BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 6.9%
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (LIBOR USD 1 Month + 1.58%),
1.68%, 01/25/35
(a)
................. USD 1,126 $ 1,115,000
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.33%,
01/15/33
(a)(b)
..................... 2,000 2,001,417
AGL Core CLO 5 Ltd., Series 2020-5A, Class
B, (LIBOR USD 3 Month + 2.78%), 2.97%,
07/20/30
(a)(b)
..................... 3,000 3,007,297
AIG CLO Ltd.
(a)(b)
:
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.22%, 04/20/32 .... 1,500 1,500,000
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.27%, 04/20/32 .... 1,000 1,000,000
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.36%), 1.54%, 10/25/32 .... 11,500 11,514,193
AIMCO CLO, Series 2015-AA, Class BR,
(LIBOR USD 3 Month + 1.30%), 1.48%,
01/15/28
(a)(b)
..................... 1,500 1,499,979
AIMCO CLO 11 Ltd.
(a)(b)
:
Series 2020-11A, Class B1, (LIBOR USD 3
Month + 1.80%), 1.98%, 10/15/31 .... 2,000 1,998,054
Series 2020-11A, Class C, (LIBOR USD 3
Month + 2.40%), 2.58%, 10/15/31 .... 2,000 2,002,919
Ajax Mortgage Loan Trust
(b)
:
Series 2018-E, Class A, 4.38%, 06/25/58
(a)
5,671 5,722,548
Series 2018-E, Class B, 5.25%, 06/25/58
(a)(c)
630 634,473
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
1,555 1,345,355
Series 2018-F, Class A, 4.38%, 11/25/58
(a)(c)
5,508 5,578,568
Series 2018-F, Class B, 5.25%, 11/25/58
(a)(c)
719 726,384
Series 2018-F, Class C, 0.00%, 11/25/58
(c)
. 1,665 999,010
Series 2018-G, Class A, 4.38%, 06/25/57
(a)(c)
5,059 5,053,763
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
816 615,702
Series 2018-G, Class C, 5.25%, 06/25/57
(c)
2,082 2,047,715
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
2,677 2,715,850
Series 2019-B, Class B, 5.25%, 01/25/59
(a)(c)
420 317,100
Series 2019-B, Class C, 0.00%, 01/25/59
(c)
1,073 920,776
Allegany Park CLO Ltd., Series 2019-1A, Class
A, (LIBOR USD 3 Month + 1.33%), 1.52%,
01/20/33
(a)(b)
..................... 4,000 4,006,143
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.34%,
10/21/28
(a)(b)
..................... 1,300 1,291,686
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (LIBOR USD 3 Month + 1.50%), 1.69%,
01/17/31
(a)(b)
..................... 1,000 987,756
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.83%,
06/13/31
(a)(b)
..................... 1,000 994,717
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
1.58%, 01/19/33
(a)(b)
................ 2,000 2,005,238
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.03%, 10/15/29
(a)(b)
3,500 3,498,231
ALM VII R-2 Ltd., Series 2013-7R2A, Class
BR2, (LIBOR USD 3 Month + 2.20%),
2.38%, 10/15/27
(a)(b)
................ 600 598,913
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.45%,
11/02/30
(a)(b)
..................... 1,750 1,750,172
AMMC CLO XII Ltd., Series 2013-12A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.40%,
11/10/30
(a)(b)
..................... 2,000 2,000,206
AMSR Trust
(b)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 10,456,661
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... USD 19,850 $ 20,201,395
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... 7,500 7,624,247
Anchorage Capital CLO 3-R Ltd.
(a)(b)
:
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 1.68%, 01/28/31 .... 3,400 3,351,635
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.03%, 01/28/31 .... 1,250 1,245,314
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.03%, 01/28/31 .... 600 596,618
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.78%, 01/28/31 .... 2,250 2,190,584
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 2.03%, 01/15/30
(a)(b)
.......... 1,850 1,829,349
Anchorage Capital CLO 8 Ltd.
(a)(b)
:
Series 2016-8A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.78%, 07/28/28 .... 1,400 1,402,453
Series 2016-8A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.18%, 07/28/28 .... 4,000 4,000,160
Anchorage Capital CLO Ltd.
(a)(b)
:
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 1.38%, 10/15/31 .... 7,650 7,650,055
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 1.93%, 10/15/31 .... 3,000 2,985,903
Series 2018-10A, Class D, (LIBOR USD 3
Month + 3.15%), 3.33%, 10/15/31 .... 1,500 1,499,986
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class ER, (EURIBOR 3 Month + 6.45%),
6.45%, 04/15/34
(a)
................. EUR 499 582,219
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)
................. 300 354,254
Antares CLO Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.53%), 1.72%,
01/20/30
(a)(b)
..................... USD 5,000 5,008,187
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.26%,
04/15/31
(a)(b)
..................... 2,400 2,397,626
Apidos CLO XV
(a)(b)
:
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 2.04%, 04/20/31 ... 7,000 6,948,221
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 2.89%, 04/20/31 ... 2,000 1,974,959
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 2.13%,
07/16/31
(a)(b)
..................... 1,750 1,746,631
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.14%,
04/20/31
(a)(b)
..................... 1,000 993,621
Apidos CLO XXIX
(a)(b)
:
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.73%, 07/25/30 .... 1,000 995,410
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 2.08%, 07/25/30 .... 1,000 994,876
Apidos CLO XXV, Series 2016-25A, Class A1R,
(LIBOR USD 3 Month + 1.17%), 1.36%,
10/20/31
(a)(b)
..................... 4,500 4,501,795
Apidos CLO XXVII, Series 2017-27A, Class
A2, (LIBOR USD 3 Month + 1.70%), 1.89%,
07/17/30
(a)(b)
..................... 2,000 2,001,380
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.59%,
01/20/33
(a)(b)
..................... 1,000 1,004,120

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)
................. EUR 219 $ 246,226
Ares CLO Ltd., Series 2018-50A, Class B,
(LIBOR USD 3 Month + 1.70%), 1.88%,
01/15/32
(a)(b)
..................... USD 4,000 4,005,957
Ares LII CLO Ltd., Series 2019-52A, Class B,
(LIBOR USD 3 Month + 1.85%), 2.03%,
04/22/31
(a)(b)
..................... 5,000 4,999,989
Ares LIII CLO Ltd.
(a)(b)
:
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.83%, 04/24/31 .... 4,500 4,505,004
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 3.93%, 04/24/31 .... 3,000 3,000,784
Ares XL CLO Ltd., Series 2016-40A, Class CR,
(LIBOR USD 3 Month + 3.40%), 3.58%,
01/15/29
(a)(b)
..................... 1,000 1,000,448
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
............ 4,500 3,185,680
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 1.99%,
07/20/30
(a)(b)
..................... 1,000 995,006
Ares XXVII CLO Ltd., Series 2013-2A, Class
CR, (LIBOR USD 3 Month + 2.40%), 2.58%,
07/28/29
(a)(b)
..................... 1,000 1,000,355
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.48%, 05/24/30
(a)(b)
................ 1,000 1,001,004
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.29%,
04/17/33
(a)(b)
..................... 7,250 7,264,033
Ares XXXVII CLO Ltd.
(a)(b)
:
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 1.35%, 10/15/30 .... 3,000 3,003,313
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 1.68%, 10/15/30 .... 1,500 1,495,459
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 1.98%, 10/15/30 .... 1,017 1,015,347
Ares XXXVR CLO Ltd.
(a)(b)
:
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 1.58%, 07/15/30 .... 1,500 1,500,154
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 2.08%, 07/15/30 .... 1,000 1,000,891
Assurant CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.25%), 1.44%, 10/20/29 .... 4,000 4,001,587
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.89%, 10/20/29 .... 3,000 3,000,123
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.10%), 2.29%, 10/20/29 .... 1,250 1,247,974
Series 2018-3A, Class A, (LIBOR USD 3
Month + 1.23%), 1.42%, 10/20/31 .... 2,000 2,000,616
Atlas Senior Loan Fund VII Ltd.
(a)(b)
:
Series 2016-7A, Class A1R, (LIBOR USD 3
Month + 1.28%), 1.47%, 11/27/31 .... 5,714 5,714,874
Series 2016-7A, Class A2R, (LIBOR USD 3
Month + 1.55%), 1.74%, 11/27/31 .... 5,500 5,511,488
Series 2016-7A, Class B1R, (LIBOR USD 3
Month + 1.80%), 1.99%, 11/27/31 .... 1,700 1,700,028
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 1.28%, 07/26/31
(a)(b)
.......... 2,000 2,000,556
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.36%, 10/24/31
(a)(b)
.......... 1,700 1,702,331
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
..................... USD 11,500 $ 220,800
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.13%, 08/23/30
(a)(b)
1,000 988,367
Atrium XV
(a)(b)
:
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 1.92%, 01/23/31 ......... 1,000 1,000,229
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 3.17%, 01/23/31 ......... 500 499,998
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)
...................... EUR 670 753,812
Ballyrock CLO Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.55%), 2.74%, 10/20/31 .... USD 1,000 1,001,459
Series 2020-2A, Class C, (LIBOR USD 3
Month + 3.77%), 3.96%, 10/20/31 .... 1,000 1,002,215
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (LIBOR USD 3 Month + 2.10%), 2.29%,
03/09/34
(a)(b)
..................... 1,000 1,001,908
Battalion CLO XIV Ltd., Series 2019-14A, Class
D, (LIBOR USD 3 Month + 3.95%), 4.14%,
04/20/32
(a)(b)
..................... 2,500 2,500,445
Battalion CLO XIX Ltd.
(a)(b)(c)
:
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.19%, 04/15/34 .... 3,000 3,000,000
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.25%), 3.44%, 04/15/34 .... 3,000 3,000,000
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 1.35%, 01/25/35 .... 890 892,164
Series 2006-HE7, Class 1A2, (LIBOR USD 1
Month + 0.17%), 0.28%, 09/25/36 .... 854 826,134
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.27%, 01/25/37 ... 1,109 1,086,787
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.25%, 03/25/37 .... 3,090 2,955,602
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.25%, 03/25/37 .... 4,361 4,128,570
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 0.25%, 04/25/37 .... 5,416 6,455,844
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.83%, 04/25/34
(a)
..... 2,859 2,883,035
Benefit Street Partners CLO VI Ltd., Series
2015-VIA, Class A1R, (LIBOR USD 3 Month
+ 1.24%), 1.43%, 10/18/29
(a)(b)
......... 5,000 5,000,998
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3 Month
+ 1.10%), 1.29%, 01/20/31
(a)(b)
......... 1,500 1,497,018
Benefit Street Partners CLO XIX Ltd.
(a)(b)
:
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 1.53%, 01/15/33 .... 7,000 7,020,663
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 2.18%, 01/15/33 .... 4,250 4,269,546
Benefit Street Partners CLO XV Ltd.
(a)(b)
:
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.34%, 07/18/31 .... 2,200 2,200,694
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 1.89%, 07/18/31 .... 1,000 1,002,690
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(a)
...................... EUR 550 631,339
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(c)
................ 300 348,080

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.36%, 10/22/30
(a)(b)
................ USD 980 $ 980,494
Buckhorn Park CLO Ltd., Series 2019-1A,
Class C, (LIBOR USD 3 Month + 2.55%),
2.74%, 01/18/31
(a)(b)
................ 1,250 1,252,967
Canyon Capital CLO Ltd., Series 2016-2A,
Class BR, (LIBOR USD 3 Month + 1.75%),
1.93%, 10/15/31
(a)(b)
................ 1,250 1,251,069
Canyon CLO Ltd.
(a)(b)
:
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 0.00%, 07/15/34 .... 1,000 1,000,000
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 0.00%, 07/15/34 .... 1,000 1,000,000
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 2.72%, 01/15/34 .... 1,000 1,004,622
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)
...................... EUR 300 344,574
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(LIBOR USD 3 Month + 1.85%), 2.05%,
04/30/31
(a)(b)
..................... USD 1,000 989,050
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 0.36%, 04/25/36
(a)
........... 2,876 2,527,325
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.89%,
04/20/29
(a)(b)
..................... 1,000 1,001,142
CBAM Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.44%, 07/20/30 .... 1,000 999,999
Series 2017-2A, Class C1, (LIBOR USD 3
Month + 2.40%), 2.59%, 10/17/29 .... 1,000 999,520
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 1.62%, 01/20/34 .... 4,000 4,023,863
C-BASS Mortgage Loan Trust, Series 2007-
CB3, Class A1, 5.77%, 03/25/37
(d)
...... 6,298 3,184,903
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class AR, (LIBOR USD 3 Month + 1.23%),
1.40%, 07/23/30
(a)(b)
................ 8,375 8,377,539
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 3,950 1,999,462
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.29%, 07/17/31
(a)(b)
................ 1,750 1,749,996
Cedar Funding X CLO Ltd.
(a)(b)
:
Series 2019-10A, Class A, (LIBOR USD 3
Month + 1.34%), 1.53%, 10/20/32 .... 12,500 12,514,368
Series 2019-10A, Class D, (LIBOR USD 3
Month + 3.85%), 4.04%, 10/20/32 .... 2,000 2,009,186
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)
................. EUR 200 228,805
CIFC Funding Ltd.
(a)(b)
:
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.48%, 04/27/31 ... USD 1,700 1,698,225
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 2.08%, 04/24/30 .... 500 497,503
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 2.53%, 10/22/31 .... 1,000 1,000,906
Series 2014-4RA, Class A2, (LIBOR USD 3
Month + 1.65%), 1.84%, 10/17/30 .... 1,000 997,893
Series 2014-4RA, Class B, (LIBOR USD 3
Month + 2.20%), 2.39%, 10/17/30 .... 400 400,218
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 3.20%), 3.39%, 10/17/30 .... 1,750 1,751,077
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-2A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.23%, 04/15/30 .... USD 2,000 $ 2,000,622
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.41%, 07/20/30 .... 3,500 3,497,663
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 2.04%, 11/16/30 .... 500 497,279
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 1.59%, 04/18/31 .... 1,000 984,802
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.34%, 10/17/31 .... 2,700 2,696,974
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.29%, 10/17/31 .... 1,000 1,000,320
Series 2019-5A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.52%, 10/15/32 .... 12,500 12,494,710
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.51%, 01/16/33 .... 8,500 8,499,268
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 4.13%, 01/16/33 .... 1,150 1,158,807
Series 2020-1A, Class B, (LIBOR USD 3
Month + 2.30%), 2.48%, 07/15/32 .... 7,500 7,509,372
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.90%), 4.09%, 10/20/31 .... 1,500 1,507,317
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 0.57%, 08/25/36
(a)
..... 2,772 2,666,762
Clear Creek CLO
(a)(b)
:
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.39%, 10/20/30 .... 7,000 7,008,072
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.79%, 10/20/30 .... 3,000 3,006,027
Conseco Finance Corp.
(a)
:
Series 1996-5, Class M1, 8.05%, 07/15/27 . 742 746,658
Series 1997-7, Class M1, 7.03%, 07/15/28 . 2,913 2,979,970
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.45%, 07/25/37
(a)(b)
1,564 1,250,127
CVC Cordatus Loan Fund XX DAC,   0.00%,
06/22/34 ....................... 100 119,023
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-G, Class 2A, (LIBOR USD 1
Month + 0.15%), 0.26%, 10/15/36
(a)
..... 730 691,420
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.37%,
10/20/30
(a)(b)
..................... 1,000 1,001,122
Dewolf Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.21%), 1.39%,
10/15/30
(a)(b)
..................... 3,000 3,000,566
Dryden 33 Senior Loan Fund, Series 2014-33A,
Class DR3, (LIBOR USD 3 Month + 3.65%),
3.83%, 04/15/29
(a)(b)
................ 2,200 2,201,322
Dryden 50 Senior Loan Fund
(a)(b)
:
Series 2017-50A, Class C, (LIBOR USD 3
Month + 2.25%), 2.43%, 07/15/30 .... 1,000 1,000,785
Series 2017-50A, Class SUB, 0.00%,
07/15/30 ..................... 4,000 2,446,400
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.93%,
01/16/32
(a)(b)
..................... 1,000 1,001,706
Dryden 86 CLO Ltd., Series 2020-86A, Class
A, (LIBOR USD 3 Month + 1.65%), 1.84%,
07/17/30
(a)(b)
..................... 1,000 1,001,199
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 3.34%, 08/15/30
(a)(b)
.......... 1,500 1,500,299

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Eaton Vance CLO Ltd., Series 2019-1A, Class
AR, (LIBOR USD 3 Month + 1.10%), 0.00%,
04/15/31
(a)(b)
..................... USD 2,500 $ 2,500,000
Elmwood CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 1.64%, 10/20/33 .... 2,500 2,511,174
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 4.59%, 10/20/33 .... 1,000 1,021,926
Elmwood CLO III Ltd., Series 2019-3A, Class
A1, (LIBOR USD 3 Month + 1.37%), 1.55%,
10/15/32
(a)(b)
..................... 13,000 13,042,268
Elmwood CLO IV Ltd.
(a)(b)
:
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.88%, 04/15/33 .... 1,250 1,253,675
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 3.33%, 04/15/33 .... 2,000 2,004,723
Elmwood CLO VI Ltd.
(a)(b)(c)
:
Series 2020-3A, Class A, (LIBOR USD 3
Month + 1.32%), 1.50%, 10/15/31 .... 2,500 2,505,500
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.65%), 3.83%, 10/15/31 .... 1,000 1,005,500
First Franklin Mortgage Loan Trust
(a)
:
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 0.61%, 06/25/36 .... 1,450 1,335,009
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 0.35%, 10/25/36 .... 3,676 2,922,434
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 0.43%, 10/25/36 ... 2,425 1,971,021
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.26%, 12/25/36 .... 3,411 3,194,682
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 0.66%, 01/25/36 ... 8,555 8,402,728
Flatiron CLO 17 Ltd., Series 2017-1A, Class
AR, (LIBOR USD 3 Month + 0.98%), 1.18%,
05/15/30
(a)(b)
..................... 3,000 3,003,136
Flatiron CLO 19 Ltd.
(a)(b)
:
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.32%), 1.51%, 11/16/32 .... 3,000 3,010,570
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.89%, 11/16/32 .... 1,500 1,501,648
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.09%, 11/16/32 .... 3,500 3,519,585
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 4.04%,
11/20/33
(a)(b)
..................... 1,000 1,013,722
Galaxy XV CLO Ltd., Series 2013-15A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.38%,
10/15/30
(a)(b)
..................... 2,500 2,499,993
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (LIBOR USD 3 Month + 2.60%),
2.79%, 04/20/31
(a)(b)
................ 1,800 1,774,807
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 1.88%,
01/15/31
(a)(b)
..................... 500 487,442
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (LIBOR USD 3 Month + 1.02%), 1.21%,
05/16/31
(a)(b)
..................... 3,000 3,001,480
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.37%,
10/15/30
(a)(b)
..................... 2,250 2,250,329
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 1.49%, 04/20/30
(a)(b)
.... 2,000 1,990,297
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 0.00%, 04/24/31
(a)(b)
.... 1,000 1,000,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class A, (LIBOR USD 3
Month + 1.30%), 1.49%, 10/20/32
(a)(b)
.... USD 7,000 $ 7,006,364
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (LIBOR USD 3 Month
+ 1.60%), 1.78%, 10/29/29
(a)(b)
......... 900 899,999
GoldenTree Loan Opportunities X Ltd.
(a)(b)
:
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 1.31%, 07/20/31 .... 3,300 3,304,127
Series 2015-10A, Class C1R, (LIBOR USD 3
Month + 2.10%), 2.29%, 07/20/31 .... 1,000 1,000,220
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (LIBOR USD 3 Month
+ 1.07%), 1.26%, 01/18/31
(a)(b)
......... 2,188 2,184,770
Greene King Finance plc
(a)
:
Series B1,  (LIBOR GBP 3 Month + 1.80%),
1.88%, 12/15/34 ................ GBP 100 117,044
Series B2,  (LIBOR GBP 3 Month + 2.08%),
2.16%, 03/15/36 ................ 100 113,937
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 6,231 5,451,676
Greywolf CLO III Ltd.
(a)(b)
:
Series 2020-3RA, Class BR, (LIBOR USD 3
Month + 2.45%), 2.63%, 04/15/33 .... 3,000 3,005,432
Series 2020-3RA, Class CR, (LIBOR USD 3
Month + 3.35%), 3.53%, 04/15/33 .... 1,000 1,000,144
Greywolf CLO VI Ltd., Series 2018-1A, Class
C, (LIBOR USD 3 Month + 2.95%), 3.13%,
04/26/31
(a)(b)
..................... 1,000 992,494
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.30%), 2.49%,
01/20/30
(a)(b)
..................... 1,000 1,000,896
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 0.81%, 12/25/35
(a)
... 1,025 448,689
Series 2006-4, Class 1A1, 3.02%,
03/25/36
(a)
.................... 3,484 2,808,825
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 0.47%, 03/25/36
(a)
... 4,075 1,859,441
Series 2006-18, Class AF6, 5.68%,
11/25/36
(d)
.................... 3,676 1,402,895
GSAMP Trust
(a)
:
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 0.25%, 11/25/36 .... 7,755 4,736,365
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.24%), 0.35%, 08/25/36 .... 1,835 1,652,780
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.28%, 07/28/31
(a)(b)
................ 1,000 1,000,848
Gulf Stream Meridian 1 Ltd.
(a)(b)
:
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.55%, 04/15/33 .... 7,500 7,519,182
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.18%, 04/15/33 .... 2,000 2,011,272
HalseyPoint CLO 2 Ltd., Series 2020-2A, Class
A1, (LIBOR USD 3 Month + 1.86%), 2.05%,
07/20/31
(a)(b)
..................... 1,600 1,608,589
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
1.64%, 11/30/32
(a)(b)
................ 4,000 4,016,990
HalseyPoint CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 1.54%, 01/20/33 .... 5,000 5,007,457
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 2.39%, 01/20/33 .... 2,500 2,509,003

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)
...................... EUR 235 $ 272,315
Harvest CLO XXIII DAC, Series 23X, Class
E, (EURIBOR 3 Month + 5.33%), 5.33%,
10/20/32
(a)
...................... 118 134,238
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(c)
..................... 300 348,445
Highbridge Loan Management Ltd., Series 12A-
18, Class B, (LIBOR USD 3 Month + 1.85%),
2.04%, 07/18/31
(a)(b)
................ USD 1,000 994,293
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
2.14%, 07/20/30
(a)(b)
................ 1,000 999,668
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(a)
...................... EUR 265 317,747
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)
...................... 200 237,589
Invitation Homes Trust
(a)(b)
:
Series 2018-SFR3, Class E, (LIBOR USD 1
Month + 2.00%), 2.12%, 07/17/37 .... USD 3,033 3,039,091
Series 2018-SFR4, Class A, (LIBOR USD 1
Month + 1.10%), 1.22%, 01/17/38 .... 2,849 2,866,808
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 0.91%, 07/25/36
(a)
.......... 2,975 2,896,726
Kayne CLO 5 Ltd.
(a)(b)
:
Series 2019-5A, Class B1, (LIBOR USD 3
Month + 2.00%), 2.18%, 07/24/32 .... 3,000 3,005,613
Series 2019-5A, Class D, (LIBOR USD 3
Month + 3.80%), 3.98%, 07/24/32 .... 1,300 1,301,545
Kayne CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 1.64%,
01/15/34
(a)(b)
..................... 1,250 1,257,602
Kayne CLO II Ltd.
(a)(b)(c)
:
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 1.26%, 10/15/31 .... 5,375 5,375,000
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.68%, 10/15/31 .... 5,000 5,000,000
Kayne CLO III Ltd.
(a)(b)
:
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 1.66%, 04/15/32 .... 15,500 15,674,355
Series 2019-3A, Class B1, (LIBOR USD 3
Month + 2.05%), 2.23%, 04/15/32 .... 4,000 4,000,015
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 1.84%, 07/20/30
(a)(b)
350 349,302
Long Beach Mortgage Loan Trust
(a)
:
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 0.63%, 08/25/45 .... 2,226 2,162,961
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 0.41%, 05/25/36 .... 26,076 17,672,027
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.15%), 0.26%, 07/25/36 .... 6,528 3,383,906
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.26%, 08/25/36 .... 7,670 4,853,479
Series 2006-10, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.27%, 11/25/36 .... 4,216 1,817,495
Series 2006-10, Class 2A4, (LIBOR USD 1
Month + 0.22%), 0.33%, 11/25/36 .... 4,044 1,761,568
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 0.71%, 01/25/36 ... 1,846 1,680,741
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.84%,
01/15/33
(a)(b)
..................... USD 2,250 $ 2,262,713
Madison Park Funding XV Ltd., Series 2014-
15A, Class B1R, (LIBOR USD 3 Month +
2.20%), 2.38%, 01/27/26
(a)(b)
.......... 1,450 1,450,013
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.38%, 10/21/30
(a)(b)
.......... 12,250 12,254,909
Madison Park Funding XX Ltd., Series 2016-
20A, Class DR, (LIBOR USD 3 Month +
3.00%), 3.18%, 07/27/30
(a)(b)
.......... 1,315 1,315,247
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.38%, 07/29/30
(a)(b)
.......... 3,500 3,499,270
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.79%, 04/20/30
(a)(b)
.......... 1,000 981,630
Madison Park Funding XXXI Ltd.
(a)(b)
:
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 2.32%, 01/23/31 .... 600 599,994
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 3.17%, 01/23/31 .... 750 749,997
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.69%, 12/18/30
(a)(b)
................ 1,500 1,474,814
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)
...................... EUR 100 116,620
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 0.63%, 06/25/36
(a)(b)
......... USD 2,618 2,439,872
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 5.92%, 09/25/46
(d)
.. 664 252,450
Neuberger Berman CLO XVIII Ltd.
(a)(b)
:
Series 2014-18A, Class BR2, (LIBOR USD 3
Month + 2.15%), 2.34%, 10/21/30 .... 1,500 1,501,381
Series 2014-18A, Class CR2, (LIBOR USD 3
Month + 3.00%), 3.19%, 10/21/30 .... 1,250 1,250,221
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 3.48%, 04/20/34
(a)(b)
.......... 1,000 1,000,000
Neuberger Berman CLO XXII Ltd.
(a)(b)
:
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.84%, 10/17/30 .... 800 800,681
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 2.39%, 10/17/30 .... 1,000 1,000,977
Neuberger Berman CLO XXIII Ltd.
(a)(b)
:
Series 2016-23A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.34%, 10/17/27 .... 4,400 4,403,084
Series 2016-23A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.09%, 10/17/27 .... 1,100 1,099,993
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
:
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.36%, 10/18/30 .... 14,850 14,850,422
Series 2017-26A, Class B, (LIBOR USD 3
Month + 1.50%), 1.69%, 10/18/30 .... 1,500 1,490,682
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 2.78%, 01/15/30
(a)(b)
.... 1,000 984,020
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 3.29%, 10/19/31
(a)(b)
.... 500 500,222

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class C1, (LIBOR USD 3
Month + 2.60%), 2.79%, 01/20/33
(a)(b)
.... USD 665 $ 669,041
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class C, (LIBOR USD 3
Month + 2.50%), 2.69%, 07/20/31
(a)(b)
.... 1,563 1,565,864
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 1.94%, 04/16/33
(a)(b)
.... 1,000 982,848
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)
..... EUR 188 220,366
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.28%, 12/21/29
(a)(b)
................ USD 4,750 4,750,214
North Westerly VII ESG CLO DAC,   0.00%,
05/15/35 ....................... 100 119,023
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)
................. EUR 200 235,641
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
USD 756 794,345
Series 1999-C, Class A2, 7.48%, 08/15/27 . 3,618 3,419,496
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
381 275,048
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
40 41,966
OCP CLO Ltd.
(a)(b)
:
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.08%, 04/26/31 .... 3,100 3,038,094
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 1.45%, 10/17/30 .... 10,800 10,800,241
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 1.91%, 10/17/30 .... 7,500 7,505,454
Series 2015-9A, Class CR, (LIBOR USD 3
Month + 2.70%), 2.88%, 07/15/27 .... 2,000 1,999,390
Series 2015-10A, Class CR, (LIBOR USD 3
Month + 2.60%), 2.78%, 10/26/27 .... 1,000 998,160
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 1.45%, 10/26/30 ... 1,000 1,000,057
Series 2016-12A, Class CR, (LIBOR USD 3
Month + 3.00%), 3.19%, 10/18/28 .... 1,000 999,993
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 1.89%, 07/20/31 .... 1,000 1,000,819
Series 2019-17A, Class C1, (LIBOR USD 3
Month + 2.55%), 2.74%, 07/20/32 .... 2,500 2,508,136
Series 2019-17A, Class D, (LIBOR USD 3
Month + 3.95%), 4.14%, 07/20/32 .... 1,500 1,502,204
Series 2020-18A, Class A, (LIBOR USD 3
Month + 1.80%), 1.99%, 04/20/30 .... 2,750 2,751,407
Series 2020-19A, Class A1, (LIBOR USD 3
Month + 1.75%), 1.94%, 07/20/31 .... 1,000 1,002,244
OCP Euro CLO DAC
(a)
:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... EUR 298 346,745
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 200 230,053
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 .... 400 465,924
Octagon Investment Partners 26 Ltd.
(a)
:
Series 2016-1, Class AR, 3.03%, 07/15/30 . USD 1,250 1,233,788
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.78%, 07/15/30
(b)
... 6,000 5,967,154
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 2.28%, 07/15/30
(a)(b)
.......... 1,500 1,494,091
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.43%, 10/24/30
(a)(b)
......... USD 4,000 $ 4,000,100
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 3.28%, 01/24/33
(a)(b)
.......... 1,532 1,534,395
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 1.59%, 01/20/30
(a)(b)
.......... 2,000 1,970,113
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 2.79%, 01/20/31
(a)(b)
.......... 1,000 974,239
Octagon Loan Funding Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 1.37%, 11/18/31 .... 13,212 13,211,858
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 1.89%, 11/18/31 .... 1,500 1,499,990
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 2.39%, 11/18/31 .... 1,000 1,000,168
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.20%),
2.39%, 04/21/34
(a)(b)
................ 1,500 1,500,000
OHA Credit Funding 3 Ltd.
(a)(b)
:
Series 2019-3A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.51%, 07/20/32 .... 8,000 8,003,076
Series 2019-3A, Class D, (LIBOR USD 3
Month + 3.55%), 3.74%, 07/20/32 .... 2,500 2,505,466
OHA Credit Funding 4 Ltd.
(a)(b)
:
Series 2019-4A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.55%, 10/22/32 .... 11,500 11,510,314
Series 2019-4A, Class C, (LIBOR USD 3
Month + 2.65%), 2.87%, 10/22/32 .... 2,000 2,007,068
Series 2019-4A, Class D, (LIBOR USD 3
Month + 3.75%), 3.97%, 10/22/32 .... 2,000 2,008,306
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.14%, 01/20/32
(a)(b)
................ 400 400,047
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.69%, 01/21/30
(a)(b)
................ 1,000 990,342
OHA Loan Funding Ltd.
(a)(b)
:
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.53%, 11/15/32 .... 23,875 23,900,692
Series 2015-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.84%, 11/15/32 .... 500 502,013
Series 2015-1A, Class DR2, (LIBOR USD 3
Month + 4.00%), 4.19%, 11/15/32 .... 1,500 1,509,117
OZLM XIV Ltd., Series 2015-14A, Class A1AR,
(LIBOR USD 3 Month + 1.16%), 1.34%,
01/15/29
(a)(b)
..................... 4,688 4,680,859
OZLM XIX Ltd., Series 2017-19A, Class A1,
(LIBOR USD 3 Month + 1.22%), 1.40%,
11/22/30
(a)(b)
..................... 10,000 9,999,989
Palmer Square CLO Ltd.
(a)(b)
:
Series 2013-2A, Class A2RR, (LIBOR USD
3 Month + 1.75%), 1.94%, 10/17/31 ... 1,350 1,350,304
Series 2013-2A, Class AARR, (LIBOR USD
3 Month + 1.20%), 1.39%, 10/17/31 ... 500 500,057
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 0.00%, 10/17/31 .... 1,950 1,950,000
Series 2013-2A, Class BRR, (LIBOR USD 3
Month + 2.20%), 2.39%, 10/17/31 .... 1,300 1,301,188
Series 2013-2A, Class CRR, (LIBOR USD 3
Month + 3.20%), 3.39%, 10/17/31 .... 1,800 1,801,100
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.84%, 01/17/31 .... 500 494,159

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-1A, Class CR2, (LIBOR USD 3
Month + 3.15%), 3.33%, 05/21/29 .... USD 4,100 $ 4,100,927
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 1.29%, 07/20/30 .... 8,000 7,988,761
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 2.94%, 07/20/30 .... 1,400 1,391,207
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 1.64%, 04/18/31 .... 10,000 9,899,975
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.94%, 04/18/31 .... 2,000 1,994,529
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.83%, 07/16/31 .... 1,000 999,993
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.53%, 11/14/32 .... 7,000 7,007,418
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.85%), 2.04%, 11/14/32 .... 7,000 7,007,768
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.84%, 11/14/32 .... 2,500 2,511,802
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.75%), 3.94%, 11/14/32 .... 1,500 1,507,086
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 2.64%), 2.83%, 04/20/29
(c)
... 3,500 3,501,750
Palmer Square Loan Funding Ltd.
(a)(b)
:
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.84%, 04/20/27 .... 7,500 7,499,971
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.15%), 3.34%, 04/20/27 .... 5,000 5,000,158
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.44%, 04/20/28 .... 2,000 2,002,088
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
:
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 1.98%, 08/23/31 .... 2,600 2,607,511
Series 2018-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.79%, 10/20/31 .... 4,700 4,681,705
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.04%, 05/15/32 .... 2,500 2,500,463
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(LIBOR USD 3 Month + 1.70%), 0.00%,
05/18/34
(a)(b)
..................... 1,000 1,000,000
Progress Residential Trust
(b)
:
Series 2018-SFR3, Class F, 5.37%,
10/17/35 ..................... 27,477 27,835,292
Series 2019-SFR2, Class F, 4.84%,
05/17/36 ..................... 5,580 5,426,120
Series 2019-SFR3, Class F, 3.87%,
09/17/36 ..................... 3,000 3,049,639
Series 2019-SFR4, Class E, 3.44%,
10/17/36 ..................... 12,500 12,837,134
Series 2020-SFR1, Class F, 3.43%,
04/17/37 ..................... 5,500 5,567,963
Series 2020-SFR1, Class G, 4.03%,
04/17/37 ..................... 3,500 3,527,122
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)
...................... EUR 171 198,933
Regata XII Funding Ltd.
(a)(b)
:
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.50%, 10/15/32 .... USD 21,000 21,068,978
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.75%), 3.93%, 10/15/32 .... 1,000 1,003,963
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
3.88%, 01/15/29
(a)(b)
................ 4,500 4,507,227
Regatta IX Funding Ltd.
(a)(b)
:
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 1.99%, 04/17/30 .... 10,000 10,013,766
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 2.64%, 04/17/30 .... USD 1,000 $ 1,000,727
Regatta VI Funding Ltd.
(a)(b)
:
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.24%, 07/20/28 .... 1,000 1,000,000
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.15%), 0.00%, 04/20/34 .... 1,000 1,000,000
Regatta VII Funding Ltd.
(a)(b)
:
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.19%, 12/20/28 .... 750 749,584
Series 2016-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 2.94%, 12/20/28 .... 1,000 999,986
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.44%, 10/17/30
(a)(b)
................ 3,500 3,500,535
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 1.99%,
01/17/31
(a)(b)
..................... 1,500 1,498,627
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.28%, 07/15/31
(a)(b)
................ 1,250 1,246,486
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
3.48%, 10/25/31
(a)(b)
................ 1,000 1,000,186
Regatta XVI Funding Ltd.
(a)(b)
:
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 2.23%, 01/15/33 .... 6,700 6,726,591
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.08%, 01/15/33 .... 1,000 1,007,257
Riserva CLO Ltd., Series 2016-3A, Class DRR,
(LIBOR USD 3 Month + 3.25%), 3.44%,
01/18/34
(a)(b)
..................... 1,250 1,245,054
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 1.83%, 04/20/34 ... 3,500 3,500,000
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 1.90%, 05/20/31 .... 1,000 998,870
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.35%, 10/20/31 .... 3,500 3,501,160
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 1.99%, 10/20/31 .... 1,125 1,126,837
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.39%, 10/20/31 .... 700 700,055
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.29%, 10/20/31 .... 1,600 1,600,087
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.33%), 1.51%, 08/20/32 .... 6,500 6,506,839
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.50%), 2.68%, 08/20/32 .... 1,000 1,001,492
Rockford Tower Europe CLO DAC
(a)
:
Series 2018-1X, Class E, (EURIBOR 3
Month + 5.36%), 5.36%, 12/20/31 .... EUR 300 345,540
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.96%), 5.96%, 04/20/34 .... 300 349,620
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.43%, 10/15/31
(a)(b)
USD 1,250 1,251,480
RR 7 Ltd., Series 2019-7A, Class A1A, (LIBOR
USD 3 Month + 1.35%), 1.53%, 01/15/33
(a)(b)
3,700 3,709,796
Sculptor European CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month + 4.90%),
4.90%, 10/15/30
(a)
................. EUR 148 178,198
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.09%, 04/20/29
(a)(b)
................ USD 2,000 1,972,049

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 7 Ltd.
(a)(b)
:
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 1.69%, 04/30/32 .... USD 5,000 $ 5,000,797
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 2.19%, 04/30/32 .... 5,000 5,005,065
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
1.43%, 01/20/34
(a)(b)
................ 8,500 8,533,415
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
1.36%, 10/26/31
(a)(b)
................ 6,600 6,600,257
Sound Point CLO XXII Ltd., Series 2019-1A,
Class A, (LIBOR USD 3 Month + 1.37%),
1.56%, 01/20/32
(a)(b)
................ 4,000 4,002,742
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (LIBOR USD 3 Month + 1.70%),
0.00%, 04/25/34
(a)(b)
................ 3,350 3,350,000
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
1.53%, 01/25/32
(a)(b)
................ 1,500 1,502,444
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.84%, 07/25/35
(a)
................. EUR 300 353,462
Southwick Park CLO LLC, Series 2019-4A,
Class C, (LIBOR USD 3 Month + 2.50%),
2.69%, 07/20/32
(a)(b)
................ USD 1,550 1,552,085
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 2.78%,
01/15/30
(a)(b)
..................... 1,700 1,656,552
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
:
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 0.43%, 10/25/36 .... 7,013 5,575,106
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 0.34%, 01/25/37
(b)
.. 1,741 1,246,454
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
3.93%, 01/16/32
(a)(b)
................ 2,750 2,763,568
Symphony CLO XXI Ltd., Series 2019-21A,
Class D, (LIBOR USD 3 Month + 3.65%),
3.83%, 07/15/32
(a)(b)
................ 750 751,212
Taconic Park CLO Ltd., Series 2016-1A, Class
A1R, (LIBOR USD 3 Month + 1.00%),
1.19%, 01/20/29
(a)(b)
................ 575 573,362
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 0.00%,
04/20/34
(a)(b)
..................... 830 830,000
TCW CLO AMR Ltd.
(a)(b)
:
Series 2019-1A, Class B, (LIBOR USD 3
Month + 1.68%), 1.87%, 02/15/29 .... 4,000 4,002,511
Series 2019-1A, Class C, (LIBOR USD 3
Month + 1.89%), 2.09%, 02/15/29 .... 3,500 3,496,661
TCW CLO Ltd.
(a)(b)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.23%, 07/29/29 .... 5,700 5,714,807
Series 2017-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.33%, 07/29/29 .... 7,250 7,307,448
TIAA CLO IV Ltd., Series 2018-1A, Class A2,
(LIBOR USD 3 Month + 1.70%), 1.89%,
01/20/32
(a)(b)
..................... 1,000 1,000,117
TICP CLO IX Ltd., Series 2017-9A, Class B,
(LIBOR USD 3 Month + 1.60%), 1.79%,
01/20/31
(a)(b)
..................... 1,000 995,115
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.34%,
07/17/31
(a)(b)
..................... 2,500 2,500,747
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO VII Ltd.
(a)(b)
:
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.88%, 04/15/33 .... USD 2,000 $ 2,004,001
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.33%, 04/15/33 .... 5,500 5,502,565
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.38%, 04/15/33 .... 4,000 4,011,619
TICP CLO VIII Ltd.
(a)(b)
:
Series 2017-8A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.84%, 10/20/30 .... 3,000 2,992,972
Series 2017-8A, Class C, (LIBOR USD 3
Month + 3.10%), 3.29%, 10/20/30 .... 1,000 1,000,050
TICP CLO XI Ltd.
(a)(b)
:
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 1.37%, 10/20/31 .... 8,545 8,545,585
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.24%, 10/20/31 .... 1,100 1,100,335
TICP CLO XII Ltd.
(a)(b)
:
Series 2018-12A, Class A, (LIBOR USD 3
Month + 1.11%), 1.29%, 01/15/31 .... 7,800 7,793,820
Series 2018-12A, Class C, (LIBOR USD 3
Month + 2.00%), 2.18%, 01/15/31 .... 500 497,803
Series 2018-12A, Class D, (LIBOR USD 3
Month + 2.80%), 2.98%, 01/15/31 .... 1,000 999,945
TICP CLO XIII Ltd.
(a)(b)
:
Series 2019-13A, Class B, (LIBOR USD 3
Month + 1.85%), 2.03%, 07/15/32 .... 2,250 2,250,729
Series 2019-13A, Class C, (LIBOR USD 3
Month + 2.50%), 2.68%, 07/15/32 .... 1,000 1,000,868
Series 2019-13A, Class D, (LIBOR USD 3
Month + 3.45%), 3.63%, 07/15/32 .... 1,000 1,001,100
TICP CLO XIV Ltd.
(a)(b)
:
Series 2019-14A, Class A1A, (LIBOR USD 3
Month + 1.34%), 1.53%, 10/20/32 .... 7,000 7,006,464
Series 2019-14A, Class B, (LIBOR USD 3
Month + 2.70%), 2.89%, 10/20/32 .... 3,250 3,259,401
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.84%, 10/20/28
(a)(b)
................ 1,000 1,001,484
Tricon American Homes Trust
(b)
:
Series 2019-SFR1, Class E, 3.40%,
03/17/38 ..................... 7,000 7,154,781
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 ..................... 1,000 999,670
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.09%,
04/20/31
(a)(b)
..................... 1,500 1,486,470
Voya CLO Ltd.
(a)(b)
:
Series 2014-1A, Class BR2, (LIBOR USD 3
Month + 1.90%), 2.09%, 04/18/31 .... 1,000 986,341
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 2.28%, 07/14/31 .... 500 496,748
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 1.38%, 10/18/31 .... 500 500,010
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE1, Class A, (LIBOR
USD 1 Month + 0.14%), 0.25%, 07/25/37
(a)(b)
2,310 2,205,575
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 0.26%,
10/25/36
(a)
...................... 15,918 13,695,253
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.54%, 07/20/30
(a)(b)
................ 3,800 3,801,967

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Westcott Park CLO Ltd., Series 2016-1A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.44%,
07/20/28
(a)(b)
..................... USD 500 $ 500,392
York CLO 1 Ltd., Series 2014-1A, Class BRR,
(LIBOR USD 3 Month + 1.65%), 1.83%,
10/22/29
(a)(b)
..................... 2,100 2,103,070
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.33%,
01/22/31
(a)(b)
..................... 7,660 7,669,264
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.79%,
10/20/29
(a)(b)
..................... 2,000 2,001,815
York CLO-7 Ltd., Series 2019-2A, Class A1,
(LIBOR USD 3 Month + 1.37%), 1.55%,
01/22/33
(a)(b)
..................... 3,000 3,006,336
York CLO-8 Ltd., Series 2020-1A, Class D1,
(LIBOR USD 3 Month + 4.50%), 4.69%,
04/20/32
(a)(b)
..................... 2,160 2,172,284
Total Asset-Backed Securities — 6.9%
(Cost: $1,232,514,266) ............................ 1,230,614,290
Shares
Shares
Common Stocks — 23.5%
Aerospace & Defense — 0.1%
Aselsan Elektronik Sanayi ve Ticaret A/S .... 37,354 67,681
Howmet Aerospace, Inc.
(e)
.............. 7,247 231,614
L3Harris Technologies, Inc. ............. 2,728 570,779
MTU Aero Engines AG ................ 22,718 5,733,057
Singapore Technologies Engineering Ltd.
(f)
... 435,400 1,259,593
Teledyne Technologies, Inc.
(e)
............ 648 290,142
TransDigm Group, Inc.
(e)
............... 749 459,691
8,612,557
Air Freight & Logistics — 0.1%
Agility Public Warehousing Co. KSC ....... 239,292 750,801
Blue Dart Express Ltd.
(e)
............... 2,247 158,780
CH Robinson Worldwide, Inc. ........... 1,991 193,286
DSV Panalpina A/S .................. 35,442 7,896,135
Expeditors International of Washington, Inc. .. 56,719 6,231,149
FedEx Corp. ....................... 2,640 766,418
Hyundai Glovis Co. Ltd. ............... 905 155,651
Sinotrans Ltd., Class H ................ 1,148,000 524,044
United Parcel Service, Inc., Class B ....... 7,958 1,622,318
18,298,582
Airlines — 0.1%
(e)
Alaska Air Group, Inc. ................. 2,229 154,113
American Airlines Group, Inc. ............ 9,998 217,157
Copa Holdings SA, Class A ............. 131,861 11,405,976
Delta Air Lines, Inc. .................. 9,038 424,063
InterGlobe Aviation Ltd.
(b)
.............. 415,880 9,208,352
Southwest Airlines Co. ................ 8,131 510,464
United Airlines Holdings, Inc. ............ 5,176 281,574
22,201,699
Auto Components — 0.1%
Aptiv plc
(e)
......................... 8,835 1,271,268
Autoliv, Inc.
(e)
....................... 14,402 1,449,705
BorgWarner, Inc. .................... 73,724 3,581,512
Bridgestone Corp. ................... 42,300 1,695,305
Cheng Shin Rubber Industry Co. Ltd. ...... 140,000 270,018
Denso Corp. ....................... 800 51,723
Exide Industries Ltd. .................. 34,065 81,659
Koito Manufacturing Co. Ltd. ............ 6,500 405,474
Magna International, Inc. ............... 27,120 2,561,193
Security
Shares
Shares Value
Auto Components (continued)
NGK Spark Plug Co. Ltd. .............. 2,900 $ 48,429
Stanley Electric Co. Ltd. ............... 13,600 389,319
Tianneng Power International Ltd. ......... 46,000 84,344
11,889,949
Automobiles — 0.1%
Bajaj Auto Ltd.
(e)
..................... 19,192 991,952
BYD Co. Ltd., Class A ................. 2,400 58,877
BYD Co. Ltd., Class H ................ 16,500 343,110
Ford Motor Co.
(e)
.................... 42,523 490,715
Geely Automobile Holdings Ltd. .......... 22,000 57,303
General Motors Co.
(e)
................. 13,932 797,189
Honda Motor Co. Ltd. ................. 2,300 68,586
Maruti Suzuki India Ltd. ............... 88,076 7,663,049
NIO, Inc., ADR
(e)
.................... 1,453 57,887
Subaru Corp. ...................... 50,200 933,392
Tesla, Inc.
(e)
........................ 8,320 5,902,541
Toyota Motor Corp. .................. 42,500 3,180,027
Yadea Group Holdings Ltd.
(b)
............ 36,000 78,813
20,623,441
Banks — 1.6%
Abu Dhabi Commercial Bank PJSC ....... 110,017 187,384
Agricultural Bank of China Ltd., Class A ..... 2,748,600 1,357,740
Agricultural Bank of China Ltd., Class H ..... 9,535,000 3,694,044
Al Rajhi Bank ...................... 99,720 2,625,552
Alinma Bank ....................... 33,860 178,790
AMMB Holdings Bhd. ................. 385,500 280,142
Arab National Bank .................. 35,671 216,101
Axis Bank Ltd.
(e)
..................... 1,587,960 15,264,932
Bandhan Bank Ltd.
(b)(e)
................ 2,417,690 10,716,105
Bank AlBilad
(e)
...................... 10,462 104,326
Bank Al-Jazira
(e)
..................... 95,620 486,159
Bank Hapoalim BM
(e)
................. 46,906 372,791
Bank of America Corp. ................ 82,129 3,328,688
Bank of China Ltd., Class A ............. 1,350,800 677,734
Bank of China Ltd., Class H ............. 24,167,000 9,588,213
Bank of Communications Co. Ltd., Class A ... 169,800 126,092
Bank of Communications Co. Ltd., Class H .. 2,051,000 1,309,549
Bank Polska Kasa Opieki SA
(e)
........... 25,184 531,284
Bank Rakyat Indonesia Persero Tbk. PT .... 28,785,600 8,055,218
Banque Saudi Fransi ................. 8,285 86,086
BNP Paribas SA
(e)
................... 116,681 7,481,323
BOC Hong Kong Holdings Ltd. ........... 1,055,500 3,711,401
Boubyan Bank KSCP
(e)
................ 105,299 228,835
Canadian Imperial Bank of Commerce ..... 6,120 636,223
China CITIC Bank Corp. Ltd., Class H ...... 2,883,000 1,505,034
China Construction Bank Corp., Class H .... 20,910,000 16,505,134
China Everbright Bank Co. Ltd., Class A .... 182,000 106,140
China Everbright Bank Co. Ltd., Class H .... 565,000 235,932
China Merchants Bank Co. Ltd., Class H .... 41,000 329,329
CIMB Group Holdings Bhd. ............. 1,610,900 1,626,281
Citigroup, Inc. ...................... 23,305 1,660,248
Citizens Financial Group, Inc. ........... 329,230 15,236,764
Comerica, Inc. ...................... 1,600 120,256
Commercial Bank PSQC (The) ........... 131,633 191,699
Commercial International Bank Egypt SAE
(e)
.. 1,350,527 5,025,567
Credicorp Ltd.
(e)
..................... 107,416 12,825,470
CTBC Financial Holding Co. Ltd. ......... 3,625,000 2,950,177
DBS Group Holdings Ltd. .............. 397,500 8,908,399
Dubai Islamic Bank PJSC .............. 532,983 644,788
E.Sun Financial Holding Co. Ltd. ......... 2,023,138 1,949,655
Erste Group Bank AG ................. 254,710 9,052,972
Fifth Third Bancorp .................. 8,026 325,374
First Abu Dhabi Bank PJSC ............. 338,025 1,308,217
First Financial Holding Co. Ltd. ........... 2,444,640 1,999,409

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Banks (continued)
First Republic Bank .................. 1,921 $ 352,004
Grupo Financiero Banorte SAB de CV, Class O 1,873,506 10,637,837
Gulf Bank KSCP .................... 624,685 449,757
Hana Financial Group, Inc. ............. 415,669 17,038,028
Hang Seng Bank Ltd. ................. 8,100 158,574
HDFC Bank Ltd., ADR
(e)
............... 4,987 350,486
Hong Leong Bank Bhd. ................ 8,200 35,643
Hong Leong Financial Group Bhd. ........ 18,200 73,620
Hua Nan Financial Holdings Co. Ltd. ....... 855,000 580,752
Huaxia Bank Co. Ltd., Class A ........... 422,640 407,177
Huntington Bancshares, Inc. ............ 10,523 161,212
Industrial & Commercial Bank of China Ltd.,
Class A ........................ 601,800 476,549
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 33,323,000 21,623,029
Israel Discount Bank Ltd., Class A
(e)
....... 104,427 470,089
Japan Post Bank Co. Ltd. .............. 98,000 896,156
JPMorgan Chase & Co. ............... 33,018 5,078,499
KeyCorp .......................... 71,205 1,549,421
Komercni banka A/S
(e)
................. 9,628 291,446
Kuwait Finance House KSCP ............ 820,966 1,965,770
M&T Bank Corp. .................... 69,430 10,948,417
Malayan Banking Bhd. ................ 3,125,700 6,277,726
Masraf Al Rayan QSC ................. 303,930 366,208
Mega Financial Holding Co. Ltd. .......... 393,000 458,692
Moneta Money Bank A/S
(b)(e)
............ 63,003 233,981
National Bank of Kuwait SAKP ........... 564,216 1,537,993
Nordea Bank Abp ................... 730,109 7,567,274
People's United Financial, Inc. ........... 4,768 86,444
PNC Financial Services Group, Inc. (The) ... 4,532 847,257
Postal Savings Bank of China Co. Ltd., Class
H
(b)
........................... 2,174,000 1,409,985
Powszechna Kasa Oszczednosci Bank Polski
SA
(e)
.......................... 1,368,227 12,720,832
Public Bank Bhd. .................... 2,130,800 2,157,279
Qatar International Islamic Bank QSC ...... 93,964 234,403
Qatar Islamic Bank SAQ ............... 79,060 370,994
Qatar National Bank QPSC ............. 191,008 922,072
Regions Financial Corp. ............... 48,307 1,053,093
RHB Bank Bhd. ..................... 1,179,100 1,498,285
Saudi National Bank
(e)
................. 18,859 285,636
Sberbank of Russia PJSC, ADR .......... 962,797 15,157,533
SinoPac Financial Holdings Co. Ltd. ....... 1,505,000 714,128
SVB Financial Group
(e)
................ 586 335,092
Taishin Financial Holding Co. Ltd. ......... 1,224,961 617,535
Taiwan Cooperative Financial Holding Co. Ltd. 958,741 733,173
Toronto-Dominion Bank (The) ........... 25,165 1,730,011
Truist Financial Corp. ................. 27,842 1,651,309
United Overseas Bank Ltd. ............. 8,400 167,435
US Bancorp ....................... 28,671 1,701,624
Wells Fargo & Co. ................... 47,091 2,121,450
Zions Bancorp NA ................... 1,913 106,745
290,360,212
Beverages — 0.2%
Arca Continental SAB de CV ............ 54,408 292,735
Brown-Forman Corp., Class B ........... 1,967 150,043
Coca-Cola Co. (The) ................. 43,737 2,360,923
Coca-Cola Femsa SAB de CV ........... 365,387 1,713,930
Coca-Cola Femsa SAB de CV, ADR ....... 9,154 429,963
Constellation Brands, Inc., Class A ........ 1,814 435,941
Diageo plc ........................ 472,106 21,193,507
Fomento Economico Mexicano SAB de CV .. 105,435 818,361
Fomento Economico Mexicano SAB de CV,
ADR .......................... 3,878 300,545
Fraser & Neave Holdings Bhd. ........... 11,000 80,445
Security
Shares
Shares Value
Beverages (continued)
Molson Coors Beverage Co., Class B
(e)
..... 2,035 $ 111,823
Monster Beverage Corp.
(e)
.............. 4,059 393,926
PepsiCo, Inc. ...................... 15,583 2,246,445
Tsingtao Brewery Co. Ltd., Class A ........ 112,600 1,579,037
32,107,624
Biotechnology — 0.2%
3SBio, Inc.
(b)(e)
...................... 1,028,500 972,266
AbbVie, Inc. ....................... 218,465 24,358,847
Alexion Pharmaceuticals, Inc.
(e)
.......... 3,944 665,274
Amgen, Inc. ....................... 7,447 1,784,599
Biogen, Inc.
(e)
...................... 1,802 481,729
Gilead Sciences, Inc. ................. 99,046 6,286,450
Incyte Corp.
(e)
...................... 2,571 219,512
Jinyu Bio-Technology Co. Ltd., Class A ..... 53,600 180,193
Regeneron Pharmaceuticals, Inc.
(e)
........ 1,153 554,939
Vertex Pharmaceuticals, Inc.
(e)
........... 2,819 615,106
36,118,915
Building Products — 0.1%
Allegion plc ........................ 914 122,823
AO Smith Corp. ..................... 15,162 1,027,225
Assa Abloy AB, Class B ............... 263,085 7,500,444
Carrier Global Corp. .................. 9,771 425,820
Daikin Industries Ltd. ................. 400 80,686
Fortune Brands Home & Security, Inc. ...... 1,909 200,407
Johnson Controls International plc ........ 8,481 528,706
Kingspan Group plc .................. 3,966 352,756
Lennox International, Inc. .............. 3,749 1,257,190
Masco Corp. ....................... 3,367 215,084
Trane Technologies plc ................ 2,829 491,765
Xinyi Glass Holdings Ltd. .............. 130,000 460,591
Zhejiang Weixing New Building Materials Co.
Ltd., Class A ..................... 49,800 180,480
12,843,977
Capital Markets — 0.2%
Ameriprise Financial, Inc. .............. 1,267 327,393
Bank of New York Mellon Corp. (The) ...... 10,576 527,531
Bursa Malaysia Bhd. ................. 239,400 492,613
Cboe Global Markets, Inc. .............. 1,615 168,558
Charles Schwab Corp. (The) ............ 26,786 1,885,734
CME Group, Inc. .................... 4,277 863,911
Franklin Resources, Inc. ............... 3,563 106,890
Goldman Sachs Group, Inc. (The) ........ 3,791 1,320,974
Intercontinental Exchange, Inc. .......... 208,481 24,540,298
Invesco Ltd. ....................... 3,785 102,195
MarketAxess Holdings, Inc. ............. 426 208,084
Moody's Corp. ...................... 1,931 630,877
Morgan Stanley ..................... 16,230 1,339,786
MSCI, Inc. ........................ 873 424,077
Nasdaq, Inc. ....................... 1,317 212,748
Northern Trust Corp. .................. 2,730 310,674
Raymond James Financial, Inc. .......... 1,460 190,939
S&P Global, Inc. .................... 2,575 1,005,254
State Street Corp. ................... 4,385 368,121
T. Rowe Price Group, Inc. .............. 2,539 454,989
35,481,646
Chemicals — 0.3%
Air Products & Chemicals, Inc. ........... 2,388 688,890
Albemarle Corp. .................... 1,248 209,876
Asian Paints Ltd. .................... 56,008 1,915,047
BASF SE ......................... 71,555 5,766,715
Celanese Corp. ..................... 3,160 495,014
CF Industries Holdings, Inc. ............. 2,345 114,037
Corteva, Inc. ....................... 8,087 394,322

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Chemicals (continued)
Dow, Inc. ......................... 8,065 $ 504,063
Duk San Neolux Co. Ltd.
(e)
.............. 2,216 85,592
DuPont de Nemours, Inc. .............. 5,802 447,392
Eastman Chemical Co. ................ 1,480 170,777
Ecolab, Inc. ....................... 3,003 673,032
FMC Corp. ........................ 1,409 166,600
Hanwha Solutions Corp.
(e)
.............. 1,968 80,776
International Flavors & Fragrances, Inc. ..... 2,676 380,447
Koninklijke DSM NV .................. 42,567 7,632,270
Linde plc ......................... 5,684 1,624,715
LyondellBasell Industries NV, Class A ...... 4,119 427,305
Mesaieed Petrochemical Holding Co. ...... 70,782 36,761
Mosaic Co. (The) .................... 3,836 134,951
Nan Ya Plastics Corp. ................. 490,000 1,539,813
Nitto Denko Corp. ................... 17,900 1,481,302
Nutrien Ltd. ........................ 5,850 322,924
PhosAgro PJSC, GDR ................ 41,969 770,971
PPG Industries, Inc. .................. 2,553 437,176
Saudi Basic Industries Corp. ............ 64,317 2,119,698
Sherwin-Williams Co. (The) ............. 2,643 723,838
Sika AG (Registered) ................. 58,011 17,325,713
Sociedad Quimica y Minera de Chile SA, ADR 261,153 13,773,209
Sumitomo Chemical Co. Ltd. ............ 50,400 257,252
Yanbu National Petrochemical Co. ........ 27,034 524,889
61,225,367
Commercial Services & Supplies — 0.0%
Cintas Corp. ....................... 1,060 365,848
Copart, Inc.
(e)
...................... 2,243 279,276
Dai Nippon Printing Co. Ltd. ............ 21,200 420,082
Preston Holdings LLC
(c)(e)
.............. 24,388 4,146
Republic Services, Inc. ................ 3,187 338,778
Rollins, Inc. ........................ 2,571 95,847
S-1 Corp. ......................... 854 62,571
Waste Management, Inc. ............... 4,919 678,675
2,245,223
Communications Equipment — 0.0%
Addsino Co. Ltd., Class A .............. 26,222 68,695
Arcadyan Technology Corp. ............. 135,000 541,900
Arista Networks, Inc.
(e)
................ 795 250,560
Cisco Systems, Inc. .................. 74,126 3,773,755
F5 Networks, Inc.
(e)
.................. 708 132,226
Hengtong Optic-electric Co. Ltd., Class A .... 79,114 141,161
Juniper Networks, Inc. ................ 5,225 132,663
Motorola Solutions, Inc. ............... 1,874 352,874
ZTE Corp., Class A .................. 18,300 81,493
ZTE Corp., Class H .................. 79,200 197,315
5,672,642
Construction & Engineering — 0.1%
Bouygues SA ...................... 137,220 5,880,622
China Conch Venture Holdings Ltd. ........ 19,000 89,648
Kalpataru Power Transmission Ltd. ........ 16,412 81,492
KEC International Ltd.
(e)
............... 14,142 76,460
Mcdermott International Ltd.
(e)
........... 165,884 74,648
Quanta Services, Inc. ................. 1,542 149,019
Sino-Thai Engineering & Construction PCL,
NVDR ......................... 188,800 87,801
Vinci SA .......................... 133,160 14,611,617
21,051,307
Construction Materials — 0.0%
LafargeHolcim Ltd. (Registered)
(e)
......... 75,063 4,631,965
Martin Marietta Materials, Inc. ........... 675 238,356
Siam Cement PCL (The), NVDR .......... 200,200 2,966,766
Security
Shares
Shares Value
Construction Materials (continued)
Vulcan Materials Co. ................. 1,469 $ 261,834
8,098,921
Consumer Finance — 0.3%
American Express Co. ................ 7,788 1,194,290
Capital One Financial Corp. ............. 6,384 951,727
Cembra Money Bank AG ............... 28,909 3,143,491
Discover Financial Services ............. 3,316 378,024
Kaspi.KZ JSC, GDR .................. 194,434 16,526,890
SBI Cards & Payment Services Ltd. ....... 535,953 7,104,925
Synchrony Financial .................. 383,781 16,786,581
46,085,928
Containers & Packaging — 0.0%
Amcor plc ......................... 19,795 232,591
Avery Dennison Corp. ................. 915 195,966
Ball Corp. ......................... 3,696 346,093
International Paper Co. ................ 4,450 258,100
Packaging Corp. of America ............ 1,096 161,824
Sealed Air Corp. .................... 1,662 82,103
WestRock Co. ...................... 2,753 153,480
1,430,157
Distributors — 0.0%
Genuine Parts Co. ................... 27,139 3,391,561
LKQ Corp.
(e)
....................... 3,039 141,952
Pool Corp. ........................ 2,506 1,058,835
4,592,348
Diversified Consumer Services — 0.0%
Fu Shou Yuan International Group Ltd. ..... 388,000 419,431
New Oriental Education & Technology Group,
Inc.
(e)
.......................... 7,800 119,883
New Oriental Education & Technology Group,
Inc., ADR
(e)
...................... 153,878 2,348,178
Offcn Education Technology Co. Ltd., Class A . 39,500 155,028
3,042,520
Diversified Financial Services — 0.0%
Berkshire Hathaway, Inc., Class B
(e)
....... 21,008 5,776,150
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ......................... 178,116 5,594,623
Cellnex Telecom SA
(b)
................. 811,433 45,897,963
Chunghwa Telecom Co. Ltd. ............ 530,000 2,160,453
Emirates Telecommunications Group Co. PJSC 116,782 673,385
Hellenic Telecommunications Organization SA 734,682 12,458,466
HKT Trust & HKT Ltd.
(g)
................ 2,915,000 4,232,538
KT Corp., ADR ..................... 58,799 740,867
LG Uplus Corp. ..................... 69,355 821,665
Lumen Technologies, Inc. .............. 10,677 136,986
Nippon Telegraph & Telephone Corp. ...... 16,900 426,098
Ooredoo QPSC ..................... 121,899 232,854
Orange Polska SA
(e)
.................. 135,158 242,738
PCCW Ltd. ........................ 2,223,000 1,286,120
Saudi Telecom Co. ................... 49,845 1,685,376
Singapore Telecommunications Ltd. ....... 888,700 1,667,332
Telecom Italia SpA ................... 992,077 581,916
Telefonica Brasil SA .................. 36,808 291,710
Telefonica Brasil SA, ADR .............. 109,575 868,930
Telefonica Deutschland Holding AG ....... 200,838 583,670
Telekom Malaysia Bhd. ................ 489,200 681,485
TELUS Corp. ...................... 1,116,761 23,168,373
Verizon Communications, Inc. ........... 118,540 6,850,427
111,283,975

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Electric Utilities — 0.9%
Alliant Energy Corp. .................. 2,673 $ 150,143
American Electric Power Co., Inc. ......... 6,451 572,268
AusNet Services .................... 3,285,951 4,809,738
CK Infrastructure Holdings Ltd. ........... 79,000 483,044
CLP Holdings Ltd. ................... 47,500 468,859
CPFL Energia SA .................... 65,228 353,035
Duke Energy Corp. .................. 203,998 20,540,559
Edison International .................. 53,700 3,192,465
EDP - Energias de Portugal SA .......... 2,619,130 14,553,980
EDP - Energias do Brasil SA ............ 216,256 747,653
Endesa SA ........................ 207,327 5,453,057
Enel Americas SA ................... 4,383,268 623,943
Enel Americas SA, ADR ............... 15,156 108,820
Enel Chile SA ...................... 1,839,553 125,531
Enel SpA ......................... 1,745,530 17,331,946
Entergy Corp. ...................... 2,526 276,067
Evergy, Inc. ........................ 2,327 148,858
Eversource Energy .................. 139,694 12,044,417
Exelon Corp. ....................... 10,429 468,679
FirstEnergy Corp. ................... 176,223 6,682,376
Hydro One Ltd.
(b)
.................... 72,922 1,748,372
Iberdrola SA ....................... 741,514 10,020,790
NextEra Energy, Inc. ................. 358,477 27,785,552
NRG Energy, Inc. .................... 2,472 88,547
OGE Energy Corp. ................... 1,766 59,267
Pinnacle West Capital Corp. ............ 1,214 102,765
Power Assets Holdings Ltd. ............. 292,000 1,794,576
PPL Corp. ........................ 9,612 279,998
Southern Co. (The) .................. 311,149 20,588,729
Tenaga Nasional Bhd. ................ 634,300 1,541,298
Xcel Energy, Inc. .................... 191,980 13,688,174
166,833,506
Electrical Equipment — 0.2%
Amara Raja Batteries Ltd. .............. 7,101 77,574
AMETEK, Inc. ...................... 2,765 373,081
CS Wind Corp. ..................... 1,206 82,853
East Group Co. Ltd., Class A ............ 90,000 86,601
Eaton Corp. plc ..................... 4,644 663,767
ElSewedy Electric Co.
(e)
............... 139,667 71,865
Emerson Electric Co. ................. 64,724 5,856,875
Generac Holdings, Inc.
(e)
............... 678 219,638
Gotion High-tech Co. Ltd., Class A
(e)
....... 14,900 79,572
Legrand SA ....................... 21,696 2,111,887
NARI Technology Co. Ltd., Class A ........ 18,400 90,585
Nidec Corp. ....................... 2,900 334,860
Rockwell Automation, Inc. .............. 1,401 370,228
Schneider Electric SE ................. 126,090 20,118,404
Shanghai Electric Group Co. Ltd., Class A ... 101,900 80,301
Shanghai Electric Group Co. Ltd., Class H ... 230,000 79,824
Sungrow Power Supply Co. Ltd., Class A .... 6,100 84,121
V-Guard Industries Ltd.
(e)
............... 34,216 102,902
Voltronic Power Technology Corp.
(e)
....... 2,000 90,900
Xinjiang Goldwind Science & Technology Co.
Ltd., Class A ..................... 35,400 66,329
Xinjiang Goldwind Science & Technology Co.
Ltd., Class H ..................... 32,800 54,044
Yantai Zhenghai Magnetic Material Co. Ltd.,
Class A ........................ 2,302,300 3,686,985
Zhejiang Chint Electrics Co. Ltd., Class A .... 15,559 79,739
Zhuzhou CRRC Times Electric Co. Ltd., Class
H ............................ 24,000 95,288
34,958,223
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A .............. 6,424 $ 432,592
CDW Corp. ........................ 1,561 278,373
Chroma ATE, Inc. .................... 12,000 82,924
Corning, Inc. ....................... 8,165 360,975
Delta Electronics, Inc. ................. 57,000 610,636
FLIR Systems, Inc. ................... 1,229 73,703
IPG Photonics Corp.
(e)
................ 383 83,153
Keyence Corp. ..................... 4,400 2,112,234
Keysight Technologies, Inc.
(e)
............ 2,012 290,432
Omron Corp. ....................... 800 60,581
Samsung SDI Co. Ltd. ................ 136 79,381
Shimadzu Corp. ..................... 8,600 301,369
Synnex Technology International Corp. ..... 520,000 1,032,734
TE Connectivity Ltd. .................. 66,001 8,875,154
Tong Hsing Electronic Industries Ltd. ....... 35,000 239,881
Trimble, Inc.
(e)
...................... 2,705 221,810
Unimicron Technology Corp. ............ 2,949,000 12,043,311
Venture Corp. Ltd. ................... 228,500 3,447,743
WPG Holdings Ltd. .................. 900,000 1,655,230
WuXi Lead Intelligent Equipment Co. Ltd.,
Class A ........................ 7,200 97,777
Zebra Technologies Corp., Class A
(e)
....... 582 283,865
32,663,858
Energy Equipment & Services — 0.0%
Baker Hughes Co. ................... 7,987 160,379
Halliburton Co. ..................... 9,510 186,016
NOV, Inc.
(e)
........................ 6,475 96,801
Schlumberger NV ................... 86,830 2,348,752
Tenaris SA ........................ 4,244 45,508
2,837,456
Entertainment — 0.2%
Activision Blizzard, Inc. ................ 54,353 4,956,450
Electronic Arts, Inc. .................. 36,564 5,195,013
Live Nation Entertainment, Inc.
(e)
......... 1,554 127,241
NCSoft Corp. ...................... 16,388 12,190,663
NetEase, Inc. ...................... 83,600 1,868,425
NetEase, Inc., ADR .................. 5,113 572,963
Netflix, Inc.
(e)
....................... 4,774 2,451,306
Take-Two Interactive Software, Inc.
(e)
....... 4,034 707,483
Walt Disney Co. (The)
(e)
............... 19,643 3,653,991
31,723,535
Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc. ....... 111,960 20,275,956
American Tower Corp. ................ 109,444 27,883,048
Assura plc ........................ 27,837,078 28,657,107
AvalonBay Communities, Inc. ........... 1,475 283,200
Boston Properties, Inc. ................ 193,573 21,167,208
Community Healthcare Trust, Inc. ......... 142,118 7,236,649
Covivio .......................... 163,779 14,610,902
Cromwell European REIT
(f)
............. 23,490,100 13,437,649
Crown Castle International Corp. ......... 203,432 38,460,854
Dexus ........................... 463,957 3,641,964
Digital Realty Trust, Inc. ............... 251,557 38,817,761
Duke Realty Corp. ................... 4,071 189,383
EPR Properties
(e)
.................... 355,807 16,975,552
Equinix, Inc. ....................... 56,949 41,046,561
Equity Residential ................... 3,682 273,315
ESR Kendall Square REIT Co. Ltd.
(e)
....... 2,960,653 17,147,717
Essex Property Trust, Inc. .............. 710 206,269
Extra Space Storage, Inc. .............. 1,406 209,058
Federal Realty Investment Trust .......... 991 111,824
Goodman Group .................... 2,434,571 35,502,282
Healthpeak Properties, Inc. ............. 7,141 245,222

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts, Inc.
(e)
............ 7,887 $ 143,228
Iron Mountain, Inc. ................... 3,118 125,094
Kenedix Office Investment Corp. ......... 3,409 25,102,269
Kimco Realty Corp. .................. 4,575 96,075
LondonMetric Property plc .............. 3,548,604 11,056,918
Medical Properties Trust, Inc. ............ 959,288 21,152,300
Mid-America Apartment Communities, Inc. ... 1,180 185,649
Outfront Media, Inc.
(e)
................. 1,134,908 27,657,708
Prologis, Inc. ....................... 332,325 38,725,832
Public Storage ...................... 1,669 469,256
Realty Income Corp. .................. 5,563 384,681
Regency Centers Corp. ............... 1,586 100,965
Rexford Industrial Realty, Inc. ........... 415,525 23,082,414
SBA Communications Corp. ............ 43,628 13,076,184
Secure Income REIT plc ............... 2,116,830 11,036,017
Simon Property Group, Inc. ............. 4,031 490,734
Spirit Realty Capital, Inc. ............... 461,727 21,950,502
Summit Industrial Income REIT .......... 1,173,896 14,908,283
Sun Communities, Inc. ................ 136,315 22,741,431
Target Healthcare REIT plc ............. 8,949,376 14,608,971
UDR, Inc. ......................... 543,818 25,260,346
Ventas, Inc. ....................... 4,661 258,499
VICI Properties, Inc. .................. 497,088 15,757,690
Vornado Realty Trust ................. 2,767 126,590
Warehouses De Pauw CVA ............. 621,994 21,936,630
Welltower, Inc. ...................... 241,799 18,142,179
Weyerhaeuser Co. ................... 8,088 313,572
655,269,498
Food & Staples Retailing — 0.2%
Abdullah Al Othaim Markets Co. .......... 10,297 369,395
Atacadao SA ....................... 68,072 272,185
BGF retail Co. Ltd. ................... 3,203 439,665
BIM Birlesik Magazalar A/S ............. 50,450 396,105
Costco Wholesale Corp. ............... 20,283 7,547,101
DaShenLin Pharmaceutical Group Co. Ltd.,
Class A ........................ 68,000 793,462
Dino Polska SA
(b)(e)
................... 9,782 634,647
Etablissements Franz Colruyt NV ......... 31,243 1,852,928
ICA Gruppen AB .................... 18,112 834,837
J Sainsbury plc ..................... 187,829 616,924
Kroger Co. (The) .................... 8,224 300,505
Lawson, Inc. ....................... 17,200 772,987
Loblaw Cos. Ltd. .................... 20,322 1,128,403
President Chain Store Corp. ............ 120,000 1,159,814
Shoprite Holdings Ltd. ................ 8,109 80,847
Sun Art Retail Group Ltd. .............. 147,000 135,320
Sysco Corp. ....................... 5,984 507,024
Walgreens Boots Alliance, Inc. ........... 35,450 1,882,395
Wal-Mart de Mexico SAB de CV .......... 3,834,497 12,574,697
Walmart, Inc. ....................... 15,491 2,167,346
X5 Retail Group NV, GDR .............. 125,511 3,852,958
38,319,545
Food Products — 0.4%
Almarai Co. JSC .................... 25,021 358,445
Archer-Daniels-Midland Co. ............. 6,022 380,169
Campbell Soup Co. .................. 2,013 96,121
China Feihe Ltd.
(b)
................... 5,786,000 16,440,379
China Mengniu Dairy Co. Ltd.
(e)
.......... 1,684,000 9,012,937
Conagra Brands, Inc. ................. 5,258 195,019
Dali Foods Group Co. Ltd.
(b)
............. 469,500 279,243
General Mills, Inc. ................... 6,633 403,684
Grupo Bimbo SAB de CV .............. 212,484 424,192
Hershey Co. (The) ................... 1,540 253,022
Hormel Foods Corp. .................. 3,127 144,467
Security
Shares
Shares Value
Food Products (continued)
JM Smucker Co. (The) ................ 3,757 $ 492,129
Kellogg Co. ........................ 2,656 165,788
Kraft Heinz Co. (The) ................. 6,978 288,122
Kuala Lumpur Kepong Bhd. ............. 55,200 296,455
Lamb Weston Holdings, Inc. ............ 1,574 126,707
McCormick & Co., Inc. (Non-Voting) ....... 2,650 239,454
Mondelez International, Inc., Class A ....... 15,099 918,170
Nestle Malaysia Bhd. ................. 30,800 1,019,932
Nestle SA (Registered) ................ 205,208 24,487,615
PPB Group Bhd. .................... 86,100 388,841
Sao Martinho SA
(e)
................... 16,128 92,159
Savola Group (The) .................. 13,678 145,393
Sime Darby Plantation Bhd. ............. 177,200 196,272
Tingyi Cayman Islands Holding Corp. ...... 722,000 1,297,284
Tongwei Co. Ltd., Class A .............. 13,500 72,901
Tyson Foods, Inc., Class A ............. 3,036 235,138
Uni-President China Holdings Ltd. ........ 298,000 362,000
Uni-President Enterprises Corp. .......... 330,000 883,891
Want Want China Holdings Ltd. .......... 2,862,000 2,068,427
Wilmar International Ltd. ............... 890,000 3,483,127
65,247,483
Gas Utilities — 0.4%
Atmos Energy Corp. .................. 55,851 5,785,605
Beijing Enterprises Holdings Ltd. ......... 164,500 536,598
China Resources Gas Group Ltd. ......... 98,000 530,237
ENN Energy Holdings Ltd. .............. 1,961,100 33,465,350
Kunlun Energy Co. Ltd. ................ 15,274,000 16,331,457
Petronas Gas Bhd. ................... 86,700 332,867
Snam SpA ........................ 682,490 3,840,410
Tokyo Gas Co. Ltd. .................. 197,800 4,014,132
64,836,656
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories .................. 19,136 2,297,851
ABIOMED, Inc.
(e)
.................... 490 157,158
Align Technology, Inc.
(e)
................ 1,391 828,382
Ansell Ltd. ........................ 235,522 7,661,598
Baxter International, Inc. ............... 5,474 469,067
Becton Dickinson and Co. .............. 3,140 781,263
Boston Scientific Corp.
(e)
............... 15,341 668,868
Cooper Cos., Inc. (The) ............... 536 220,237
Danaher Corp. ..................... 25,534 6,484,104
Dentsply Sirona, Inc. ................. 2,422 163,509
DexCom, Inc.
(e)
..................... 1,023 394,980
Edwards Lifesciences Corp.
(e)
........... 6,698 639,793
Hologic, Inc.
(e)
...................... 2,754 180,525
IDEXX Laboratories, Inc.
(e)
.............. 909 499,032
Intuitive Surgical, Inc.
(e)
................ 1,275 1,102,875
Koninklijke Philips NV
(e)
................ 216,736 12,254,937
Medtronic plc ...................... 84,490 11,061,431
ResMed, Inc. ...................... 3,656 687,218
STERIS plc ........................ 909 191,817
Stryker Corp. ...................... 3,540 929,710
Supermax Corp. Bhd. ................. 95,000 139,441
Sysmex Corp. ...................... 1,400 139,837
Teleflex, Inc. ....................... 500 211,240
West Pharmaceutical Services, Inc. ....... 805 264,459
Zimmer Biomet Holdings, Inc. ........... 2,216 392,587
48,821,919
Health Care Providers & Services — 0.4%
Alfresa Holdings Corp. ................ 10,900 195,390
AmerisourceBergen Corp. .............. 1,644 198,595
Anthem, Inc. ....................... 4,441 1,684,871
Bangkok Dusit Medical Services PCL, NVDR . 2,451,300 1,706,844

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Cardinal Health, Inc. .................. 4,030 $ 243,170
Centene Corp.
(e)
.................... 6,572 405,755
Cigna Corp. ....................... 4,969 1,237,331
CVS Health Corp. ................... 57,656 4,404,918
DaVita, Inc.
(e)
....................... 836 97,419
Dr Sulaiman Al Habib Medical Services Group
Co. ........................... 3,863 155,331
HCA Healthcare, Inc. ................. 2,873 577,645
Henry Schein, Inc.
(e)
.................. 1,594 115,565
Humana, Inc. ...................... 1,425 634,467
IHH Healthcare Bhd. ................. 287,500 377,357
Laboratory Corp. of America Holdings
(e)
..... 1,055 280,493
McKesson Corp. .................... 17,198 3,225,657
Medipal Holdings Corp. ................ 3,500 64,402
Notre Dame Intermedica Participacoes SA ... 601,078 8,958,547
Quest Diagnostics, Inc. ................ 1,455 191,885
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ........................ 277,000 629,918
Sinopharm Group Co. Ltd., Class H ....... 754,800 2,328,067
UnitedHealth Group, Inc. ............... 90,412 36,056,306
Universal Health Services, Inc., Class B .... 790 117,244
63,887,177
Health Care Technology — 0.0%
Cerner Corp. ....................... 46,608 3,497,930
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.
(e)
............... 441 1,087,541
Caesars Entertainment, Inc.
(e)
........... 2,248 219,944
Carnival Corp.
(e)
..................... 12,363 345,669
Chipotle Mexican Grill, Inc.
(e)
............ 311 464,021
Darden Restaurants, Inc. .............. 11,405 1,673,342
Domino's Pizza, Inc. .................. 421 177,805
Expedia Group, Inc.
(e)
................. 1,431 252,185
Genting Malaysia Bhd. ................ 897,300 630,278
Hilton Worldwide Holdings, Inc.
(e)
......... 2,936 377,863
Las Vegas Sands Corp.
(e)
.............. 4,536 277,875
Leejam Sports Co. JSC
(e)
.............. 2,921 57,638
Marriott International, Inc., Class A
(e)
....... 3,129 464,719
McDonald's Corp. ................... 8,046 1,899,500
MGM Resorts International ............. 5,491 223,594
Norwegian Cruise Line Holdings Ltd.
(e)
...... 5,080 157,734
Penn National Gaming, Inc.
(e)
............ 1,604 142,948
Royal Caribbean Cruises Ltd.
(e)
.......... 3,244 282,066
Seera Group Holding
(e)
................ 58,656 311,877
SJM Holdings Ltd. ................... 10,194,000 13,164,086
Starbucks Corp. ..................... 12,687 1,452,535
Wynn Resorts Ltd.
(e)
.................. 1,809 232,276
Yum China Holdings, Inc. .............. 278,947 17,551,345
Yum! Brands, Inc. ................... 3,183 380,432
41,827,273
Household Durables — 0.2%
Arcelik A/S ........................ 88,234 366,341
Crompton Greaves Consumer Electricals Ltd. . 72,245 374,572
DR Horton, Inc. ..................... 3,741 367,703
Garmin Ltd. ........................ 6,747 925,958
Haier Smart Home Co. Ltd., Class A ....... 2,802,708 14,304,483
Haier Smart Home Co. Ltd., Class H
(e)
...... 907,800 3,903,972
Leggett & Platt, Inc. .................. 1,433 71,177
Lennar Corp., Class A ................. 3,032 314,115
Mohawk Industries, Inc.
(e)
.............. 647 132,959
Newell Brands, Inc. .................. 4,118 111,021
Nien Made Enterprise Co. Ltd. ........... 18,000 290,348
NVR, Inc.
(e)
........................ 39 195,706
Persimmon plc ..................... 258,565 11,185,664
Security
Shares
Shares Value
Household Durables (continued)
PulteGroup, Inc. .................... 2,992 $ 176,887
Whirlpool Corp. ..................... 682 161,259
Zhejiang Supor Co. Ltd., Class A ......... 4,800 55,803
32,937,968
Household Products — 0.2%
Church & Dwight Co., Inc. .............. 2,770 237,500
Clorox Co. (The) .................... 1,360 248,200
Colgate-Palmolive Co. ................ 9,224 744,377
Hindustan Unilever Ltd. ................ 2,414 76,566
Kimberly-Clark Corp. ................. 3,623 483,018
Procter & Gamble Co. (The) ............ 26,876 3,585,796
Reckitt Benckiser Group plc ............. 362,831 32,305,627
37,681,084
Independent Power and Renewable Electricity Producers — 0.0%
Adani Green Energy Ltd.
(e)
.............. 5,433 74,634
AES Brasil Energia SA ................ 29,534 80,413
AES Corp. (The) .................... 7,188 199,970
CGN Power Co. Ltd., Class H
(b)
.......... 870,000 200,152
China Longyuan Power Group Corp. Ltd., Class
H ............................ 57,000 83,820
China Yangtze Power Co. Ltd., Class A ..... 588,200 1,812,454
ERG SpA ......................... 73,157 2,186,880
Huadian Power International Corp. Ltd., Class A 321,200 168,508
Huaneng Power International, Inc., Class A .. 310,200 201,990
Omega Geracao SA
(e)
................. 12,345 88,860
5,097,681
Industrial Conglomerates — 0.1%
3M Co. ........................... 51,903 10,232,157
Far Eastern New Century Corp. .......... 655,000 776,843
General Electric Co. .................. 101,320 1,329,318
Industries Qatar QSC ................. 111,170 402,802
Roper Technologies, Inc. ............... 1,216 542,871
Sime Darby Bhd. .................... 456,800 251,929
13,535,920
Insurance — 0.9%
Aflac, Inc. ......................... 8,801 472,878
AIA Group Ltd. ..................... 85,600 1,086,485
Allianz SE (Registered) ................ 55,884 14,508,433
Allstate Corp. (The) .................. 13,202 1,674,014
American International Group, Inc. ........ 9,292 450,197
Aon plc, Class A .................... 2,656 667,825
Arthur J Gallagher & Co. ............... 2,146 311,063
Assurant, Inc. ...................... 110,483 17,191,155
AXA SA .......................... 213,947 6,042,944
Bupa Arabia for Cooperative Insurance Co.
(e)
. 7,872 242,655
Cathay Financial Holding Co. Ltd. ......... 945,000 1,764,159
China Pacific Insurance Group Co. Ltd., Class
H ............................ 72,200 259,867
Chubb Ltd. ........................ 5,224 896,386
Cincinnati Financial Corp. .............. 1,833 206,542
Direct Line Insurance Group plc .......... 2,434,961 9,580,875
Everest Re Group Ltd. ................ 644 178,356
Gjensidige Forsikring ASA .............. 321,659 7,304,598
Globe Life, Inc. ..................... 1,596 163,574
Hartford Financial Services Group, Inc. (The) . 5,374 354,469
Japan Post Holdings Co. Ltd.
(e)
........... 457,200 3,842,058
Lincoln National Corp. ................ 2,982 191,236
Loews Corp. ....................... 3,158 176,058
Marsh & McLennan Cos., Inc. ........... 5,899 800,494
MetLife, Inc. ....................... 30,361 1,931,870
MS&AD Insurance Group Holdings, Inc. .... 91,200 2,587,401
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 25,221 7,287,207

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Insurance (continued)
New China Life Insurance Co. Ltd., Class H .. 100,500 $ 386,092
Phoenix Group Holdings plc ............ 1,072,288 10,518,917
Ping An Insurance Group Co. of China Ltd.,
Class H ........................ 12,000 130,827
Principal Financial Group, Inc. ........... 3,945 251,967
Progressive Corp. (The) ............... 175,550 17,684,907
Prudential Financial, Inc. ............... 5,448 546,761
Prudential plc ...................... 1,024,913 21,701,799
Qatar Insurance Co. SAQ
(e)
............. 72,642 49,072
Sampo OYJ, Class A ................. 5,974 283,375
Samsung Fire & Marine Insurance Co. Ltd. .. 1,494 265,420
SCOR SE
(e)
........................ 252,266 8,151,083
Travelers Cos., Inc. (The) .............. 24,553 3,797,367
Tryg A/S .......................... 259,470 5,933,275
Unum Group ....................... 6,046 170,860
Willis Towers Watson plc ............... 2,531 655,175
WR Berkley Corp. ................... 1,637 130,502
Zurich Insurance Group AG ............. 32,969 13,525,815
164,356,013
Interactive Media & Services — 0.6%
Alphabet, Inc., Class A
(e)
............... 7,184 16,907,544
Alphabet, Inc., Class C
(e)
............... 5,389 12,988,137
Auto Trader Group plc
(b)(e)
.............. 902,478 7,104,846
Facebook, Inc., Class A
(e)
.............. 37,810 12,291,275
Kakao Corp. ....................... 103,665 10,555,879
NAVER Corp. ...................... 5,377 1,731,512
Tencent Holdings Ltd. ................. 508,900 40,595,991
Twitter, Inc.
(e)
....................... 49,942 2,757,797
104,932,981
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., ADR
(e)
........ 6,488 1,498,403
Amazon.com, Inc.
(e)
.................. 8,353 28,963,359
eBay, Inc. ......................... 47,263 2,636,803
Etsy, Inc.
(e)
........................ 2,035 404,538
JD.com, Inc., ADR
(e)
.................. 34,797 2,691,896
Naspers Ltd., Class N ................. 9,476 2,156,548
38,351,547
IT Services — 0.8%
21Vianet Group, Inc., ADR
(e)
............ 2,641 73,710
Accenture plc, Class A ................ 44,353 12,861,039
Akamai Technologies, Inc.
(e)
............. 1,783 193,812
Amadeus IT Group SA
(e)
............... 289,709 19,728,630
Automatic Data Processing, Inc. .......... 5,008 936,446
Beijing Sinnet Technology Co. Ltd., Class A .. 62,500 135,744
Broadridge Financial Solutions, Inc. ....... 1,277 202,571
Cognizant Technology Solutions Corp., Class A 6,512 523,565
DXC Technology Co.
(e)
................ 4,096 134,799
Fidelity National Information Services, Inc. ... 143,512 21,942,985
Fiserv, Inc.
(e)
....................... 6,512 782,221
FleetCor Technologies, Inc.
(e)
............ 1,042 299,804
Gartner, Inc.
(e)
...................... 1,171 229,375
GDS Holdings Ltd., Class A
(e)
............ 322,500 3,334,090
GDS Holdings Ltd., ADR
(e)
.............. 1,494 123,957
Genpact Ltd. ....................... 4,493 213,552
Global Payments, Inc. ................ 3,444 739,186
HCL Technologies Ltd. ................ 158,605 1,921,730
Hyundai Autoever Corp. ............... 784 72,808
Infosys Ltd. ........................ 110,541 2,008,939
Infosys Ltd., ADR .................... 483,572 8,742,982
International Business Machines Corp. ..... 10,396 1,474,984
Jack Henry & Associates, Inc. ........... 1,073 174,717
Mastercard, Inc., Class A ............... 9,752 3,725,849
Obic Co. Ltd. ....................... 300 57,818
Security
Shares
Shares Value
IT Services (continued)
Paychex, Inc. ...................... 95,420 $ 9,302,496
PayPal Holdings, Inc.
(e)
................ 12,721 3,336,591
Samsung SDS Co. Ltd. ................ 98 16,072
SUNeVision Holdings Ltd. .............. 6,978,000 7,200,262
Switch, Inc., Class A .................. 161,367 2,996,585
Tata Consultancy Services Ltd. .......... 66,650 2,727,556
VeriSign, Inc.
(e)
..................... 1,274 278,713
Visa, Inc., Class A ................... 155,877 36,406,632
Western Union Co. (The) .............. 9,780 251,933
Wipro Ltd. ......................... 73,192 484,070
143,636,223
Leisure Products — 0.1%
Giant Manufacturing Co. Ltd. ............ 99,000 1,257,185
Hasbro, Inc. ....................... 213,327 21,215,370
Shimano, Inc. ...................... 500 114,328
22,586,883
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. .............. 26,864 3,590,105
Bio-Rad Laboratories, Inc., Class A
(e)
....... 229 144,300
Hangzhou Tigermed Consulting Co. Ltd., Class
H
(b)(e)
.......................... 72,200 1,414,773
Illumina, Inc.
(e)
...................... 1,584 622,259
IQVIA Holdings, Inc.
(e)
................. 2,093 491,206
Joinn Laboratories China Co. Ltd., Class A ... 376,200 8,835,270
Joinn Laboratories China Co. Ltd., Class H
(b)(e)
76,700 1,382,382
Lonza Group AG (Registered)
(e)
.......... 18,969 12,058,866
Mettler-Toledo International, Inc.
(e)
........ 252 330,957
PerkinElmer, Inc. .................... 1,280 165,927
Thermo Fisher Scientific, Inc. ............ 4,253 1,999,888
Waters Corp.
(e)
..................... 652 195,515
WuXi AppTec Co. Ltd., Class A ........... 121,840 2,974,892
WuXi AppTec Co. Ltd., Class H
(b)
......... 55,700 1,312,342
WuXi Biologics Cayman, Inc.
(b)(e)
.......... 42,500 596,606
36,115,288
Machinery — 0.4%
Amada Co. Ltd. ..................... 53,700 582,452
Caterpillar, Inc. ..................... 6,032 1,375,960
Cummins, Inc. ...................... 7,394 1,863,584
Deere & Co. ....................... 8,585 3,183,747
Dover Corp. ....................... 2,264 337,766
FANUC Corp. ...................... 15,200 3,500,300
Fortive Corp. ....................... 5,099 361,111
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 1,961,894 12,120,518
Hyundai Rotem Co. Ltd.
(e)
.............. 5,186 93,736
IDEX Corp. ........................ 1,078 241,688
Illinois Tool Works, Inc. ................ 7,254 1,671,757
Ingersoll Rand, Inc.
(e)
................. 4,738 234,105
Kone OYJ, Class B .................. 117,595 9,236,215
Makita Corp. ....................... 9,600 432,339
Otis Worldwide Corp. ................. 250,935 19,540,308
PACCAR, Inc. ...................... 4,303 386,754
Parker-Hannifin Corp. ................. 1,653 518,728
Pentair plc ........................ 2,398 154,695
Rational AG ....................... 3,264 2,715,181
Schaeffler India Ltd. .................. 925 65,276
Sinotruk Hong Kong Ltd. ............... 26,500 65,113
SMC Corp. ........................ 3,100 1,801,339
Snap-on, Inc. ...................... 20,543 4,881,017
Stanley Black & Decker, Inc. ............ 2,237 462,544
Techtronic Industries Co. Ltd. ............ 84,500 1,533,233
Thermax Ltd.
(e)
..................... 4,660 92,793
Weichai Power Co. Ltd., Class A .......... 18,705 52,070

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Machinery (continued)
Weichai Power Co. Ltd., Class H ......... 29,000 $ 67,126
Westinghouse Air Brake Technologies Corp. .. 3,190 261,803
Xylem, Inc. ........................ 2,292 253,610
Zhengzhou Yutong Bus Co. Ltd., Class A .... 37,000 77,633
68,164,501
Marine — 0.0%
Kuehne + Nagel International AG (Registered) 16,859 5,040,755
MISC Bhd. ........................ 213,300 352,718
Projector SA
(c)(e)
..................... 24,388 —
5,393,473
Media — 0.1%
Charter Communications, Inc., Class A
(e)
.... 1,514 1,019,603
Comcast Corp., Class A ............... 375,838 21,103,304
Discovery, Inc., Class A
(e)
.............. 1,753 66,018
Discovery, Inc., Class C
(e)
.............. 3,190 103,069
DISH Network Corp., Class A
(e)
.......... 2,539 113,722
Focus Media Information Technology Co. Ltd.,
Class A ........................ 39,660 65,851
Fox Corp., Class A ................... 3,795 142,009
Fox Corp., Class B ................... 1,673 60,864
Interpublic Group of Cos., Inc. (The) ....... 4,184 132,842
News Corp., Class A .................. 4,257 111,512
News Corp., Class B ................. 1,327 32,259
Omnicom Group, Inc. ................. 20,537 1,689,373
Telenet Group Holding NV .............. 10,100 431,892
ViacomCBS, Inc. .................... 6,085 249,607
25,321,925
Metals & Mining — 0.3%
Alrosa PJSC ....................... 1,410,027 2,036,879
Angang Steel Co. Ltd., Class H .......... 466,000 320,356
Anglo American Platinum Ltd. ........... 70,480 9,624,799
Century Iron & Steel Industrial Co. Ltd. ..... 23,000 95,346
China Molybdenum Co. Ltd., Class H ...... 22,680,000 15,319,367
China Steel Corp. ................... 995,000 1,392,513
Cia de Minas Buenaventura SAA, ADR
(e)
.... 15,052 146,306
Freeport-McMoRan, Inc. ............... 15,778 594,988
Ganfeng Lithium Co. Ltd., Class A ........ 4,300 72,034
Ganfeng Lithium Co. Ltd., Class H
(b)
....... 5,400 72,338
Hochschild Mining plc ................. 107,064 274,629
Industrias Penoles SAB de CV
(e)
.......... 20,303 260,821
Newmont Corp. ..................... 35,952 2,243,764
Novolipetsk Steel PJSC ............... 3,472,882 12,256,959
Nucor Corp. ....................... 3,474 285,771
POSCO .......................... 39,597 12,940,883
Southern Copper Corp. ................ 913 63,371
Wheaton Precious Metals Corp. .......... 79,690 3,305,856
61,306,980
Multiline Retail — 0.1%
Dollar General Corp. ................. 2,682 575,960
Dollar Tree, Inc.
(e)
.................... 2,556 293,684
Fix Price Group Ltd., GDR
(e)
............. 1,288,052 12,049,727
Target Corp. ....................... 14,540 3,013,560
15,932,931
Multi-Utilities — 0.5%
Ameren Corp. ...................... 77,152 6,545,576
CenterPoint Energy, Inc. ............... 237,459 5,815,371
CMS Energy Corp. ................... 113,721 7,322,495
Consolidated Edison, Inc. .............. 52,231 4,043,202
Dominion Energy, Inc. ................. 260,769 20,835,443
DTE Energy Co. .................... 2,027 283,820
Engie SA ......................... 61,346 913,777
National Grid plc .................... 941,016 11,862,031
Security
Shares
Shares Value
Multi-Utilities (continued)
NiSource, Inc. ...................... 254,550 $ 6,623,391
Public Service Enterprise Group, Inc. ...... 168,446 10,639,049
Qatar Electricity & Water Co. QSC ........ 31,180 144,632
Sempra Energy ..................... 85,635 11,780,807
WEC Energy Group, Inc. ............... 42,371 4,117,190
90,926,784
Oil, Gas & Consumable Fuels — 0.8%
APA Corp. ........................ 4,063 81,260
Cabot Oil & Gas Corp. ................ 4,521 75,365
California Resources Corp.
(e)
............ 3,020 71,574
Cheniere Energy, Inc.
(e)
................ 7,669 594,501
Chesapeake Energy Corp.
(e)
............ 139,612 6,362,119
Chevron Corp. ...................... 35,946 3,704,954
China Petroleum & Chemical Corp., Class H . 27,004,000 13,318,527
ConocoPhillips ..................... 14,761 754,878
Devon Energy Corp. .................. 6,390 149,398
Diamondback Energy, Inc. .............. 1,867 152,590
Enbridge, Inc. ...................... 411,474 15,871,116
Energy Transfer LP .................. 120,947 1,041,354
Enterprise Products Partners LP .......... 70,098 1,612,955
EOG Resources, Inc. ................. 6,337 466,657
Equitrans Midstream Corp. ............. 43,262 353,018
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $1,050,145)
(e)(h)
................ 29,987 1,235,108
Exxon Mobil Corp. ................... 45,737 2,617,986
Gibson Energy, Inc. .................. 32,634 596,049
Hess Corp. ........................ 3,023 225,244
HollyFrontier Corp. ................... 1,636 57,260
Kinder Morgan, Inc. .................. 175,044 2,984,500
LUKOIL PJSC ...................... 59,978 4,625,178
LUKOIL PJSC, ADR .................. 303,626 23,238,716
Magellan Midstream Partners LP ......... 33,255 1,555,336
Marathon Oil Corp. ................... 8,688 97,827
Marathon Petroleum Corp. ............. 7,038 391,665
Neste OYJ ........................ 95,767 5,791,105
Occidental Petroleum Corp. ............. 9,050 229,508
ONEOK, Inc. ....................... 7,201 376,900
Pembina Pipeline Corp. ............... 238,390 7,358,351
PetroChina Co. Ltd., Class A ............ 414,000 271,242
Petroleo Brasileiro SA, ADR ............ 476,122 4,037,515
Petronas Dagangan Bhd. .............. 35,200 173,001
Petronet LNG Ltd. ................... 3,479,127 11,253,916
Phillips 66 ......................... 4,686 379,144
Phillips 66 Partners LP ................ 27,472 949,158
Pioneer Natural Resources Co. .......... 2,213 340,426
Plains All American Pipeline LP .......... 163,890 1,488,121
Plains GP Holdings LP, Class A
(e)
......... 456,816 4,284,934
Qatar Gas Transport Co. Ltd. ............ 497,810 423,035
Saudi Arabian Oil Co.
(b)
................ 201,677 1,903,729
Targa Resources Corp. ................ 166,114 5,762,495
TC Energy Corp. .................... 5,623 278,170
Turkiye Petrol Rafinerileri A/S
(e)
.......... 122,436 1,297,751
Ultrapar Participacoes SA .............. 96,843 374,211
Valero Energy Corp. .................. 4,312 318,915
Williams Cos., Inc. (The) ............... 329,056 8,015,804
137,542,566
Paper & Forest Products — 0.1%
Suzano SA
(e)
....................... 1,005,247 12,759,783
Personal Products — 0.3%
AMOREPACIFIC Group ............... 12,661 835,353
Dabur India Ltd. ..................... 261,633 1,898,912
Estee Lauder Cos., Inc. (The), Class A ..... 57,709 18,109,084
LG Household & Health Care Ltd. ......... 1,927 2,661,436

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Personal Products (continued)
Marico Ltd. ........................ 224,772 $ 1,247,338
Unilever plc ........................ 363,584 21,297,703
46,049,826
Pharmaceuticals — 1.0%
Alkem Laboratories Ltd. ............... 5,676 211,240
AstraZeneca plc .................... 372,099 39,607,693
Bristol-Myers Squibb Co. ............... 511,091 31,902,300
Catalent, Inc.
(e)
..................... 1,794 201,771
China Resources Pharmaceutical Group Ltd.
(b)
586,000 394,615
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A ....... 144,900 558,781
CSPC Pharmaceutical Group Ltd. ......... 537,600 663,581
Eli Lilly & Co. ...................... 8,574 1,567,070
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class H ........... 104,000 279,902
Johnson & Johnson .................. 61,238 9,965,260
Merck & Co., Inc. .................... 27,344 2,037,128
Novo Nordisk A/S, Class B ............. 363,450 26,810,791
Perrigo Co. plc ..................... 1,463 60,905
Pfizer, Inc. ........................ 141,660 5,475,159
Roche Holding AG ................... 9,772 3,187,195
Sanofi ........................... 453,667 47,563,529
Sanofi India Ltd. .................... 881 89,767
Viatris, Inc.
(e)
....................... 16,245 216,058
Zoetis, Inc. ........................ 5,099 882,280
171,675,025
Professional Services — 0.3%
51job, Inc., ADR
(e)
................... 8,959 551,426
Adecco Group AG (Registered) .......... 55,515 3,762,784
Equifax, Inc. ....................... 1,403 321,610
IHS Markit Ltd. ..................... 5,881 632,678
Nielsen Holdings plc .................. 3,843 98,573
NMG, Inc.
(e)
........................ 3,714 285,978
Recruit Holdings Co. Ltd. .............. 1,800 81,158
RELX plc ......................... 1,578,156 41,032,662
Robert Half International, Inc. ............ 1,264 110,739
Verisk Analytics, Inc. .................. 1,971 370,942
47,248,550
Real Estate Management & Development — 0.8%
Aldar Properties PJSC ................ 79,017 75,303
Aroundtown SA ..................... 3,366,530 25,922,664
Barwa Real Estate Co. ................ 234,595 204,399
CapitaLand Ltd. ..................... 5,154,800 14,369,840
CBRE Group, Inc., Class A
(e)
............ 3,551 302,545
CK Asset Holdings Ltd. ................ 3,468,500 21,714,966
Daito Trust Construction Co. Ltd. ......... 13,100 1,392,962
Emaar Development PJSC
(e)
............ 157,196 116,750
Emaar Malls PJSC
(e)
.................. 130,402 65,005
ESR Cayman Ltd.
(b)(e)
................. 7,550,600 25,786,807
Hang Lung Properties Ltd. .............. 6,158,000 16,800,379
LEG Immobilien SE .................. 54,157 7,535,148
Mabanee Co. KPSC .................. 66,702 154,694
NESCO Ltd.
(e)
...................... 5,103 34,242
Shenzhen Investment Ltd. .............. 264,000 96,598
Vonovia SE ........................ 423,064 27,797,308
142,369,610
Road & Rail — 0.2%
BTS Group Holdings PCL, NVDR ......... 960,600 275,977
Canadian Pacific Railway Ltd. ........... 19,819 7,396,309
CAR, Inc.
(e)
........................ 359,000 183,534
CJ Logistics Corp.
(e)
.................. 1,148 176,549
CSX Corp. ........................ 116,896 11,777,272
Daqin Railway Co. Ltd., Class A .......... 1,861,717 1,977,025
Security
Shares
Shares Value
Road & Rail (continued)
East Japan Railway Co. ............... 69,700 $ 4,773,591
JB Hunt Transport Services, Inc. ......... 925 157,907
Kansas City Southern ................. 14,004 4,092,109
Localiza Rent a Car SA
(e)
.............. 20,736 244,043
Norfolk Southern Corp. ................ 2,909 812,309
Old Dominion Freight Line, Inc. .......... 1,092 281,528
Seibu Holdings, Inc. .................. 206,800 2,223,895
Union Pacific Corp. .................. 28,264 6,277,152
United International Transportation Co. ..... 17,925 204,334
40,853,534
Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.
(e)
.......... 13,059 1,065,876
Analog Devices, Inc. .................. 4,229 647,714
Applied Materials, Inc. ................ 42,231 5,604,476
ASM Pacific Technology Ltd. ............ 11,800 178,221
ASML Holding NV ................... 17,030 11,054,888
Broadcom, Inc. ..................... 4,460 2,034,652
Disco Corp. ........................ 4,600 1,485,437
Enphase Energy, Inc.
(e)
................ 1,366 190,216
Everlight Electronics Co. Ltd. ............ 60,000 99,267
Foxsemicon Integrated Technology, Inc. ..... 10,000 84,905
GCL System Integration Technology Co. Ltd.,
Class A
(e)
....................... 153,600 73,524
GCL-Poly Energy Holdings Ltd.
(c)(e)
........ 299,000 76,215
Hua Hong Semiconductor Ltd.
(b)(e)
......... 1,688,000 10,500,621
Intel Corp. ........................ 186,363 10,721,463
KLA Corp. ......................... 4,852 1,530,078
Lam Research Corp. ................. 1,559 967,282
LONGi Green Energy Technology Co. Ltd.,
Class A ........................ 5,200 79,300
Maxim Integrated Products, Inc. .......... 4,863 457,122
MediaTek, Inc.
(e)
..................... 384,000 16,098,277
Microchip Technology, Inc. .............. 3,050 458,385
Micron Technology, Inc.
(e)
.............. 12,057 1,037,746
Monolithic Power Systems, Inc. .......... 458 165,512
Nanya Technology Corp. ............... 3,530,000 11,431,193
NVIDIA Corp. ...................... 6,703 4,024,347
NXP Semiconductors NV .............. 2,989 575,412
Phison Electronics Corp. ............... 8,000 171,230
Qorvo, Inc.
(e)
....................... 1,209 227,498
QUALCOMM, Inc. ................... 12,258 1,701,410
Sanan Optoelectronics Co. Ltd., Class A .... 19,100 73,677
Seoul Semiconductor Co. Ltd. ........... 5,133 86,391
Sino-American Silicon Products, Inc. ....... 13,000 90,393
Skyworks Solutions, Inc. ............... 1,785 323,674
Taiwan Semiconductor Manufacturing Co. Ltd. 4,087,000 86,070,684
Teradyne, Inc. ...................... 1,841 230,272
Texas Instruments, Inc. ................ 121,716 21,970,955
Tianjin Zhonghuan Semiconductor Co. Ltd.,
Class A ........................ 19,755 83,896
Tokyo Electron Ltd. .................. 10,300 4,678,136
United Renewable Energy Co. Ltd.
(e)
....... 142,000 72,577
Win Semiconductors Corp. ............. 857,000 11,179,269
Xilinx, Inc. ......................... 4,442 568,398
Xinyi Solar Holdings Ltd. ............... 40,000 66,713
208,237,302
Software — 0.6%
Adobe, Inc.
(e)
....................... 5,303 2,695,727
ANSYS, Inc.
(e)
...................... 930 340,064
Autodesk, Inc.
(e)
..................... 2,389 697,373
Cadence Design Systems, Inc.
(e)
......... 26,448 3,485,053
Check Point Software Technologies Ltd.
(e)
... 3,226 376,829
Citrix Systems, Inc. .................. 1,355 167,817
Fortinet, Inc.
(e)
...................... 1,473 300,831

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Software (continued)
Glodon Co. Ltd., Class A ............... 837,398 $ 9,411,598
HubSpot, Inc.
(e)
..................... 134 70,544
Intuit, Inc. ......................... 63,120 26,015,539
Kingdee International Software Group Co. Ltd.
(e)
111,000 365,541
Microsoft Corp. ..................... 229,583 57,896,241
Nice Ltd.
(e)
........................ 2,618 631,369
NortonLifeLock, Inc. .................. 6,576 142,107
Open Text Corp. .................... 2,746 129,307
Oracle Corp. ....................... 19,880 1,506,705
Paycom Software, Inc.
(e)
............... 531 204,122
PTC, Inc.
(e)
........................ 1,139 149,141
salesforce.com, Inc.
(e)
................. 10,072 2,319,783
ServiceNow, Inc.
(e)
................... 2,135 1,081,100
Shanghai Baosight Software Co. Ltd., Class A 19,000 185,524
Synopsys, Inc.
(e)
.................... 5,140 1,269,888
Tyler Technologies, Inc.
(e)
.............. 439 186,513
109,628,716
Specialty Retail — 0.2%
ABC-Mart, Inc. ..................... 19,200 1,028,745
Advance Auto Parts, Inc. ............... 708 141,713
AutoZone, Inc.
(e)
.................... 244 357,245
Best Buy Co., Inc. ................... 7,367 856,561
CarMax, Inc.
(e)
...................... 1,761 234,636
Fast Retailing Co. Ltd. ................ 5,100 4,184,202
Gap, Inc. (The) ..................... 2,303 76,229
Home Depot, Inc. (The) ............... 11,667 3,776,258
Home Product Center PCL, NVDR ........ 1,517,900 685,928
Hotai Motor Co. Ltd. .................. 27,000 580,987
Jarir Marketing Co. ................... 11,717 621,749
L Brands, Inc.
(e)
..................... 2,497 164,552
Lowe's Cos., Inc. .................... 7,922 1,554,693
Nitori Holdings Co. Ltd. ................ 14,900 2,668,670
O'Reilly Automotive, Inc.
(e)
.............. 767 424,059
Ross Stores, Inc. .................... 3,856 504,905
TJX Cos., Inc. (The) .................. 21,352 1,515,992
Topsports International Holdings Ltd.
(b)
...... 10,961,000 14,754,376
Tractor Supply Co. ................... 1,289 243,105
Ulta Beauty, Inc.
(e)
................... 7,099 2,338,056
USS Co. Ltd. ....................... 11,800 214,121
Yamada Holdings Co. Ltd. .............. 92,500 460,487
37,387,269
Technology Hardware, Storage & Peripherals — 0.4%
Acer, Inc. ......................... 1,792,000 2,190,172
Advantech Co. Ltd. .................. 36,295 459,236
Apple, Inc. ........................ 345,291 45,391,955
Asustek Computer, Inc. ................ 110,000 1,473,300
Canon, Inc. ........................ 2,800 66,585
Catcher Technology Co. Ltd. ............ 375,000 2,646,277
Chicony Electronics Co. Ltd. ............ 279,000 840,021
Compal Electronics, Inc. ............... 3,851,000 3,432,364
Hewlett Packard Enterprise Co. .......... 88,171 1,412,500
HP, Inc. .......................... 20,309 692,740
Inventec Corp. ...................... 682,000 661,724
Lenovo Group Ltd. ................... 3,284,000 4,487,110
Lite-On Technology Corp. .............. 1,404,000 3,181,764
NetApp, Inc. ....................... 15,628 1,167,255
Quanta Computer, Inc. ................ 1,251,000 4,378,504
Seagate Technology plc ............... 2,392 222,073
Western Digital Corp.
(e)
................ 3,199 225,945
Wiwynn Corp. ...................... 209,000 6,797,454
79,726,979
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.3%
Eclat Textile Co. Ltd. .................. 32,000 $ 612,713
EssilorLuxottica SA .................. 95,228 15,849,731
Hanesbrands, Inc. ................... 3,888 81,881
Kering SA ......................... 9,204 7,375,279
LVMH Moet Hennessy Louis Vuitton SE ..... 35,147 26,478,010
NIKE, Inc., Class B .................. 13,662 1,811,855
PVH Corp.
(e)
....................... 774 87,602
Ralph Lauren Corp.
(e)
................. 459 61,180
Shenzhou International Group Holdings Ltd. .. 36,800 809,563
Tapestry, Inc.
(e)
..................... 3,099 148,287
Titan Co. Ltd. ...................... 3,082 61,953
Under Armour, Inc., Class A
(e)
............ 2,023 49,179
Under Armour, Inc., Class C
(e)
........... 2,090 41,612
VF Corp. ......................... 3,914 343,101
53,811,946
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. ... 415,367 13,526,548
Tobacco — 0.2%
Altria Group, Inc. .................... 20,424 975,246
British American Tobacco plc ............ 36,780 1,364,662
Godfrey Phillips India Ltd.
(e)
............. 4,761 55,335
ITC Ltd. .......................... 766,387 2,092,738
Japan Tobacco, Inc. .................. 52,700 988,582
KT&G Corp. ....................... 22,962 1,699,187
Philip Morris International, Inc. ........... 238,036 22,613,420
RLX Technology, Inc., ADR
(e)(f)
........... 406,193 4,423,442
34,212,612
Trading Companies & Distributors — 0.2%
BOC Aviation Ltd.
(b)
.................. 1,411,400 12,704,621
Fastenal Co. ....................... 6,186 323,404
Ferguson plc ....................... 167,841 21,169,137
United Rentals, Inc.
(e)
................. 777 248,601
WW Grainger, Inc. ................... 9,779 4,239,588
38,685,351
Transportation Infrastructure — 0.7%
Adani Ports & Special Economic Zone Ltd.
(e)
. 1,039,243 10,220,970
Aena SME SA
(b)(e)
.................... 48,492 8,427,698
Atlantia SpA
(e)
...................... 701,014 13,666,417
Atlas Arteria Ltd.
(g)
................... 1,181,041 5,473,891
Auckland International Airport Ltd.
(e)
....... 943,505 5,102,531
COSCO SHIPPING Ports Ltd. ........... 226,000 189,838
Fraport AG Frankfurt Airport Services
Worldwide
(e)
..................... 187,881 12,461,435
Getlink SE ........................ 368,876 5,867,856
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(e)
....................... 1,303,711 13,420,687
Hamburger Hafen und Logistik AG ........ 128,107 3,155,037
International Container Terminal Services, Inc. 101,740 274,479
Jiangsu Expressway Co. Ltd., Class H ..... 11,192,000 13,172,286
Macquarie Infrastructure Corp. ........... 4,402 146,631
Shenzhen Expressway Co. Ltd., Class H .... 88,000 91,098
Shenzhen International Holdings Ltd. ...... 79,000 131,314
Sydney Airport
(e)(g)
................... 1,885,234 8,965,448
Taiwan High Speed Rail Corp. ........... 412,000 463,058
Transurban Group
(g)
.................. 2,547,519 27,778,847
Westports Holdings Bhd. ............... 127,100 133,417
129,142,938
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 37,178 5,799,396
Beijing Enterprises Water Group Ltd.
(e)
..... 1,008,000 384,990
Guangdong Investment Ltd. ............. 546,000 840,636
Luenmei Quantum Co. Ltd., Class A ....... 193,200 270,723

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Water Utilities (continued)
Severn Trent plc .................... 113,812 $ 3,895,822
11,191,567
Wireless Telecommunication Services — 0.1%
Axiata Group Bhd. ................... 311,800 294,410
DiGi.Com Bhd. ..................... 225,500 230,584
Etihad Etisalat Co.
(e)
.................. 133,992 1,102,990
Far EasTone Telecommunications Co. Ltd.
(e)
.. 229,000 533,238
Global Telecom Holding SAE
(c)(e)
.......... 201,938 63,186
Globe Telecom, Inc. .................. 4,625 176,067
KDDI Corp. ........................ 13,000 392,983
Maxis Bhd. ........................ 177,700 199,485
Mobile Telecommunications Co. KSCP ..... 333,099 665,304
Mobile TeleSystems PJSC .............. 239,866 1,021,577
Sistema PJSFC ..................... 414,313 186,454
SK Telecom Co. Ltd. .................. 9,727 2,649,384
Taiwan Mobile Co. Ltd. ................ 286,000 1,023,879
Tele2 AB, Class B ................... 1,073,697 13,868,181
TIM SA
(e)
......................... 157,286 351,805
TIM SA, ADR
(e)
..................... 21,056 236,038
T-Mobile US, Inc.
(e)
................... 6,327 835,987
Turkcell Iletisim Hizmetleri A/S ........... 58,194 104,315
Vodacom Group Ltd. ................. 126,830 1,099,548
25,035,415
Total Common Stocks — 23.5%
(Cost: $3,440,097,194) ............................ 4,215,130,918
Par (000)
Par (000)
Corporate Bonds — 32.1%
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)
:
6.13%, 01/15/23 .................. USD 3,530 3,700,429
7.50%, 12/01/24 .................. 1,309 1,328,635
7.50%, 03/15/25 .................. 2,962 2,956,446
7.88%, 04/15/27 .................. 912 909,720
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 2,887 2,930,305
Howmet Aerospace, Inc.:
5.87%, 02/23/22 .................. 805 841,225
5.13%, 10/01/24 .................. 306 335,453
6.88%, 05/01/25 .................. 500 580,000
5.90%, 02/01/27 .................. 1,156 1,333,735
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 2,960 3,108,000
L3Harris Technologies, Inc.:
3.83%, 04/27/25 .................. 355 390,456
4.40%, 06/15/28 .................. 1,230 1,409,075
1.80%, 01/15/31 .................. 5,020 4,773,183
4.85%, 04/27/35 .................. 500 612,265
5.05%, 04/27/45 .................. 120 151,717
Rolls-Royce plc, 5.75%, 10/15/27
(b)
....... 3,879 4,160,227
Signature Aviation US Holdings, Inc.
(b)
:
5.38%, 05/01/26 .................. 1,195 1,221,864
4.00%, 03/01/28 .................. 2,736 2,756,520
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. 1,278 1,351,485
SSL Robotics LLC, 9.75%, 12/31/23
(b)
..... 356 397,150
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................. 11,477 12,466,891
6.25%, 03/15/26
(b)
................. 35,107 37,169,536
6.38%, 06/15/26 .................. 2,487 2,578,708
7.50%, 03/15/27 .................. 1,000 1,071,250
5.50%, 11/15/27 .................. 1,000 1,040,600
4.63%, 01/15/29
(b)
................. 1,836 1,809,397
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
4.88%, 05/01/29
(b)
................. USD 2,289 $ 2,254,665
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 9,371 10,425,237
104,064,174
Air Freight & Logistics — 0.0%
Cargo Aircraft Management, Inc., 4.75%,
02/01/28
(b)
..................... 90 92,159
FedEx Corp.:
3.10%, 08/05/29 .................. 781 832,100
4.55%, 04/01/46 .................. 705 820,490
XPO Logistics, Inc., 6.25%, 05/01/25
(b)
..... 160 171,392
1,916,141
Airlines — 0.4%
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................. 6,886 8,624,715
5.50%, 04/20/26 .................. 5,117 5,372,850
5.75%, 04/20/29 .................. 9,411 10,083,438
Avianca Holdings SA
(a)(b)
:
(LIBOR USD 3 Month + 12.00%), 0.00%,
11/10/21 ..................... 7,615 7,482,536
(LIBOR USD 3 Month + 12.00%), 12.20%,
11/10/21 ..................... 1,051 1,041,184
Delta Air Lines, Inc.:
4.50%, 10/20/25
(b)
................. 894 958,951
7.38%, 01/15/26 .................. 825 969,065
4.75%, 10/20/28
(b)
................. 5,591 6,139,607
Deutsche Lufthansa AG:
2.88%, 02/11/25 .................. EUR 600 726,884
3.75%, 02/11/28 .................. 500 609,042
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ USD 3,626 3,829,962
International Consolidated Airlines Group SA:
0.63%, 11/17/22
(i)
................. EUR 600 690,051
0.50%, 07/04/23 .................. 500 579,629
2.75%, 03/25/25 .................. 800 958,155
1.50%, 07/04/27 .................. 200 217,679
3.75%, 03/25/29 .................. 600 717,743
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 6,912 7,586,054
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
1,001 1,126,687
United Airlines Holdings, Inc., 4.88%, 01/15/25 175 177,516
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 . 442 461,141
Series 2020-1, Class A, 5.88%, 10/15/27 . 10,606 11,732,563
United Airlines, Inc.
(b)
:
4.38%, 04/15/26 .................. 3,626 3,762,772
4.63%, 04/15/29 .................. 3,439 3,573,809
77,422,033
Auto Components — 0.5%
Adient Global Holdings Ltd., 4.88%, 08/15/26
(b)
600 615,750
Adient US LLC
(b)
:
9.00%, 04/15/25 .................. 105 116,366
7.00%, 05/15/26 .................. 10 10,725
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 .................. 4,249 4,594,231
3.75%, 01/30/31 .................. 3,155 3,044,575
American Axle & Manufacturing, Inc.:
6.25%, 04/01/25 .................. 490 507,395
6.50%, 04/01/27 .................. 350 369,688
Clarios Global LP:
6.75%, 05/15/25
(b)
................. 5,097 5,472,904
4.38%, 05/15/26 .................. EUR 1,500 1,861,984
6.25%, 05/15/26
(b)
................. USD 8,688 9,215,253
8.50%, 05/15/27
(b)
................. 14,712 15,888,960
Cooper-Standard Automotive, Inc., 13.00%,
06/01/24
(b)
..................... 1,800 2,052,000

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Auto Components (continued)
Dana, Inc., 4.25%, 09/01/30 ........... USD 390 $ 393,900
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 2,566 2,710,338
Faurecia SE:
3.75%, 06/15/28 .................. EUR 590 751,674
2.38%, 06/15/29 .................. 370 454,491
Goodyear Tire & Rubber Co. (The):
5.13%, 11/15/23 .................. USD 615 615,062
5.63%, 04/30/33 .................. 2,798 2,804,995
Icahn Enterprises LP:
6.75%, 02/01/24 .................. 1,000 1,021,250
4.75%, 09/15/24 .................. 2,616 2,741,306
6.38%, 12/15/25 .................. 2,650 2,735,423
6.25%, 05/15/26 .................. 5,799 6,112,726
5.25%, 05/15/27
(b)
................. 1,990 2,029,800
5.25%, 05/15/27 .................. 2,504 2,554,080
4.38%, 02/01/29
(b)
................. 3,981 3,861,252
IHO Verwaltungs GmbH
(j)
:
4.75%, (4.75% Cash or 5.50% PIK),
09/15/26
(b)
.................... 600 615,360
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
.................... EUR 906 1,128,723
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
.................... USD 200 210,550
JB Poindexter & Co., Inc., 7.13%, 04/15/26
(b)
. 200 211,250
Metis Merger Sub LLC, 6.50%, 05/15/29 .... 1,634 1,634,000
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
... 1,851 1,855,628
Schaeffler AG, 3.38%, 10/12/28 ......... EUR 300 394,170
Tenneco, Inc.:
5.00%, 07/15/26 .................. USD 117 113,329
7.88%, 01/15/29
(b)
................. 1,213 1,365,777
5.13%, 04/15/29
(b)
................. 505 501,212
Wheel Pros, Inc., 6.50%, 05/15/29
(b)
...... 559 559,760
ZF Europe Finance BV:
2.00%, 02/23/26 .................. EUR 1,200 1,454,960
2.50%, 10/23/27 .................. 500 617,656
ZF Finance GmbH:
3.00%, 09/21/25 .................. 700 889,966
2.00%, 05/06/27 .................. 800 848,307
2.75%, 05/25/27 .................. 400 500,073
3.75%, 09/21/28 .................. 900 1,180,760
86,617,609
Automobiles — 0.2%
Ford Motor Co.:
8.50%, 04/21/23 .................. USD 515 576,800
9.00%, 04/22/25 .................. 640 781,600
4.35%, 12/08/26 .................. 59 62,375
9.63%, 04/22/30 .................. 635 890,587
4.75%, 01/15/43 .................. 1,794 1,808,980
5.29%, 12/08/46 .................. 704 741,242
General Motors Co.:
6.25%, 10/02/43 .................. 65 85,478
5.20%, 04/01/45 .................. 910 1,067,714
5.95%, 04/01/49 .................. 445 575,332
Hyundai Capital America
(b)
:
1.25%, 09/18/23 .................. 480 484,158
0.80%, 01/08/24 .................. 3,620 3,600,911
Jaguar Land Rover Automotive plc:
5.63%, 02/01/23
(b)
................. 150 151,125
7.75%, 10/15/25
(b)
................. 570 618,137
4.50%, 01/15/26 .................. EUR 700 869,519
6.88%, 11/15/26 .................. 400 548,226
4.50%, 10/01/27
(b)
................. USD 450 429,295
5.88%, 01/15/28
(b)
................. 200 202,675
Nissan Motor Acceptance Corp., 2.75%,
03/09/28
(b)
..................... 575 576,793
Security
Par (000)
Par (000) Value
Automobiles (continued)
Nissan Motor Co. Ltd.
(b)
:
3.04%, 09/15/23 .................. USD 3,740 $ 3,912,944
4.35%, 09/17/27 .................. 1,195 1,307,412
4.81%, 09/17/30 .................. 340 377,515
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.62%, 02/18/30
(a)
........... EUR 900 1,082,218
Renault SA:
1.25%, 06/24/25 .................. 100 118,120
2.38%, 05/25/26 .................. 500 607,028
Tesla, Inc., 5.30%, 08/15/25
(b)
.......... USD 4,456 4,617,530
Volkswagen Group of America Finance LLC
(b)
:
0.75%, 11/23/22 .................. 1,880 1,886,253
1.25%, 11/24/25 .................. 305 304,238
Volvo Car AB, 2.50%, 10/07/27 ......... EUR 428 554,236
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 1,581 1,713,804
30,552,245
Banks — 4.0%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.37%
(a)(k)
........... EUR 900 1,162,978
AIB Group plc:
4.75%, 10/12/23
(b)
................. USD 1,500 1,636,930
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(a)(k)
..................... EUR 2,400 3,087,378
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(a)(k)
..................... 7,793 10,635,654
Al Ahli Bank of Kuwait KSCP, (USD Swap Semi
5 Year + 4.17%), 7.25%
(a)(k)
.......... USD 630 666,934
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(k)
2,062 2,413,571
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
:
(EUR Swap Annual 5 Year + 5.66%), 5.87% EUR 1,200 1,545,492
(EUR Swap Annual 5 Year + 6.04%), 6.00% 1,200 1,575,328
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 20,400 21,795,156
Banco Davivienda SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 10 Year
+ 5.10%), 6.65%
(a)(b)(k)
.............. 820 833,571
Banco de Sabadell SA
(a)
:
(EUR Swap Annual 5 Year + 6.41%),
6.50%
(k)
...................... EUR 2,400 2,928,681
(EUR Swap Annual 5 Year + 6.20%),
5.75%
(k)
...................... 1,000 1,257,193
(EUR Swap Annual 5 Year + 2.20%), 2.00%,
01/17/30 ..................... 2,800 3,299,984
(EUR Swap Annual 5 Year + 2.95%), 2.50%,
04/15/31 ..................... 1,400 1,684,621
Banco do Brasil SA, 4.75%, 03/20/24 ...... USD 3,165 3,381,802
Banco Espirito Santo SA
(e)(l)
:
2.63%, 05/08/17 .................. EUR 800 134,652
4.75%, 01/15/18 .................. 1,500 252,472
4.00%, 01/21/19 .................. 5,400 908,901
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
................ USD 2,542 2,559,540
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
3,990 3,804,465
Banco Santander SA:
(EUR Swap Annual 5 Year + 6.80%),
6.75%
(a)(k)
..................... EUR 5,200 6,547,831
2.75%, 05/28/25 .................. USD 1,000 1,054,594
(EUR Swap Annual 5 Year + 4.53%),
4.37%
(a)(k)
..................... EUR 5,800 7,223,382
1.85%, 03/25/26 .................. USD 600 605,032
3.31%, 06/27/29 .................. 800 853,977
Bancolombia SA, 3.00%, 01/29/25 ....... 2,355 2,407,987

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Bangkok Bank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(k)
...................... USD 8,484 $ 8,917,744
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ................ 4,834 4,913,459
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)
........ 5,188 5,346,882
Bank of America Corp.:
4.20%, 08/26/24 .................. 2,650 2,921,367
Series L, 3.95%, 04/21/25 ........... 1,610 1,770,869
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
.... 1,990 1,988,270
4.45%, 03/03/26 .................. 2,220 2,514,442
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 4,860 5,263,726
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
.................... 25 25,930
Series N, (SOFR + 1.22%), 2.65%,
03/11/32
(a)
.................... 1,090 1,099,153
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
.... 1,325 1,340,864
Series L, 4.75%, 04/21/45 ........... 225 271,499
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
.................... 615 721,450
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
.................... 1,760 1,975,993
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
.... 190 174,845
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(k)
..... 5,000 5,158,750
Bank of East Asia Ltd. (The)
(a)(k)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ....................... 6,917 7,361,417
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ....................... 5,153 5,486,335
Barclays plc:
3.20%, 08/10/21 .................. 1,310 1,320,257
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(k)
.......................... 4,984 5,233,200
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(k)
.......................... 18,490 20,339,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(k)
..................... 2,900 3,291,500
3.65%, 03/16/25 .................. 395 426,880
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(k)
.. GBP 2,452 3,868,887
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(k)
..................... USD 13,075 14,458,597
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(a)(k)
.. GBP 3,026 4,654,425
5.20%, 05/12/26 .................. USD 1,100 1,247,895
4.84%, 05/09/28 .................. 1,180 1,327,479
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
.................... 1,300 1,493,331
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%),
3.81%, 03/10/42
(a)
............... 455 455,170
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.12%, 01/18/33
(a)
........... 2,621 2,716,503
Security
Par (000)
Par (000) Value
Banks (continued)
BNP Paribas SA
(a)
:
(LIBOR USD 6 Month + 0.08%), 0.28%
(k)
. USD 450 $ 420,187
(EUR Swap Annual 5 Year + 5.23%),
6.12%
(k)
...................... EUR 1,755 2,231,271
(LIBOR USD 3 Month + 2.24%), 4.70%,
01/10/25
(b)
.................... USD 1,335 1,463,744
(SOFR + 2.07%), 2.22%, 06/09/26
(b)
.... 1,205 1,241,872
(SOFR + 1.00%), 1.32%, 01/13/27
(b)
.... 1,155 1,137,604
(USD Swap Semi 5 Year + 3.98%), 7.00%
(b)
(k)
.......................... 4,429 5,217,893
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62%
(b)(k)
..................... 1,460 1,481,900
(USD Swap Semi 5 Year + 1.48%), 4.38%,
03/01/33
(b)
.................... 300 327,627
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%),
2.59%, 08/12/35
(b)
............... 610 583,826
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(k)
................ 2,225 2,203,167
CaixaBank SA
(a)(k)
:
(EUR Swap Annual 5 Year + 5.82%), 6.00% EUR 1,800 2,264,137
(EUR Swap Annual 5 Year + 6.22%), 6.37% 3,600 4,720,416
(EUR Swap Annual 5 Year + 6.50%), 6.75% 8,200 11,000,216
(EUR Swap Annual 5 Year + 4.50%), 5.25% 2,200 2,803,965
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(k)
............... USD 630 653,743
CIT Group, Inc., 5.00%, 08/01/23 ........ 4,388 4,766,465
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
.................... 1,000 1,029,556
3.20%, 10/21/26 .................. 800 867,597
4.45%, 09/29/27 .................. 4,225 4,799,541
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
.................... 275 305,890
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 425 442,840
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
.... 1,775 1,799,822
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
..... 2,355 2,363,410
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
.... 665 664,276
Commerzbank AG, (EUR Swap Annual 5 Year +
6.36%), 6.12%
(a)(k)
................ EUR 5,200 6,739,333
Cooperatieve Rabobank UA, 3.88%, 02/08/22 USD 250 256,920
Credit Agricole SA
(a)(k)
:
(USD Swap Semi 5 Year + 4.90%), 7.88%
(b)
3,600 4,068,000
(USD Swap Semi 5 Year + 6.19%), 8.12% 1,796 2,175,405
(USD Swap Semi 5 Year + 6.19%), 8.12%
(b)
3,886 4,706,917
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 270 281,427
Danske Bank A/S
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
............... 1,460 1,467,317
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(k)
...................... 24,620 27,824,293
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
........... 800 852,000
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(k)
..................... 2,000 2,115,000
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(k)
........... 3,235 3,464,483
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(k)
........... EUR 3,600 4,874,523

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.75%
(a)(k)
.......... USD 3,590 $ 3,339,238
HSBC Holdings plc:
(USD Swap Rate 5 Year + 5.51%), 6.87%
(a)
(k)
.......................... 13,674 13,669,898
(LIBOR USD 3 Month + 1.06%), 3.26%,
03/13/23
(a)
.................... 2,300 2,354,816
3.60%, 05/25/23 .................. 2,500 2,662,329
(USD Swap Rate 5 Year + 4.37%), 6.37%
(a)
(k)
.......................... 4,019 4,449,435
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(k)
..................... 690 693,901
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(k)
..................... 9,830 9,977,450
5.25%, 03/14/44 .................. 340 421,506
Huntington National Bank (The):
3.13%, 04/01/22 .................. 310 317,618
1.80%, 02/03/23 .................. 700 717,503
ING Groep NV:
3.55%, 04/09/24 .................. 430 464,900
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(k)
.......................... 13,163 14,479,300
(USD Swap Semi 5 Year + 4.45%), 6.50%
(a)
(k)
.......................... 2,010 2,234,919
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%),
5.75%
(a)(k)
..................... 400 440,956
(SOFR + 1.01%), 1.73%, 04/01/27
(a)
.... 555 558,970
Intesa Sanpaolo SpA:
5.02%, 06/26/24
(b)
................. 1,500 1,629,405
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(a)(k)
..................... EUR 2,050 2,671,911
5.71%, 01/15/26
(b)
................. USD 1,000 1,121,365
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(k)
..................... EUR 7,405 10,805,605
(EUR Swap Annual 5 Year + 5.75%), 5.87%,
03/04/29
(a)
.................... 700 948,520
5.15%, 06/10/30 .................. GBP 1,725 2,680,877
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(k)
..................... EUR 1,900 2,555,533
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. USD 3,245 3,326,936
JPMorgan Chase & Co.:
3.38%, 05/01/23 .................. 1,680 1,776,423
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 350 365,072
4.25%, 10/01/27 .................. 1,420 1,621,314
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 2,585 2,869,846
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 100 112,444
(SOFR + 3.79%), 4.49%, 03/24/31
(a)
.... 290 336,115
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
.... 1,050 1,054,253
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
.................... 2,335 2,590,026
5.50%, 10/15/40 .................. 970 1,278,146
5.40%, 01/06/42 .................. 480 635,274
5.63%, 08/16/43 .................. 205 275,954
4.95%, 06/01/45 .................. 785 988,373
Series W, (LIBOR USD 3 Month + 1.00%),
1.19%, 05/15/47
(a)
............... 22,506 19,601,601
Kasikornbank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(k)
...................... 4,660 4,896,786
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ................ USD 4,561 $ 4,661,627
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(k)
................ EUR 5,000 6,439,552
Lloyds Banking Group plc:
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
.................... USD 1,000 1,035,655
4.45%, 05/08/25 .................. 500 561,342
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
............... 1,100 1,196,070
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(k)
.......................... 3,975 4,596,094
4.58%, 12/10/25 .................. 2,350 2,632,553
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(k)
..................... 7,290 8,306,080
Macquarie Bank Ltd.
(a)(k)
:
(USD Swap Semi 5 Year + 3.70%), 6.13% 1,680 1,814,400
(USD Swap Semi 5 Year + 3.70%), 6.13%
(b)
20,220 21,837,600
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21 .................. 685 690,199
3.22%, 03/07/22 .................. 1,200 1,229,210
3.76%, 07/26/23 .................. 15 16,056
1.41%, 07/17/25 .................. 1,595 1,605,223
2.05%, 07/17/30 .................. 1,000 977,226
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(k)
........... 4,045 4,080,394
National Westminster Bank plc
(a)(k)
:
Series C, (LIBOR USD 3 Month + 0.25%),
0.44% ....................... 2,210 2,205,536
Series A, (LIMEAN USD 6 Month + 0.25%),
0.50% ....................... 380 377,150
Series B, (LIBOR USD 6 Month + 0.25%),
0.50% ....................... 500 496,250
Natwest Group plc
(a)
:
(USD Swap Semi 5 Year + 7.60%), 8.62%
(k)
26,358 26,877,253
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24 ................ 590 609,069
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25 ..................... 800 872,359
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13%
(k)
... GBP 750 1,105,703
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28 ................ USD 1,970 2,061,232
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35 ................ 1,210 1,179,871
Nordea Bank Abp:
0.75%, 08/28/25
(b)
................. 1,745 1,721,967
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(k)
..................... 5,594 6,472,258
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(k)
.................... 8,175 9,458,475
PNC Financial Services Group, Inc. (The),
2.55%, 01/22/30 ................. 550 564,641
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(k)
........... 4,500 4,623,187
Santander Holdings USA, Inc., 4.45%, 12/03/21 179 182,608

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Santander UK Group Holdings plc:
2.88%, 08/05/21 .................. USD 1,150 $ 1,157,590
(GBP Swap 5 Year + 5.54%), 7.38%
(a)(k)
.. GBP 275 400,878
3.57%, 01/10/23 .................. USD 2,745 2,801,287
(GBP Swap 5 Year + 5.79%), 6.75%
(a)(k)
.. GBP 5,825 8,873,196
Santander UK plc, 3.75%, 11/15/21 ....... USD 990 1,008,014
Shinhan Financial Group Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.05%), 5.87%
(a)(k)
........... 1,420 1,533,866
Societe Generale SA
(a)(k)
:
(USD Swap Semi 5 Year + 4.98%), 7.88% 6,732 7,534,791
(USD Swap Rate 5 Year + 5.87%), 8.00%
(b)
16,275 19,201,408
(USD Swap Rate 5 Year + 5.87%), 8.00% . 3,983 4,699,183
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(b)
...................... 15,900 16,536,000
Standard Chartered plc
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%),
1.32%, 10/14/23
(b)
............... 925 931,706
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(k)
...................... 1,200 1,311,660
(LIBOR USD 3 Month + 1.21%), 2.82%,
01/30/26
(b)
.................... 1,325 1,385,767
Stichting AK Rabobank Certificaten, 2.19%
(d)(k)
EUR 8,678 13,680,239
Sumitomo Mitsui Financial Group, Inc.:
2.35%, 01/15/25 .................. USD 1,675 1,748,915
2.75%, 01/15/30 .................. 950 976,650
TMB Bank PCL, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.26%),
4.90%
(a)(k)
..................... 4,281 4,308,559
UniCredit SpA:
6.57%, 01/14/22
(b)
................. 2,450 2,544,889
3.75%, 04/12/22
(b)
................. 3,150 3,237,270
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(a)(k)
..................... EUR 3,800 4,882,638
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(k)
.......................... USD 24,210 27,048,623
(EUR Swap Annual 5 Year + 4.93%),
5.37%
(a)(k)
..................... EUR 1,000 1,265,334
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(a)(k)
..................... 3,060 4,359,479
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
.............. USD 835 841,913
(EURIBOR Swap Rate 5 Year + 4.08%),
3.87%
(a)(k)
..................... EUR 2,000 2,233,179
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29
(a)
............... 1,000 1,313,388
(EUR Swap Annual 5 Year + 2.40%), 2.00%,
09/23/29
(a)
.................... 400 482,657
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32
(a)
.................... 400 491,345
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%),
5.46%, 06/30/35
(a)(b)
.............. USD 1,475 1,583,344
US Bancorp, 3.00%, 07/30/29 .......... 200 212,341
Wachovia Capital Trust II, (LIBOR USD 3 Month
+ 0.50%), 0.68%, 01/15/27
(a)
......... 2,055 1,973,012
Wells Fargo & Co.:
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 715 784,200
5.61%, 01/15/44 .................. 350 456,559
4.65%, 11/04/44 .................. 210 245,328
3.90%, 05/01/45 .................. 270 301,585
Security
Par (000)
Par (000) Value
Banks (continued)
4.40%, 06/14/46 .................. USD 525 $ 596,319
4.75%, 12/07/46 .................. 1,000 1,194,032
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
.... 1,340 1,739,888
Westpac Banking Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.75%), 2.67%, 11/15/35
(a)
.......... 460 441,126
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(k)
..................... 4,903 5,093,911
708,784,235
Beverages — 0.1%
Anheuser-Busch Cos. LLC:
4.70%, 02/01/36 .................. 1,245 1,473,785
4.90%, 02/01/46 .................. 1,600 1,911,513
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29 .................. 1,170 1,373,063
4.50%, 06/01/50 .................. 890 1,020,346
4.75%, 04/15/58 .................. 1,221 1,430,850
5.80%, 01/23/59 .................. 195 266,286
Central American Bottling Corp., 5.75%,
01/31/27
(b)
..................... 5,119 5,387,748
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 1,095 1,016,302
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
. 2,515 2,643,579
Primo Water Holdings, Inc., 5.50%, 04/01/25
(b)
500 513,860
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
799 808,988
17,846,320
Biotechnology — 0.1%
AbbVie, Inc.:
3.38%, 11/14/21 .................. 365 371,051
3.80%, 03/15/25 .................. 850 931,087
3.60%, 05/14/25 .................. 25 27,329
4.55%, 03/15/35 .................. 350 413,833
4.40%, 11/06/42 .................. 2,075 2,400,226
4.70%, 05/14/45 .................. 470 559,506
4.45%, 05/14/46 .................. 650 753,140
4.88%, 11/14/48 .................. 840 1,036,870
4.25%, 11/21/49 .................. 225 254,941
Amgen, Inc.:
2.65%, 05/11/22 .................. 1,000 1,022,032
4.56%, 06/15/48 .................. 610 728,132
Biogen, Inc., 3.63%, 09/15/22 .......... 600 628,102
Cidron Aida Finco SARL:
5.00%, 04/01/28 .................. EUR 682 835,513
6.25%, 04/01/28 .................. GBP 663 935,295
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
USD 704 660,000
Gilead Sciences, Inc.:
4.50%, 02/01/45 .................. 900 1,045,857
4.75%, 03/01/46 .................. 375 450,714
Horizon Therapeutics USA, Inc., 5.50%,
08/01/27
(b)
..................... 1,200 1,284,000
14,337,628
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
..................... 3,101 3,245,600
Builders FirstSource, Inc.
(b)
:
6.75%, 06/01/27 .................. 1,074 1,154,980
5.00%, 03/01/30 .................. 880 933,900
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
..................... 3,809 4,061,651
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
.... 1,794 1,860,575
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... 1,714 1,851,120
HT Troplast GmbH, 9.25%, 07/15/25 ...... EUR 376 494,990
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
................ USD 1,484 1,573,040

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Building Products (continued)
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 .................. USD 902 $ 964,013
4.63%, 12/15/25 .................. 616 628,320
4.88%, 12/15/27 .................. 86 89,870
Masonite International Corp., 5.38%, 02/01/28
(b)
2,046 2,158,530
PCF GmbH:
4.75%, 04/15/26 .................. EUR 589 711,347
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
.................... 395 476,518
PGT Innovations, Inc., 6.75%, 08/01/26
(b)
... USD 430 454,187
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
.. 5,799 6,146,012
Standard Industries, Inc.:
2.25%, 11/21/26 .................. EUR 419 494,907
5.00%, 02/15/27
(b)
................. USD 681 702,281
4.75%, 01/15/28
(b)
................. 625 644,531
4.38%, 07/15/30
(b)
................. 4,864 4,876,160
3.38%, 01/15/31
(b)
................. 2,515 2,357,372
Summit Materials LLC
(b)
:
6.50%, 03/15/27 .................. 445 469,475
5.25%, 01/15/29 .................. 1,062 1,117,755
37,467,134
Capital Markets — 1.2%
AG Issuer LLC, 6.25%, 03/01/28
(b)
....... 270 279,787
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
847 867,921
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 2,613 2,756,715
Credit Suisse AG:
3.00%, 10/29/21 .................. 580 587,568
2.80%, 04/08/22 .................. 780 797,866
Credit Suisse Group AG:
3.80%, 06/09/23 .................. 280 297,551
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(k)
......................... 6,225 6,659,505
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(k)
.......................... 1,200 1,320,000
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)(b)
................... 250 266,877
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(k)
.......................... 600 647,873
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(k)
......................... 42,134 45,495,787
(SOFR + 1.56%), 2.59%, 09/11/25
(a)(b)
... 1,375 1,430,397
(USD Swap Rate 5 Year + 4.33%), 7.25%
(a)
(k)
.......................... 1,000 1,106,800
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
... 3,955 4,042,149
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(a)(b)(k)
.................... 12,821 13,940,530
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(a)(b)(k)
.................... 5,248 5,451,360
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%),
4.50%
(a)(b)(k)
.................... 1,783 1,702,765
(SOFR + 3.73%), 4.19%, 04/01/31
(a)(b)
... 1,000 1,105,753
Deutsche Bank AG:
(SOFR + 2.16%), 2.22%, 09/18/24
(a)
.... 3,440 3,529,609
4.50%, 04/01/25 .................. 400 432,433
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(a)(k)
..................... 10,200 10,646,250
(SOFR + 1.87%), 2.13%, 11/24/26
(a)
..... 595 602,685
(USD Swap Semi 5 Year + 2.25%), 4.30%,
05/24/28
(a)
.................... 1,200 1,245,545
(SOFR + 2.76%), 3.73%, 01/14/32
(a)
.... 200 198,192
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(USD Swap Rate 5 Year + 2.55%), 4.88%,
12/01/32
(a)
.................... USD 700 $ 756,560
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
................ 888 914,555
Dresdner Funding Trust I, 8.15%, 06/30/31
(b)
. 650 923,813
Goldman Sachs Group, Inc. (The):
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
.... 1,400 1,401,919
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
.................... 930 998,920
3.75%, 02/25/26 .................. 675 749,891
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 2,000 1,992,191
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
.................... 2,075 2,345,657
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
.... 340 322,940
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
.... 520 522,537
6.75%, 10/01/37 .................. 650 921,181
5.15%, 05/22/45 .................. 195 250,672
Hightower Holding LLC, 6.75%, 04/15/29
(b)
.. 857 877,354
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27 ...................... 1,900 1,417,875
Huarong Finance 2019 Co. Ltd.:
3.75%, 05/29/24 .................. 900 680,062
3.63%, 09/30/30 .................. 2,900 2,117,000
Intercontinental Exchange, Inc.:
3.10%, 09/15/27 .................. 25 27,145
4.25%, 09/21/48 .................. 250 282,586
LPL Holdings, Inc.
(b)
:
4.63%, 11/15/27 .................. 1,092 1,138,410
4.00%, 03/15/29 .................. 200 200,000
Morgan Stanley:
4.88%, 11/01/22 .................. 1,235 1,315,507
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
.... 2,295 2,386,334
3.95%, 04/23/27 .................. 425 473,792
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 855 859,092
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 1,450 1,595,950
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 1,985 2,028,691
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 1,785 1,954,720
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 180 182,392
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
.... 250 231,210
MSCI, Inc.
(b)
:
5.38%, 05/15/27 .................. 1,755 1,876,183
4.00%, 11/15/29 .................. 838 875,710
3.63%, 09/01/30 .................. 1,842 1,871,343
3.88%, 02/15/31 .................. 1,512 1,549,452
Owl Rock Capital Corp.:
4.25%, 01/15/26 .................. 1,104 1,187,361
3.40%, 07/15/26 .................. 680 705,165
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
..................... 960 1,004,488
Pershing Square Holdings Ltd., 5.50%,
07/15/22
(b)
..................... 4,100 4,283,219
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.18%, 06/15/47
(a)
........... 38,405 33,102,529
SURA Asset Management SA, 4.88%,
04/17/24
(b)
..................... 4,419 4,802,348
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(k)
.......................... 6,640 6,615,166
UBS Group AG
(a)
:
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(k)
.......................... 13,976 15,417,205
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
............... 1,055 1,061,650
(USD Swap Semi 5 Year + 4.87%), 7.00%
(k)
5,345 6,160,113

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.12%
(k)
...................... USD 1,200 $ 1,285,366
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
............... 530 524,782
217,602,954
Chemicals — 0.5%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ...................... 220 224,768
Alpek SAB de CV, 3.25%, 02/25/31
(b)
...... 365 362,262
Ashland LLC, 4.75%, 08/15/22
(d)
......... 93 96,720
Ashland Services BV, 2.00%, 01/30/28 ..... EUR 520 623,182
Avient Corp., 5.25%, 03/15/23 .......... USD 400 430,000
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 .................. 214 224,165
3.38%, 02/15/29 .................. 1,268 1,232,154
CeramTec BondCo GmbH, 5.25%, 12/15/25 . EUR 400 486,815
CF Industries, Inc., 4.95%, 06/01/43 ...... USD 900 1,048,514
Chemours Co. (The):
4.00%, 05/15/26 .................. EUR 400 486,851
5.38%, 05/15/27 .................. USD 674 722,865
5.75%, 11/15/28
(b)
................. 2,581 2,741,848
CVR Partners LP, 9.25%, 06/15/23
(b)
...... 300 302,250
Dow Chemical Co. (The), 3.60%, 11/15/50 .. 135 137,743
DuPont de Nemours, Inc.:
5.32%, 11/15/38 .................. 375 475,168
5.42%, 11/15/48 .................. 250 329,846
Eastman Chemical Co., 4.80%, 09/01/42 ... 220 263,563
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 10,121 10,095,698
Equate Petrochemical BV
(b)
:
4.25%, 11/03/26 .................. 4,923 5,437,761
2.63%, 04/28/28 .................. 1,605 1,606,846
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 3,414 3,574,321
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 1,931 1,984,103
GPD Cos., Inc., 10.13%, 04/01/26
(b)
....... 110 119,762
HB Fuller Co., 4.25%, 10/15/28 ......... 1,733 1,764,766
Herens Midco SARL:
4.75%, 05/15/28 .................. 1,916 1,919,862
5.25%, 05/15/29 .................. 1,073 1,281,324
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 2,258 2,528,960
INEOS Group Holdings SA, 5.63%, 08/01/24
(b)
400 402,732
Ingevity Corp., 3.88%, 11/01/28
(b)
........ 933 929,343
Kraton Polymers LLC:
4.25%, 12/15/25
(b)
................. 395 400,925
5.25%, 05/15/26 .................. EUR 583 719,252
Kronos International, Inc., 3.75%, 09/15/25 .. 200 244,057
LYB International Finance III LLC:
2.88%, 05/01/25 .................. USD 1,250 1,330,892
4.20%, 10/15/49 .................. 125 136,211
4.20%, 05/01/50 .................. 55 60,112
LyondellBasell Industries NV, 4.63%, 02/26/55 220 252,273
Methanex Corp.:
5.13%, 10/15/27 .................. 300 316,572
5.65%, 12/01/44 .................. 150 152,685
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,355,710
Monitchem HoldCo 2 SA, 9.50%, 09/15/26 .. EUR 600 786,272
Monitchem HoldCo 3 SA, 5.25%, 03/15/25 .. 807 999,322
Nouryon Holding BV, 6.50%, 10/01/26 ..... 200 252,093
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
.. USD 311 327,875
Nutrition & Biosciences, Inc.
(b)
:
1.23%, 10/01/25 .................. 1,665 1,653,615
3.47%, 12/01/50 .................. 735 723,161
Security
Par (000)
Par (000) Value
Chemicals (continued)
OCI NV:
3.13%, 11/01/24 .................. EUR 400 $ 491,961
5.25%, 11/01/24
(b)
................. USD 460 477,954
3.63%, 10/15/25 .................. EUR 640 803,249
Pearl Holding III Ltd., 9.50%, 12/11/22 ..... USD 1,200 399,924
Phosagro OAO, 3.05%, 01/23/25
(b)
....... 4,047 4,157,787
PQ Corp., 5.75%, 12/15/25
(b)
........... 6,909 7,098,997
Rain CII Carbon LLC, 7.25%, 04/01/25
(b)
.... 400 414,000
Rayonier AM Products, Inc., 7.63%, 01/15/26
(b)
2,970 3,155,625
Sasol Financing USA LLC:
4.38%, 09/18/26 .................. 1,650 1,674,750
5.50%, 03/18/31 .................. 2,705 2,748,415
SCIH Salt Holdings, Inc.
(b)
:
4.88%, 05/01/28 .................. 2,935 2,927,662
6.63%, 05/01/29 .................. 1,368 1,345,770
Scotts Miracle-Gro Co. (The):
4.50%, 10/15/29 .................. 1,070 1,123,500
4.00%, 04/01/31
(b)
................. 2,002 1,981,980
Sherwin-Williams Co. (The):
3.45%, 06/01/27 .................. 289 317,866
4.50%, 06/01/47 .................. 150 178,734
3.30%, 05/15/50 .................. 175 175,218
SPCM SA, 4.88%, 09/15/25
(b)
.......... 400 410,132
Trinseo Materials Operating SCA
(b)
:
5.38%, 09/01/25 .................. 625 637,559
5.13%, 04/01/29 .................. 1,320 1,339,800
Tronox, Inc.
(b)
:
6.50%, 05/01/25 .................. 165 176,240
4.63%, 03/15/29 .................. 570 582,112
Valvoline, Inc., 3.63%, 06/15/31
(b)
........ 9 8,797
WR Grace & Co.-Conn., 4.88%, 06/15/27
(b)
.. 227 236,647
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)
..................... 630 648,821
85,058,719
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 6,740 7,054,522
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 .................. 17,127 18,111,802
9.75%, 07/15/27 .................. 6,943 7,619,943
APX Group, Inc.:
7.88%, 12/01/22 .................. 3,377 3,400,234
8.50%, 11/01/24 .................. 414 431,595
6.75%, 02/15/27
(b)
................. 800 860,264
Aramark Services, Inc.:
5.00%, 04/01/25
(b)
................. 3,523 3,615,479
6.38%, 05/01/25
(b)
................. 1,537 1,634,984
4.75%, 06/01/26 .................. 350 358,312
5.00%, 02/01/28
(b)
................. 1,105 1,156,106
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 102 107,610
Celestial-Saturn Merger Sub, Inc., 4.50%,
05/01/28
(b)
..................... 2,832 2,827,837
Cimpress plc, 7.00%, 06/15/26
(b)
......... 305 321,013
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 .................. 1,927 2,006,489
5.13%, 07/15/29 .................. 1,050 1,131,774
Covanta Holding Corp., 5.00%, 09/01/30 ... 796 816,895
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 .................. 2,119 2,119,000
9.50%, 11/01/27 .................. 1,740 1,918,350
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 .................. 535 551,050
3.75%, 08/01/25 .................. 2,236 2,275,130
5.13%, 12/15/26 .................. 5,236 5,484,710
8.50%, 05/01/27 .................. 3,028 3,315,660
4.00%, 08/01/28 .................. 3,975 3,803,837

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
3.50%, 09/01/28 .................. USD 1,663 $ 1,601,053
IAA, Inc., 5.50%, 06/15/27
(b)
........... 3,513 3,693,041
Intrum AB:
4.88%, 08/15/25 .................. EUR 438 553,401
3.50%, 07/15/26 .................. 952 1,152,217
3.00%, 09/15/27 .................. 500 588,301
IPD 3 BV, 5.50%, 12/01/25 ............ 349 435,320
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... USD 2,224 2,296,280
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... 20 20,525
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 .................. 3,269 3,485,571
5.88%, 10/01/30 .................. 2,037 2,230,515
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 .................. 1,048 1,118,740
5.75%, 04/15/26 .................. 4,232 4,629,088
3.38%, 08/31/27 .................. 1,699 1,641,659
6.25%, 01/15/28 .................. 1,869 1,953,105
Republic Services, Inc.:
0.88%, 11/15/25 .................. 335 331,393
2.30%, 03/01/30 .................. 600 599,028
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
..................... 340 349,860
RR Donnelley & Sons Co., 6.13%, 11/01/26
(b)
. 150 154,830
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 1,523 1,519,192
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................. EUR 1,004 1,249,316
Tuspark Forward Ltd., 7.95%, 08/15/21 .... USD 600 586,875
Verisure Holding AB:
3.50%, 05/15/23 .................. EUR 1,205 1,461,387
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... 346 423,944
3.88%, 07/15/26 .................. 538 662,056
3.25%, 02/15/27 .................. 1,626 1,961,048
Verisure Midholding AB, 5.25%, 02/15/29 ... 901 1,117,069
Waste Management, Inc.:
1.50%, 03/15/31 .................. USD 385 354,918
2.50%, 11/15/50 .................. 180 157,997
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 4,015 4,095,300
111,345,625
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 8,287 8,804,937
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 .................. 2,819 2,868,333
5.00%, 03/15/27 .................. 2,447 2,424,212
CommScope, Inc.
(b)
:
5.50%, 03/01/24 .................. 5,097 5,253,172
6.00%, 03/01/26 .................. 2,234 2,354,078
8.25%, 03/01/27 .................. 399 427,429
7.13%, 07/01/28 .................. 1,745 1,886,781
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 1,025 1,177,923
2.30%, 11/15/30 .................. 680 657,158
Nokia OYJ:
4.38%, 06/12/27 .................. 380 415,388
6.63%, 05/15/39 .................. 2,016 2,583,564
Plantronics, Inc., 4.75%, 03/01/29
(b)
....... 555 546,675
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 .................. 4,959 5,194,552
6.50%, 07/15/28 .................. 6,235 6,579,671
41,173,873
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.2%
AECOM, 5.13%, 03/15/27 ............ USD 1,873 $ 2,083,713
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 1,800 1,895,625
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 3,192 3,264,490
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 3,391 3,458,820
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 02/01/26
(b)
............. 1,755 1,846,901
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(l)
.............. CNY 6,794 —
Delhi International Airport Ltd., 6.13%, 10/31/26 USD 1,000 1,000,188
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 1,240 1,258,600
GMR Hyderabad International Airport Ltd.:
5.38%, 04/10/24 .................. 6,136 6,240,695
4.25%, 10/27/27 .................. 630 587,790
Heathrow Finance plc
(d)
:
5.25%, 03/01/24 .................. GBP 200 290,774
4.62%, 09/01/29 .................. 1,071 1,523,478
MasTec, Inc., 4.50%, 08/15/28
(b)
......... USD 2,133 2,223,653
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
. 5,101 5,474,967
New Enterprise Stone & Lime Co., Inc., 9.75%,
07/15/28
(b)
..................... 488 544,120
Pike Corp., 5.50%, 09/01/28
(b)
.......... 2,022 2,082,660
PowerTeam Services LLC, 9.03%, 12/04/25
(b)
. 495 548,831
Tutor Perini Corp., 6.88%, 05/01/25
(b)
...... 2,000 2,065,000
Weekley Homes LLC, 4.88%, 09/15/28
(b)
.... 125 129,062
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21 2,995 3,040,487
39,559,854
Construction Materials — 0.0%
(b)
Cemex SAB de CV:
5.20%, 09/17/30 .................. 3,925 4,271,185
3.88%, 07/11/31 .................. 1,072 1,056,938
US Concrete, Inc., 5.13%, 03/01/29 ....... 80 82,600
5,410,723
Consumer Finance — 0.7%
AerCap Ireland Capital DAC:
3.15%, 02/15/24 .................. 2,650 2,784,591
1.75%, 01/30/26 .................. 745 730,455
Ally Financial, Inc.:
1.45%, 10/02/23 .................. 720 731,534
5.75%, 11/20/25 .................. 975 1,117,258
8.00%, 11/01/31 .................. 6,210 8,734,088
American Honda Finance Corp.:
1.95%, 05/10/23 .................. 590 608,083
1.00%, 09/10/25 .................. 1,360 1,358,687
Capital One Financial Corp., 3.80%, 01/31/28 860 956,780
Caterpillar Financial Services Corp., 2.95%,
02/26/22 ...................... 890 909,988
Cembra Money Bank AG, 0.00%, 07/09/26
(i)(m)
CHF 800 900,520
Credit Acceptance Corp., 6.63%, 03/15/26 .. USD 680 718,216
Curo Group Holdings Corp., 8.25%, 09/01/25
(b)
250 256,042
Encore Capital Group, Inc.:
4.88%, 10/15/25 .................. EUR 444 562,571
5.38%, 02/15/26 .................. GBP 300 432,145
Enova International, Inc., 8.50%, 09/15/25
(b)
.. USD 3,610 3,754,400
Ford Motor Credit Co. LLC:
5.88%, 08/02/21 .................. 2,319 2,341,030
5.60%, 01/07/22 .................. 551 566,759
2.98%, 08/03/22 .................. 3,104 3,151,802
3.35%, 11/01/22 .................. 3,011 3,081,126
3.09%, 01/09/23 .................. 433 441,128
4.14%, 02/15/23 .................. 1,178 1,220,703
3.10%, 05/04/23 .................. 367 375,250
4.38%, 08/06/23 .................. 586 618,359

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.81%, 01/09/24 .................. USD 1,775 $ 1,841,563
5.58%, 03/18/24 .................. 1,700 1,853,000
4.69%, 06/09/25 .................. 200 215,000
5.13%, 06/16/25 .................. 5,855 6,396,002
4.13%, 08/04/25 .................. 3,078 3,243,442
3.25%, 09/15/25 .................. EUR 250 320,918
3.38%, 11/13/25 .................. USD 724 740,732
2.33%, 11/25/25 .................. EUR 1,800 2,229,417
4.39%, 01/08/26 .................. USD 2,800 2,989,000
2.39%, 02/17/26 .................. EUR 200 247,658
4.13%, 08/17/27 .................. USD 319 333,390
3.82%, 11/02/27 .................. 297 304,490
2.90%, 02/16/28 .................. 2,240 2,195,200
5.11%, 05/03/29 .................. 1,834 2,003,095
4.00%, 11/13/30 .................. 1,605 1,639,106
General Motors Financial Co., Inc.:
4.20%, 11/06/21 .................. 640 652,299
3.55%, 07/08/22 .................. 1,690 1,747,541
3.25%, 01/05/23 .................. 5,750 5,983,569
2.40%, 04/10/28 .................. 255 255,528
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
....... 3,313 3,281,360
goeasy Ltd., 5.38%, 12/01/24
(b)
......... 995 1,031,069
John Deere Capital Corp., 2.60%, 03/07/24 .. 205 217,541
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(k)
........... 936 814,203
Manappuram Finance Ltd., 5.90%, 01/13/23 . 6,044 6,177,346
Muthoot Finance Ltd., 4.40%, 09/02/23 .... 5,715 5,760,720
Navient Corp.:
7.25%, 09/25/23 .................. 628 682,950
6.13%, 03/25/24 .................. 1,821 1,923,431
5.88%, 10/25/24 .................. 600 631,008
6.75%, 06/15/26 .................. 2,820 3,045,600
5.00%, 03/15/27 .................. 500 503,750
4.88%, 03/15/28 .................. 485 475,000
OneMain Finance Corp.:
6.13%, 05/15/22 .................. 800 837,000
5.63%, 03/15/23 .................. 630 671,737
6.13%, 03/15/24 .................. 885 955,800
6.88%, 03/15/25 .................. 3,103 3,525,784
7.13%, 03/15/26 .................. 6,074 7,098,987
6.63%, 01/15/28 .................. 3,075 3,497,813
5.38%, 11/15/29 .................. 47 50,690
4.00%, 09/15/30 .................. 8 7,740
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 .................. 3,988 4,072,247
5.10%, 07/16/23 .................. 8,077 8,146,664
SLM Corp., 4.20%, 10/29/25 ........... 225 236,250
Synchrony Financial, 3.95%, 12/01/27 ..... 350 380,563
Toyota Motor Credit Corp.:
2.90%, 03/30/23 .................. 350 367,684
1.15%, 08/13/27 .................. 1,525 1,493,444
3.38%, 04/01/30 .................. 327 359,442
Volkswagen International Finance NV
(a)(k)
:
(EUR Swap Annual 5 Year + 3.75%), 3.50% EUR 300 387,811
(EUR Swap Annual 10 Year + 3.37%),
3.87% ....................... 300 397,193
128,573,292
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... USD 7,635 7,988,237
Ardagh Metal Packaging Finance USA LLC:
2.00%, 09/01/28 .................. EUR 788 948,794
3.00%, 09/01/29 .................. 759 913,448
4.00%, 09/01/29
(b)
................. USD 8,328 8,286,360
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Ardagh Packaging Finance plc
(b)
:
5.25%, 04/30/25 .................. USD 1,518 $ 1,592,002
4.13%, 08/15/26 .................. 5,183 5,332,011
5.25%, 08/15/27 .................. 6,990 7,144,381
Ball Corp.:
4.00%, 11/15/23 .................. 300 319,875
5.25%, 07/01/25 .................. 1,163 1,315,644
2.88%, 08/15/30 .................. 350 337,984
Berry Global, Inc., 1.57%, 01/15/26
(b)
...... 1,595 1,580,773
CANPACK SA, 3.13%, 11/01/25
(b)
........ 810 822,808
Cascades, Inc.
(b)
:
5.13%, 01/15/26 .................. 800 848,000
5.38%, 01/15/28 .................. 100 104,206
Crown Americas LLC:
4.50%, 01/15/23 .................. 750 792,098
4.75%, 02/01/26 .................. 4,815 4,997,970
4.25%, 09/30/26 .................. 4,926 5,295,450
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 447,120
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
655 702,488
Graphic Packaging International LLC
(b)
:
3.50%, 03/15/28 .................. 200 198,918
3.50%, 03/01/29 .................. 599 593,309
Greif, Inc., 6.50%, 03/01/27
(b)
........... 495 523,430
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
..................... 2,489 2,567,802
International Paper Co., 4.35%, 08/15/48 ... 470 553,658
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 2,905 2,751,580
Kleopatra Finco SARL, 4.25%, 03/01/26 .... EUR 438 517,399
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 .................. USD 2,675 2,882,312
10.50%, 07/15/27 ................. 1,059 1,166,256
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 3,999 4,013,996
OI European Group BV:
3.13%, 11/15/24 .................. EUR 200 249,476
2.88%, 02/15/25 .................. 566 691,929
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... USD 450 487,125
Plastipak Holdings, Inc., 6.25%, 10/15/25
(b)
.. 350 359,625
Sealed Air Corp.
(b)
:
5.25%, 04/01/23 .................. 486 514,552
4.00%, 12/01/27 .................. 523 547,843
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 725 750,194
Trivium Packaging Finance BV
(d)
:
3.75%, 08/15/26 .................. EUR 303 373,338
5.50%, 08/15/26
(b)
................. USD 7,598 7,949,407
8.50%, 08/15/27
(b)
................. 11,326 12,118,820
WRKCo, Inc.:
3.75%, 03/15/25 .................. 325 355,676
3.90%, 06/01/28 .................. 890 991,187
90,927,481
Distributors — 0.1%
(b)
American Builders & Contractors Supply Co.,
Inc.:
4.00%, 01/15/28 .................. 4,991 5,065,865
3.88%, 11/15/29 .................. 1,739 1,736,826
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 831 826,845
Core & Main LP, 6.13%, 08/15/25 ........ 12,018 12,302,106
Performance Food Group, Inc., 5.50%,
10/15/27 ...................... 250 263,460
Wolverine Escrow LLC:
8.50%, 11/15/24 .................. 345 339,393
9.00%, 11/15/26 .................. 796 787,690
21,322,185

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(b)
..................... USD 2,150 $ 2,155,375
Bright Scholar Education Holdings Ltd., 7.45%,
07/31/22 ...................... 4,564 4,735,150
Carriage Services, Inc.
(b)
:
6.63%, 06/01/26 .................. 1,600 1,684,800
4.25%, 05/15/29 .................. 750 745,313
frontdoor, Inc., 6.75%, 08/15/26
(b)
........ 1,973 2,092,031
Graham Holdings Co., 5.75%, 06/01/26
(b)
... 998 1,042,910
Laureate Education, Inc., 8.25%, 05/01/25
(b)
. 70 72,967
Rekeep SpA, 7.25%, 02/01/26 .......... EUR 1,260 1,615,193
Service Corp. International:
4.63%, 12/15/27 .................. USD 833 885,062
5.13%, 06/01/29 .................. 716 772,986
3.38%, 08/15/30 .................. 1,285 1,243,238
Sotheby's, 7.38%, 10/15/27
(b)
........... 4,779 5,150,804
WW International, Inc., 4.50%, 04/15/29
(b)
... 485 478,404
22,674,233
Diversified Financial Services — 0.3%
Arrow Global Finance plc, 5.13%, 09/15/24 .. GBP 908 1,263,784
Cabot Financial Luxembourg SA, 7.50%,
10/01/23 ...................... 1,039 1,462,402
CPI CG, Inc., 8.63%, 03/15/26
(b)
......... USD 425 443,594
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
.. 1,217 1,274,807
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 .................. EUR 932 1,162,516
7.75%, 11/01/25 .................. GBP 544 779,449
GE Capital Funding LLC, 3.45%, 05/15/25
(b)
. USD 2,630 2,853,876
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 3,125 3,595,294
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
..................... 6,219 6,132,494
NTT Finance Corp., 1.16%, 04/03/26
(b)
..... 1,645 1,630,526
Operadora de Servicios Mega SA de CV
SOFOM ER, 8.25%, 02/11/25
(b)
........ 3,375 3,234,305
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
.... 4,599 4,962,781
ProGroup AG, 3.00%, 03/31/26 ......... EUR 200 243,578
REC Ltd., 2.25%, 09/01/26 ............ USD 6,000 5,802,968
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 .................. 2,322 2,774,790
7.38%, 09/01/25 .................. 1,453 1,581,954
Shell International Finance BV:
2.38%, 11/07/29 .................. 20 20,407
4.38%, 05/11/45 .................. 10 11,818
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 3,037 3,166,072
Siemens Financieringsmaatschappij NV
(b)
:
0.65%, 03/11/24 .................. 880 882,134
2.88%, 03/11/41 .................. 1,060 1,048,577
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 14,394 15,329,754
59,657,880
Diversified Telecommunication Services — 1.6%
Altice France Holding SA:
8.00%, 05/15/27 .................. EUR 299 390,963
8.00%, 05/15/27
(b)
................. 500 653,783
10.50%, 05/15/27
(b)
................ USD 14,913 16,798,898
6.00%, 02/15/28
(b)
................. 2,886 2,863,778
Altice France SA:
2.50%, 01/15/25 .................. EUR 817 968,088
7.38%, 05/01/26
(b)
................. USD 4,168 4,321,382
5.88%, 02/01/27 .................. EUR 1,400 1,792,555
8.13%, 02/01/27
(b)
................. USD 11,961 13,112,246
5.50%, 01/15/28
(b)
................. 4,700 4,841,940
4.13%, 01/15/29 .................. EUR 1,499 1,825,998
5.13%, 01/15/29
(b)
................. USD 894 896,244
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.13%, 07/15/29
(b)
................. USD 8,413 $ 8,423,516
AT&T, Inc.:
2.63%, 12/01/22 .................. 416 428,536
4.35%, 03/01/29 .................. 25 28,376
2.55%, 12/01/33
(b)
................. 795 757,754
4.50%, 05/15/35 .................. 2,250 2,551,170
5.25%, 03/01/37 .................. 700 852,093
5.15%, 03/15/42 .................. 1,150 1,382,671
4.65%, 06/01/44 .................. 200 223,082
3.50%, 09/15/53
(b)
................. 380 349,548
3.55%, 09/15/55
(b)
................. 926 852,964
3.80%, 12/01/57
(b)
................. 615 586,537
3.65%, 09/15/59
(b)
................. 406 374,383
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(e)(l)
1,000 4,988
CCO Holdings LLC
(b)
:
4.00%, 03/01/23 .................. 165 166,754
5.13%, 05/01/27 .................. 4,578 4,791,171
5.88%, 05/01/27 .................. 630 650,280
5.00%, 02/01/28 .................. 1,891 1,976,095
5.38%, 06/01/29 .................. 5,674 6,158,957
4.75%, 03/01/30 .................. 4,890 5,103,937
4.50%, 08/15/30 .................. 6,425 6,536,731
4.25%, 02/01/31 .................. 4,661 4,661,000
4.50%, 05/01/32 .................. 6,141 6,202,410
Cellnex Telecom SA
(i)
:
0.50%, 07/05/28 .................. EUR 400 624,506
0.75%, 11/20/31 .................. 3,100 3,572,008
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 .................. USD 2,681 2,768,133
8.00%, 10/15/25 .................. 680 720,800
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 5,422 5,841,392
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
................ 12 17,864
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 .................. 3,485 3,702,812
5.00%, 05/01/28 .................. 5,279 5,391,179
6.75%, 05/01/29 .................. 3,621 3,814,579
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(d)
.................... 2,572 2,658,805
Koninklijke KPN NV, (USD Swap Semi 10 Year
+ 5.21%), 7.00%, 03/28/73
(a)(b)
........ 200 214,000
Level 3 Financing, Inc.:
5.38%, 05/01/25 .................. 550 562,100
4.63%, 09/15/27
(b)
................. 2,262 2,332,687
4.25%, 07/01/28
(b)
................. 1,996 2,011,190
3.75%, 07/15/29
(b)
................. 3,103 3,025,425
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
................ 775 817,383
Lorca Telecom Bondco SA:
4.00%, 09/18/27 .................. EUR 1,428 1,748,059
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 ........... USD 1,103 1,217,436
Series Y, 7.50%, 04/01/24 ........... 2,989 3,342,300
5.13%, 12/15/26
(b)
................. 8,078 8,471,803
4.00%, 02/15/27
(b)
................. 3,281 3,342,945
4.50%, 01/15/29
(b)
................. 5,072 4,995,920
Series P, 7.60%, 09/15/39 ........... 2,050 2,351,575
Series U, 7.65%, 03/15/42 ........... 2,821 3,215,940
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(k)
..................... 10,215 10,852,161
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(j)
..................... 1,102 1,152,141
QualityTech LP, 3.88%, 10/01/28
(b)
....... 2,014 2,031,622

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
..................... USD 750 $ 786,562
Sprint Capital Corp.:
6.88%, 11/15/28 .................. 9,201 11,593,510
8.75%, 03/15/32 .................. 6,338 9,396,085
Switch Ltd., 3.75%, 09/15/28
(b)
.......... 3,299 3,282,505
Telecom Italia Capital SA:
6.38%, 11/15/33 .................. 2,987 3,509,665
6.00%, 09/30/34 .................. 5,359 6,031,823
7.20%, 07/18/36 .................. 333 412,630
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 610 1,085,366
Telecom Italia SpA:
5.30%, 05/30/24
(b)
................. USD 2,046 2,234,641
2.38%, 10/12/27 .................. EUR 600 752,909
1.63%, 01/18/29 .................. 1,349 1,592,292
Telefonica Emisiones SA, 4.90%, 03/06/48 .. USD 820 939,500
Telesat Canada
(b)
:
5.63%, 12/06/26 .................. 150 150,750
4.88%, 06/01/27 .................. 4,640 4,524,000
Verizon Communications, Inc.:
3.88%, 02/08/29 .................. 2,575 2,898,860
4.02%, 12/03/29 .................. 24 27,141
1.50%, 09/18/30 .................. 285 265,057
1.68%, 10/30/30
(b)
................. 711 666,394
2.55%, 03/21/31 .................. 420 420,997
4.50%, 08/10/33 .................. 900 1,060,916
4.27%, 01/15/36 .................. 2,805 3,231,805
2.65%, 11/20/40 .................. 1,000 926,463
3.40%, 03/22/41 .................. 465 476,357
3.85%, 11/01/42 .................. 480 523,378
4.86%, 08/21/46 .................. 455 562,834
3.55%, 03/22/51 .................. 411 417,523
3.70%, 03/22/61 .................. 1,619 1,637,664
Virgin Media Finance plc:
3.75%, 07/15/30 .................. EUR 661 797,270
5.00%, 07/15/30
(b)
................. USD 200 199,416
Virgin Media Secured Finance plc:
5.50%, 08/15/26
(b)
................. 500 518,805
5.25%, 05/15/29 .................. GBP 100 147,082
5.50%, 05/15/29
(b)
................. USD 4,965 5,308,828
4.50%, 08/15/30
(b)
................. 2,181 2,190,866
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 680 708,900
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 .................. 16,888 16,769,784
6.13%, 03/01/28 .................. 10,488 10,789,530
279,163,701
Electric Utilities — 0.6%
AEP Transmission Co. LLC, 3.15%, 09/15/49 . 75 75,467
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
..................... 2,495 2,578,146
American Electric Power Co., Inc., Series I,
3.65%, 12/01/21 ................. 430 438,339
Baltimore Gas & Electric Co.:
3.20%, 09/15/49 .................. 525 525,514
2.90%, 06/15/50 .................. 116 110,765
DPL, Inc., 4.35%, 04/15/29 ............ 1,225 1,328,415
Drax Finco plc, 6.63%, 11/01/25
(b)
........ 450 464,625
DTE Electric Co.:
Series C, 2.63%, 03/01/31 ........... 4 4,139
Series A, 4.05%, 05/15/48 ........... 675 783,576
Duke Energy Carolinas LLC:
6.05%, 04/15/38 .................. 925 1,286,893
3.70%, 12/01/47 .................. 600 646,367
3.20%, 08/15/49 .................. 982 991,011
Duke Energy Corp., 2.45%, 06/01/30 ...... 225 224,225
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Florida LLC:
2.50%, 12/01/29 .................. USD 2,225 $ 2,293,283
1.75%, 06/15/30 .................. 255 244,936
3.85%, 11/15/42 .................. 320 358,484
Duke Energy Progress LLC, 3.45%, 03/15/29 . 2,868 3,146,667
Edison International, 2.40%, 09/15/22 ..... 1,985 2,024,761
Entergy Corp., 0.90%, 09/15/25 ......... 2,110 2,072,554
Eversource Energy, 2.80%, 05/01/23 ...... 690 716,831
Exelon Corp.:
3.95%, 06/15/25 .................. 595 655,657
4.70%, 04/15/50 .................. 250 303,305
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(d)
.......... 2,068 2,264,460
2.65%, 03/01/30 .................. 195 190,612
Series B, 2.25%, 09/01/30 ........... 161 151,743
Series C, 7.38%, 11/15/31 ........... 700 947,129
Series C, 5.35%, 07/15/47
(d)
.......... 4,691 5,441,560
Series C, 3.40%, 03/01/50 ........... 1,491 1,375,447
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. 1,235 1,346,835
5.45%, 07/15/44 .................. 3,222 3,903,927
4.55%, 04/01/49 .................. 1,448 1,614,498
Florida Power & Light Co.:
3.70%, 12/01/47 .................. 475 532,798
3.15%, 10/01/49 .................. 650 668,084
Greenko Investment Co., 4.88%, 08/16/23 .. 2,238 2,267,793
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(e)(l)
901 346,603
Kallpa Generacion SA, 4.88%, 05/24/26 .... 4,804 4,978,145
MidAmerican Energy Co.:
3.65%, 04/15/29 .................. 825 924,132
4.25%, 07/15/49 .................. 1,175 1,415,230
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ...................... 9,160 9,227,555
NextEra Energy Capital Holdings, Inc.:
2.75%, 05/01/25 .................. 257 274,006
3.55%, 05/01/27 .................. 975 1,081,805
NextEra Energy Operating Partners LP
(b)
:
4.25%, 07/15/24 .................. 365 386,900
4.25%, 09/15/24 .................. 35 36,969
Northern States Power Co.:
2.90%, 03/01/50 .................. 350 340,816
2.60%, 06/01/51 .................. 360 331,286
NRG Energy, Inc.:
7.25%, 05/15/26 .................. 425 440,075
6.63%, 01/15/27 .................. 2,915 3,038,013
2.45%, 12/02/27
(b)
................. 800 802,616
5.75%, 01/15/28 .................. 14 14,875
5.25%, 06/15/29
(b)
................. 261 279,596
3.63%, 02/15/31
(b)
................. 2,181 2,136,733
Ohio Power Co., 4.00%, 06/01/49 ........ 975 1,114,230
Oncor Electric Delivery Co. LLC:
3.75%, 04/01/45 .................. 840 928,904
3.70%, 05/15/50 .................. 1,305 1,450,297
Pacific Gas & Electric Co.:
(LIBOR USD 3 Month + 1.38%), 1.57%,
11/15/21
(a)
.................... 2,330 2,337,688
3.45%, 07/01/25 .................. 1,460 1,548,521
3.30%, 12/01/27 .................. 1,065 1,098,920
4.45%, 04/15/42 .................. 475 468,116
4.00%, 12/01/46 .................. 258 236,174
4.95%, 07/01/50 .................. 872 890,208
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 2,869 2,904,862
PG&E Corp., 5.25%, 07/01/30 .......... 1,992 2,126,460
PPL Electric Utilities Corp., 3.95%, 06/01/47 . 125 141,854

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Progress Energy, Inc., 6.00%, 12/01/39 .... USD 350 $ 468,396
Public Power Corp. SA:
Series MAR, 3.88%, 03/30/26 ......... EUR 1,007 1,249,290
Public Service Co. of Colorado, Series 34,
3.20%, 03/01/50 ................. USD 600 613,379
Southern California Edison Co.:
1.10%, 04/01/24 .................. 1,200 1,210,261
4.00%, 04/01/47 .................. 575 599,100
Series B, 4.88%, 03/01/49 ........... 70 82,924
Series 20A, 2.95%, 02/01/51 ......... 340 308,348
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 5,095 5,659,590
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33 ................. 1,348 1,532,936
Tampa Electric Co.:
4.45%, 06/15/49 .................. 375 458,050
3.45%, 03/15/51 .................. 135 140,150
Virginia Electric & Power Co.:
Series B, 6.00%, 01/15/36 ........... 250 341,659
4.45%, 02/15/44 .................. 160 192,566
4.60%, 12/01/48 .................. 845 1,055,976
3.30%, 12/01/49 .................. 500 516,725
2.45%, 12/15/50 .................. 765 671,292
Vistra Operations Co. LLC
(b)
:
5.63%, 02/15/27 .................. 944 981,760
5.00%, 07/31/27 .................. 365 378,151
Wisconsin Electric Power Co., 2.95%, 09/15/21 1,000 1,003,078
100,744,066
Electrical Equipment — 0.0%
Orano SA, 3.38%, 04/23/26 ........... EUR 100 130,158
Sensata Technologies BV
(b)
:
5.00%, 10/01/25 .................. USD 3,445 3,823,950
4.00%, 04/15/29 .................. 3,487 3,508,619
7,462,727
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc.:
4.13%, 10/15/26 .................. EUR 1,260 1,554,487
3.88%, 03/15/28 .................. 500 624,707
CDW LLC:
5.50%, 12/01/24 .................. USD 1,000 1,103,750
4.13%, 05/01/25 .................. 1,605 1,674,866
4.25%, 04/01/28 .................. 110 114,675
3.25%, 02/15/29 .................. 3,050 3,023,312
Ingram Micro, Inc., 5.45%, 12/15/24
(d)
..... 375 428,639
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
2,126 2,222,744
10,747,180
Energy Equipment & Services — 0.2%
Anton Oilfield Services Group, 7.50%, 12/02/22 1,725 1,629,370
Archrock Partners LP
(b)
:
6.88%, 04/01/27 .................. 1,728 1,838,160
6.25%, 04/01/28 .................. 4,658 4,869,501
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22 410 424,729
Bristow Group, Inc., 6.88%, 03/01/28
(b)
..... 310 314,263
CGG SA, 7.75%, 04/01/27 ............ EUR 616 735,523
ChampionX Corp., 6.38%, 05/01/26 ....... USD 1,683 1,762,943
Halliburton Co.:
3.80%, 11/15/25 .................. 475 524,545
2.92%, 03/01/30 .................. 350 351,120
5.00%, 11/15/45 .................. 275 311,367
Hilong Holding Ltd., 8.25%, 09/26/22
(e)(l)
.... 1,415 1,074,958
Nabors Industries, Inc., 9.00%, 02/01/25
(b)
... 200 207,000
Oceaneering International, Inc.:
4.65%, 11/15/24 .................. 425 414,906
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
6.00%, 02/01/28 .................. USD 1,250 $ 1,221,500
Patterson-UTI Energy, Inc., 5.15%, 11/15/29 . 175 175,979
Precision Drilling Corp., 7.13%, 01/15/26
(b)
.. 500 495,000
TechnipFMC plc, 6.50%, 02/01/26
(b)
....... 3,732 3,984,231
Tervita Corp., 11.00%, 12/01/25
(b)
........ 989 1,120,043
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 1,164 1,117,440
USA Compression Partners LP:
6.88%, 04/01/26 .................. 4,205 4,409,741
6.88%, 09/01/27 .................. 4,199 4,418,188
Weatherford International Ltd., 8.75%,
09/01/24
(b)
..................... 400 419,000
31,819,507
Entertainment — 0.2%
Banijay Entertainment SASU, 5.38%,
03/01/25
(b)
..................... 200 206,500
Banijay Group SAS, 6.50%, 03/01/26 ...... EUR 700 862,614
Cinemark USA, Inc.:
4.88%, 06/01/23 .................. USD 500 499,350
5.88%, 03/15/26
(b)
................. 881 912,936
Live Nation Entertainment, Inc.
(b)
:
4.88%, 11/01/24 .................. 659 671,357
6.50%, 05/15/27 .................. 8,572 9,472,060
4.75%, 10/15/27 .................. 921 929,342
3.75%, 01/15/28 .................. 1,435 1,429,762
Netflix, Inc.:
4.88%, 04/15/28 .................. 673 774,791
5.88%, 11/15/28 .................. 4,740 5,767,277
6.38%, 05/15/29 .................. 343 430,465
3.88%, 11/15/29 .................. EUR 480 698,263
5.38%, 11/15/29
(b)
................. USD 3,013 3,577,938
3.63%, 06/15/30 .................. EUR 763 1,096,553
4.88%, 06/15/30
(b)
................. USD 4,366 5,064,560
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... 2,836 2,818,275
Walt Disney Co. (The):
1.65%, 09/01/22 .................. 10 10,177
3.50%, 05/13/40 .................. 358 382,572
4.70%, 03/23/50 .................. 68 86,008
3.60%, 01/13/51 .................. 300 322,916
WMG Acquisition Corp.
(b)
:
3.88%, 07/15/30 .................. 1,234 1,249,425
3.00%, 02/15/31 .................. 100 93,875
37,357,016
Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.:
3.95%, 01/15/28 .................. 1,925 2,158,604
4.90%, 12/15/30 .................. 635 763,865
1.88%, 02/01/33 .................. 300 276,742
American Tower Corp.:
3.50%, 01/31/23 .................. 680 716,526
3.38%, 10/15/26 .................. 995 1,082,017
3.95%, 03/15/29 .................. 925 1,026,122
2.10%, 06/15/30 .................. 1,195 1,148,113
2.70%, 04/15/31 .................. 1,500 1,517,696
Boston Properties LP, 2.90%, 03/15/30 ..... 825 839,942
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
..................... 3,234 3,372,415
Crown Castle International Corp.:
1.35%, 07/15/25 .................. 1,440 1,446,831
3.80%, 02/15/28 .................. 1,075 1,180,548
4.30%, 02/15/29 .................. 925 1,045,922
2.10%, 04/01/31 .................. 200 190,764
2.90%, 04/01/41 .................. 200 186,170
Diversified Healthcare Trust, 9.75%, 06/15/25 705 789,600
Duke Realty LP, 3.05%, 03/01/50 ........ 120 112,694

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties, 3.75%, 08/15/29 ........ USD 100 $ 97,249
Equinix, Inc.:
2.90%, 11/18/26 .................. 575 611,117
3.00%, 07/15/50 .................. 125 114,552
2.95%, 09/15/51 .................. 665 607,320
ERP Operating LP, 2.85%, 11/01/26 ...... 530 566,082
ESH Hospitality, Inc., 5.25%, 05/01/25
(b)
.... 945 964,183
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 1,505 1,490,004
GLP Capital LP, 4.00%, 01/15/31 ........ 830 875,285
HAT Holdings I LLC, 5.25%, 07/15/24
(b)
.... 930 961,322
Healthpeak Properties, Inc.:
3.00%, 01/15/30 .................. 458 478,842
2.88%, 01/15/31 .................. 75 77,701
Iron Mountain, Inc.
(b)
:
4.88%, 09/15/27 .................. 500 520,000
4.88%, 09/15/29 .................. 500 509,260
5.25%, 07/15/30 .................. 5,043 5,238,416
4.50%, 02/15/31 .................. 740 737,987
5.63%, 07/15/32 .................. 4,175 4,402,287
iStar, Inc., 4.25%, 08/01/25 ............ 700 709,380
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24 ... 3,250 3,403,969
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 5,355 5,773,868
4.63%, 06/15/25
(b)
................. 2,345 2,494,810
4.50%, 09/01/26 .................. 3,798 4,011,638
5.75%, 02/01/27 .................. 2,046 2,281,935
4.50%, 01/15/28 .................. 4,794 4,997,745
3.88%, 02/15/29
(b)
................. 3,622 3,667,021
Mid-America Apartments LP, 1.70%, 02/15/31 230 214,005
MPT Operating Partnership LP:
5.25%, 08/01/26 .................. 1,055 1,087,969
5.00%, 10/15/27 .................. 1,392 1,465,080
4.63%, 08/01/29 .................. 3,406 3,606,102
3.38%, 04/24/30 .................. GBP 500 698,411
3.50%, 03/15/31 .................. USD 5,791 5,777,797
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
..................... 1,675 1,777,594
Prologis LP, 2.25%, 04/15/30 ........... 900 901,139
Realty Income Corp.:
3.88%, 04/15/25 .................. 450 496,992
3.00%, 01/15/27 .................. 370 395,294
RHP Hotel Properties LP:
4.75%, 10/15/27 .................. 4,598 4,731,894
4.50%, 02/15/29
(b)
................. 2,738 2,709,744
SBA Communications Corp.:
4.88%, 09/01/24 .................. 4,513 4,620,184
3.88%, 02/15/27 .................. 4,571 4,674,647
Service Properties Trust:
4.50%, 06/15/23 .................. 255 260,134
4.65%, 03/15/24 .................. 500 503,750
4.35%, 10/01/24 .................. 238 236,810
7.50%, 09/15/25 .................. 3,021 3,424,037
5.50%, 12/15/27 .................. 1,323 1,393,166
4.38%, 02/15/30 .................. 850 790,500
Trust Fibra Uno, 5.25%, 01/30/26
(b)
....... 1,955 2,208,148
UDR, Inc.:
3.20%, 01/15/30 .................. 300 318,873
2.10%, 08/01/32 .................. 85 80,273
Uniti Group LP
(b)
:
7.88%, 02/15/25 .................. 1,250 1,346,875
4.75%, 04/15/28 .................. 2,681 2,670,946
6.50%, 02/15/29 .................. 4,563 4,535,782
Ventas Realty LP, 3.00%, 01/15/30 ....... 680 704,486
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
VEREIT Operating Partnership LP:
2.20%, 06/15/28 .................. USD 320 $ 322,186
2.85%, 12/15/32 .................. 245 252,654
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 1,385 1,414,431
4.25%, 12/01/26 .................. 6,538 6,742,313
3.75%, 02/15/27 .................. 3,497 3,525,081
4.63%, 12/01/29 .................. 2,586 2,685,328
4.13%, 08/15/30 .................. 6,505 6,606,673
XHR LP, 6.38%, 08/15/25
(b)
............ 450 476,437
137,102,279
Food & Staples Retailing — 0.2%
7-Eleven, Inc.
(b)
:
(LIBOR USD 3 Month + 0.45%), 0.65%,
08/10/22
(a)
.................... 1,415 1,415,863
0.95%, 02/10/26 .................. 915 898,437
Albertsons Cos., Inc.:
5.75%, 03/15/25 .................. 305 314,531
3.25%, 03/15/26
(b)
................. 2,763 2,761,011
4.63%, 01/15/27
(b)
................. 3,587 3,730,480
5.88%, 02/15/28
(b)
................. 1,903 2,026,695
3.50%, 03/15/29
(b)
................. 200 192,000
4.88%, 02/15/30
(b)
................. 2,102 2,188,465
Bellis Acquisition Co. plc, 3.25%, 02/16/26 .. GBP 766 1,060,609
Bellis Finco plc, 4.00%, 02/16/27 ........ 220 304,321
Casino Guichard Perrachon SA:
4.05%, 08/05/26
(d)
................. EUR 100 117,147
5.25%, 04/15/27 .................. 900 1,096,903
Iceland Bondco plc:
4.63%, 03/15/25 .................. GBP 600 816,045
4.38%, 05/15/28 .................. 625 828,894
Ingles Markets, Inc., 5.75%, 06/15/23 ..... USD 210 212,037
Kroger Co. (The), 4.45%, 02/01/47 ....... 450 517,762
Picard Groupe SAS, (EURIBOR 3 Month +
3.00%), 3.00%, 11/30/23
(a)
........... EUR 1,500 1,802,491
Quatrim SASU, 5.88%, 01/15/24 ........ 900 1,128,011
SEG Holding LLC, 5.63%, 10/15/28
(b)
...... USD 120 126,300
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
669 720,848
US Foods, Inc., 4.75%, 02/15/29
(b)
....... 3,340 3,369,225
Walmart, Inc.:
3.70%, 06/26/28 .................. 25 28,299
4.05%, 06/29/48 .................. 1,420 1,702,491
27,358,865
Food Products — 0.5%
Chobani LLC
(b)
:
7.50%, 04/15/25 .................. 4,281 4,446,889
4.63%, 11/15/28 .................. 1,734 1,786,020
General Mills, Inc., 3.00%, 02/01/51
(b)
..... 46 43,589
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24 .............. 630 654,727
JBS Investments II GmbH, 7.00%, 01/15/26
(b)
. 350 372,680
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 .................. 1,906 2,091,644
6.50%, 04/15/29 .................. 4,716 5,293,757
5.50%, 01/15/30 .................. 1,185 1,303,512
Knight Castle Investments Ltd., 7.99%,
01/23/21
(e)(l)
.................... 231 157,080
Kraft Heinz Foods Co.:
4.63%, 01/30/29 .................. 500 563,380
3.75%, 04/01/30 .................. 1,600 1,712,085
4.25%, 03/01/31 .................. 7,669 8,456,479
5.00%, 07/15/35 .................. 837 977,542
6.88%, 01/26/39 .................. 2,541 3,487,334
4.63%, 10/01/39 .................. 1,024 1,143,866

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Food Products (continued)
6.50%, 02/09/40 .................. USD 1,215 $ 1,605,774
5.00%, 06/04/42 .................. 3,010 3,476,377
5.20%, 07/15/45 .................. 986 1,166,550
4.38%, 06/01/46 .................. 5,204 5,577,144
4.88%, 10/01/49 .................. 9,103 10,445,548
5.50%, 06/01/50 .................. 9,202 11,432,168
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 .................. 400 415,000
4.88%, 11/01/26 .................. 800 830,000
4.88%, 05/15/28 .................. 661 728,753
Pilgrim's Pride Corp., 5.88%, 09/30/27
(b)
.... 900 955,125
Post Holdings, Inc.
(b)
:
5.75%, 03/01/27 .................. 1,500 1,571,250
5.63%, 01/15/28 .................. 2,142 2,257,132
4.63%, 04/15/30 .................. 444 448,440
4.50%, 09/15/31 .................. 2,145 2,129,556
Premier Foods Finance plc, 6.25%, 10/15/23 . GBP 400 562,861
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 3,808 3,837,360
Tereos Finance Groupe I SA,
7.50%, 10/30/25 .................. EUR 687 881,418
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... USD 695 691,525
81,502,565
Gas Utilities — 0.1%
AmeriGas Partners LP:
5.63%, 05/20/24 .................. 550 611,875
5.88%, 08/20/26 .................. 250 279,688
5.75%, 05/20/27 .................. 750 838,650
Atmos Energy Corp., 0.63%, 03/09/23 ..... 525 525,494
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 455 425,368
China Oil & Gas Group Ltd., 5.50%, 01/25/23 . 630 648,427
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)
................ 5,235 5,156,475
Promigas SA ESP, 3.75%, 10/16/29
(b)
...... 925 937,603
Suburban Propane Partners LP, 5.88%,
03/01/27 ...................... 800 833,000
Superior Plus LP, 4.50%, 03/15/29
(b)
...... 1,189 1,211,639
11,468,219
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
4.75%, 11/30/36 .................. 600 751,095
6.15%, 11/30/37 .................. 240 344,176
4.90%, 11/30/46 .................. 95 124,639
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... 6,959 7,289,552
Becton Dickinson and Co.:
2.89%, 06/06/22 .................. 1,194 1,224,557
3.73%, 12/15/24 .................. 575 629,491
3.70%, 06/06/27 .................. 2,175 2,416,942
4.69%, 12/15/44 .................. 540 648,425
3.79%, 05/20/50 .................. 61 64,867
DH Europe Finance II SARL, 2.05%, 11/15/22 715 732,701
Hologic, Inc.
(b)
:
4.63%, 02/01/28 .................. 300 316,500
3.25%, 02/15/29 .................. 1,162 1,141,665
Medtronic, Inc., 4.38%, 03/15/35 ........ 625 762,391
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 .................. 5,484 5,909,010
7.25%, 02/01/28 .................. 4,784 5,248,048
Teleflex, Inc.:
4.63%, 11/15/27 .................. 350 372,218
4.25%, 06/01/28
(b)
................. 1,227 1,266,877
Varex Imaging Corp., 7.88%, 10/15/27
(b)
.... 20 22,322
29,265,476
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 .................. USD 2,301 $ 2,430,431
5.00%, 04/15/29 .................. 1,960 2,026,150
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 .................. 1,799 1,888,950
4.63%, 08/01/29 .................. 1,910 1,899,323
Aetna, Inc., 4.75%, 03/15/44 ........... 550 656,409
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
. 3,264 3,529,200
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 903 941,377
Anthem, Inc.:
2.38%, 01/15/25 .................. 105 110,161
4.65%, 01/15/43 .................. 350 419,161
3.70%, 09/15/49 .................. 550 582,396
CAB SELAS, 3.38%, 02/01/28 .......... EUR 714 853,763
Centene Corp.:
5.38%, 06/01/26
(b)
................. USD 525 546,945
5.38%, 08/15/26
(b)
................. 1,565 1,641,685
4.25%, 12/15/27 .................. 2,223 2,329,949
4.63%, 12/15/29 .................. 7,326 7,930,395
3.00%, 10/15/30 .................. 8,111 8,050,167
2.50%, 03/01/31 .................. 6,229 5,955,485
Cigna Corp.:
4.13%, 11/15/25 .................. 400 449,664
6.13%, 11/15/41 .................. 240 331,634
4.90%, 12/15/48 .................. 580 715,832
3.40%, 03/15/50 .................. 155 153,853
CommonSpirit Health:
3.35%, 10/01/29 .................. 500 533,166
2.78%, 10/01/30 .................. 225 229,930
3.91%, 10/01/50 .................. 440 460,991
Community Health Systems Inc, 8.13%,
06/30/24
(b)
..................... 1,090 1,137,687
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 .................. 10,556 11,123,385
8.00%, 03/15/26 .................. 9,717 10,470,068
5.63%, 03/15/27 .................. 3,600 3,816,000
8.00%, 12/15/27 .................. 400 440,000
6.00%, 01/15/29 .................. 2,925 3,079,045
6.88%, 04/15/29 .................. 1,656 1,730,520
4.75%, 02/15/31 .................. 460 456,550
CVS Health Corp.:
3.50%, 07/20/22 .................. 2,370 2,447,506
1.30%, 08/21/27 .................. 760 741,327
4.30%, 03/25/28 .................. 2,031 2,310,830
1.88%, 02/28/31 .................. 3,235 3,060,295
5.13%, 07/20/45 .................. 700 871,059
5.05%, 03/25/48 .................. 810 996,051
DaVita, Inc., 4.63%, 06/01/30
(b)
......... 2,271 2,299,388
Encompass Health Corp.:
4.50%, 02/01/28 .................. 220 227,975
4.75%, 02/01/30 .................. 1,974 2,072,700
4.63%, 04/01/31 .................. 623 660,380
HCA, Inc.:
5.88%, 05/01/23 .................. 300 327,399
5.38%, 02/01/25 .................. 2,268 2,527,527
5.88%, 02/15/26 .................. 1,000 1,148,750
5.38%, 09/01/26 .................. 4,589 5,210,167
5.63%, 09/01/28 .................. 2,414 2,815,328
5.88%, 02/01/29 .................. 2,425 2,861,500
4.13%, 06/15/29 .................. 225 250,080
3.50%, 09/01/30 .................. 10,160 10,442,955
5.50%, 06/15/47 .................. 850 1,065,947
5.25%, 06/15/49 .................. 665 817,712
Kedrion SpA, 3.38%, 05/15/26 .......... EUR 339 406,136
Laboratoire Eimer Selas, 5.00%, 02/01/29 ... 217 264,903

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 .................. USD 1,540 $ 1,636,250
4.38%, 02/15/27 .................. 1,962 1,962,000
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 3,050 3,050,610
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 1,607 1,703,420
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 2,951 3,135,437
Molina Healthcare, Inc.:
5.38%, 11/15/22
(d)
................. 530 555,837
4.38%, 06/15/28
(b)
................. 3,023 3,106,133
3.88%, 11/15/30
(b)
................. 2,020 2,080,600
Owens & Minor, Inc., 4.50%, 03/31/29
(b)
.... 480 484,709
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 5,604 6,028,111
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 649 700,920
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
... 1,537 1,599,879
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 2,130 2,264,691
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 .................. 4,077 4,133,059
10.00%, 04/15/27 ................. 4,850 5,318,298
Sutter Health:
Series 20A, 2.29%, 08/15/30 ......... 460 456,186
Series 20A, 3.36%, 08/15/50 ......... 244 247,987
Synlab Bondco plc, (EURIBOR 3 Month +
4.75%), 4.75%, 07/01/25
(a)
........... EUR 1,440 1,747,254
Team Health Holdings, Inc., 6.38%, 02/01/25
(b)
USD 432 381,240
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. 1,132 1,149,093
4.63%, 09/01/24
(b)
................. 1,371 1,412,130
7.50%, 04/01/25
(b)
................. 1,506 1,622,715
5.13%, 05/01/25 .................. 990 1,001,880
4.88%, 01/01/26
(b)
................. 7,029 7,303,131
6.25%, 02/01/27
(b)
................. 2,902 3,043,472
5.13%, 11/01/27
(b)
................. 7,341 7,699,241
4.63%, 06/15/28
(b)
................. 234 241,779
6.13%, 10/01/28
(b)
................. 3,901 4,115,555
UnitedHealth Group, Inc.:
3.50%, 08/15/39 .................. 775 837,856
2.75%, 05/15/40 .................. 345 336,580
4.75%, 07/15/45 .................. 700 884,198
4.25%, 06/15/48 .................. 510 603,875
3.70%, 08/15/49 .................. 400 438,141
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
..................... 467 487,548
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 2,319 2,456,378
194,972,380
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 .................. 1,065 1,101,069
5.00%, 05/15/27 .................. 5,401 5,650,796
6,751,865
Hotels, Restaurants & Leisure — 1.5%
1011778 BC ULC
(b)
:
4.25%, 05/15/24 .................. 407 412,087
5.75%, 04/15/25 .................. 2,266 2,401,960
3.88%, 01/15/28 .................. 1,478 1,496,475
4.38%, 01/15/28 .................. 1,974 1,998,675
4.00%, 10/15/30 .................. 1,250 1,218,750
Accor SA:
(EUR Swap Annual 5 Year + 4.56%),
4.37%
(a)(k)
..................... EUR 200 249,467
0.70%, 12/07/27
(i)
................. 892 583,541
Affinity Gaming, 6.88%, 12/15/27
(b)
....... USD 1,277 1,355,542
Bloomin' Brands, Inc., 5.13%, 04/15/29
(b)
... 245 251,125
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................. USD 991 $ 1,097,235
6.38%, 04/01/26 .................. 1,477 1,525,003
4.75%, 12/01/27 .................. 1,104 1,131,699
Boyne USA, Inc.
(b)
:
7.25%, 05/01/25 .................. 300 311,289
4.75%, 05/15/29 .................. 2,091 2,148,503
Burger King France SAS, 6.00%, 05/01/24 .. EUR 700 854,956
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 .................. USD 13,572 14,429,750
8.13%, 07/01/27 .................. 10,306 11,451,821
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 5,490 5,779,707
Carnival Corp.:
11.50%, 04/01/23
(b)
................ 2,800 3,217,760
10.13%, 02/01/26 ................. EUR 604 848,581
10.50%, 02/01/26
(b)
................ USD 771 908,739
7.63%, 03/01/26 .................. EUR 636 846,653
7.63%, 03/01/26
(b)
................. USD 245 268,275
5.75%, 03/01/27
(b)
................. 10,165 10,717,773
9.88%, 08/01/27
(b)
................. 2,166 2,545,050
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 1,275 1,332,375
CEC Entertainment LLC, 6.75%, 05/01/26
(b)
.. 249 246,821
Cedar Fair LP
(b)
:
5.50%, 05/01/25 .................. 5,328 5,581,719
6.50%, 10/01/28 .................. 435 468,169
Champion Path Holdings Ltd.:
4.50%, 01/27/26 .................. 4,832 5,055,480
4.85%, 01/27/28 .................. 4,811 5,052,452
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 6,993 7,259,189
4.75%, 01/15/28 .................. 3,864 3,970,260
Cirsa Finance International SARL:
7.88%, 12/20/23
(b)
................. 1,417 1,441,798
4.75%, 05/22/25 .................. EUR 1,133 1,324,690
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(d)
................ 736 940,180
4.50%, 11/01/23
(a)(b) (e)(l )
.............. USD 500 346,151
10.75%, (10.75% Cash or 10.75% PIK),
11/01/23
(a)(e ) (j ) (l )
.................. EUR 596 483,247
CPUK Finance Ltd.:
4.25%, 08/28/22 .................. GBP 156 217,450
4.88%, 08/28/25 .................. 619 865,043
4.50%, 08/28/27 .................. 482 671,045
Diamond Resorts International, Inc., 7.75%,
09/01/23
(b)
..................... USD 300 312,375
Expedia Group, Inc.
(b)
:
3.60%, 12/15/23 .................. 1,510 1,609,160
6.25%, 05/01/25 .................. 308 358,291
2.95%, 03/15/31 .................. 260 258,720
Fortune Star BVI Ltd.:
5.95%, 01/29/23 .................. 630 643,112
6.75%, 07/02/23 .................. 10,490 10,954,182
6.85%, 07/02/24 .................. 1,558 1,649,533
5.95%, 10/19/25 .................. 6,198 6,456,766
5.05%, 01/27/27 .................. 5,930 5,903,315
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
.. 476 511,700
Gamma Bidco SpA, 6.25%, 07/15/25 ...... EUR 839 1,055,198
Genting New York LLC, 3.30%, 02/15/26
(b)
.. USD 632 630,103
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... 5,941 6,015,263
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................. 1,228 1,293,268
5.75%, 05/01/28
(b)
................. 1,614 1,735,050
4.88%, 01/15/30 .................. 3,234 3,448,317
4.00%, 05/01/31
(b)
................. 1,656 1,672,560

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... USD 1,175 $ 1,220,531
InterContinental Hotels Group plc, 3.38%,
10/08/28 ...................... GBP 278 413,790
International Game Technology plc:
3.50%, 07/15/24 .................. EUR 700 871,830
6.50%, 02/15/25
(b)
................. USD 1,000 1,107,500
4.13%, 04/15/26
(b)
................. 205 211,234
3.50%, 06/15/26 .................. EUR 800 985,883
5.25%, 01/15/29
(b)
................. USD 310 328,717
IRB Holding Corp., 7.00%, 06/15/25
(b)
..... 490 527,338
Jacobs Entertainment, Inc., 7.88%, 02/01/24
(b)
40 41,700
KFC Holding Co., 4.75%, 06/01/27
(b)
...... 525 551,906
Life Time, Inc.
(b)
:
5.75%, 01/15/26 .................. 2,588 2,672,110
8.00%, 04/15/26 .................. 1,592 1,672,141
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(b)
................. 620 657,975
6.50%, 09/15/26 .................. 248 259,160
4.75%, 01/15/28 .................. 325 329,592
McDonald's Corp.:
1.45%, 09/01/25 .................. 75 76,258
4.88%, 12/09/45 .................. 320 395,198
Melco Resorts Finance Ltd.:
5.25%, 04/26/26 .................. 9,061 9,450,623
5.63%, 07/17/27 .................. 630 666,737
5.38%, 12/04/29 .................. 431 456,644
5.38%, 12/04/29
(b)
................. 400 423,800
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
600 633,000
MGM China Holdings Ltd.:
5.25%, 06/18/25 .................. 4,566 4,768,045
5.88%, 05/15/26 .................. 3,334 3,511,744
MGM Resorts International:
7.75%, 03/15/22 .................. 4,734 4,975,008
6.00%, 03/15/23 .................. 5,798 6,203,860
5.75%, 06/15/25 .................. 261 287,426
4.63%, 09/01/26 .................. 261 274,703
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 2,327 2,326,279
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................. 701 824,691
5.88%, 03/15/26 .................. 2,065 2,157,925
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 2,350 2,475,302
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 1,923 2,045,111
Powdr Corp., 6.00%, 08/01/25
(b)
......... 1,605 1,689,263
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................. 935 1,073,380
9.13%, 06/15/23 .................. 1,114 1,229,811
11.50%, 06/01/25 ................. 4,370 5,062,383
5.50%, 04/01/28 .................. 4,211 4,416,076
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 .................. 1,982 2,167,674
5.00%, 10/15/25 .................. 2,379 2,456,317
8.25%, 03/15/26 .................. 3,658 3,941,495
7.00%, 05/15/28 .................. 1,055 1,134,125
7.25%, 11/15/29 .................. 475 522,462
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
..................... 979 1,063,018
Silversea Cruise Finance Ltd., 7.25%,
02/01/25
(b)
..................... 500 517,450
Sisal Group SpA, 7.00%, 07/31/23 ....... EUR 935 1,139,612
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 7,035 7,600,403
Stars Group Holdings BV, 7.00%, 07/15/26
(b)
. 500 522,500
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 .................. GBP 611 $ 879,431
8.25%, 07/31/25 .................. 400 583,593
Studio City Finance Ltd., 6.00%, 07/15/25 ... USD 1,000 1,055,500
Travel + Leisure Co.:
6.63%, 07/31/26
(b)
................. 1,041 1,193,246
6.00%, 04/01/27
(d)
................. 500 558,750
4.63%, 03/01/30
(b)
................. 134 139,360
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 954 1,012,432
Viking Cruises Ltd., 7.00%, 02/15/29
(b)
..... 336 348,180
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 1,021 1,037,591
VOC Escrow Ltd., 5.00%, 02/15/28
(b)
...... 600 612,000
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 834 860,855
Wynn Las Vegas LLC
(b)
:
4.25%, 05/30/23 .................. 300 307,875
5.50%, 03/01/25 .................. 750 800,625
5.25%, 05/15/27 .................. 2,243 2,369,169
Wynn Macau Ltd.:
4.88%, 10/01/24 .................. 630 638,505
5.50%, 01/15/26 .................. 6,674 6,982,672
5.50%, 10/01/27 .................. 2,279 2,379,134
5.63%, 08/26/28
(b)
................. 435 456,206
5.13%, 12/15/29
(b)
................. 650 666,047
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 .................. 1,605 1,733,400
5.13%, 10/01/29 .................. 5,543 5,729,688
Yum! Brands, Inc.:
7.75%, 04/01/25
(b)
................. 2,131 2,328,118
4.75%, 01/15/30
(b)
................. 3,298 3,528,860
5.35%, 11/01/43 .................. 48 49,680
272,404,045
Household Durables — 0.2%
Beazer Homes USA, Inc.:
5.88%, 10/15/27 .................. 750 791,250
7.25%, 10/15/29 .................. 768 852,480
Brookfield Residential Properties, Inc.
(b)
:
6.25%, 09/15/27 .................. 300 318,000
4.88%, 02/15/30 .................. 2,761 2,757,549
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,994,338
Century Communities, Inc.:
5.88%, 07/15/25 .................. 500 517,500
6.75%, 06/01/27 .................. 100 107,603
Empire Communities Corp., 7.00%, 12/15/25
(b)
280 299,600
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 2,464 2,661,120
KB Home:
6.88%, 06/15/27 .................. 650 767,000
4.80%, 11/15/29 .................. 150 161,625
Lennar Corp., 4.75%, 05/30/25 ......... 2 2,249
M/I Homes, Inc., 4.95%, 02/01/28 ........ 1,435 1,508,974
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 .................. 520 544,700
4.63%, 03/01/30 .................. 1,686 1,702,860
MDC Holdings, Inc., 6.00%, 01/15/43 ...... 250 323,597
Meritage Homes Corp., 5.13%, 06/06/27 .... 745 834,400
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
955 1,003,581
Newell Brands, Inc.:
4.88%, 06/01/25 .................. 174 192,270
4.70%, 04/01/26
(d)
................. 500 557,500
5.87%, 04/01/36
(d)
................. 200 248,440
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
2,604 2,770,005
Shea Homes LP
(b)
:
4.75%, 02/15/28 .................. 1,085 1,103,987

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Household Durables (continued)
4.75%, 04/01/29 .................. USD 280 $ 282,926
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 .................. 300 340,500
5.75%, 01/15/28 .................. 225 253,969
5.13%, 08/01/30 .................. 61 67,189
Tempur Sealy International, Inc.:
5.50%, 06/15/26 .................. 500 515,220
4.00%, 04/15/29
(b)
................. 3,933 3,983,460
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 80 88,000
TopBuild Corp., 3.63%, 03/15/29
(b)
....... 420 415,800
TRI Pointe Group, Inc., 5.88%, 06/15/24 .... 1,665 1,851,064
Tri Pointe Homes, Inc.:
5.25%, 06/01/27 .................. 2,050 2,203,750
5.70%, 06/15/28 .................. 493 547,358
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
..................... 2,288 2,376,660
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 1,858 1,895,476
37,842,000
Household Products — 0.1%
Central Garden & Pet Co.:
4.13%, 10/15/30 .................. 1,343 1,385,264
4.13%, 04/30/31
(b)
................. 1,491 1,483,545
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 .................. 1,259 1,287,328
4.38%, 03/31/29 .................. 108 107,190
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
..................... 1,630 1,596,891
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
..................... 1,946 1,963,027
Spectrum Brands, Inc.
(b)
:
5.00%, 10/01/29 .................. 340 359,550
5.50%, 07/15/30 .................. 946 1,020,497
3.88%, 03/15/31 .................. 912 893,760
10,097,052
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
AES Corp. (The):
1.38%, 01/15/26 .................. 1,345 1,322,852
2.45%, 01/15/31 .................. 860 831,039
Calpine Corp.:
5.25%, 06/01/26 .................. 3,588 3,683,262
4.50%, 02/15/28 .................. 5,527 5,586,139
5.13%, 03/15/28 .................. 10,682 10,856,330
4.63%, 02/01/29 .................. 669 658,965
5.00%, 02/01/31 .................. 2,597 2,558,045
3.75%, 03/01/31 .................. 207 197,654
Clearway Energy Operating LLC, 4.75%,
03/15/28 ...................... 2,731 2,859,739
InterGen NV, 7.00%, 06/30/23 .......... 500 482,500
Talen Energy Supply LLC:
10.50%, 01/15/26 ................. 440 404,404
7.25%, 05/15/27 .................. 150 154,125
6.63%, 01/15/28 .................. 680 683,400
30,278,454
Industrial Conglomerates — 0.0%
Alfa SAB de CV:
6.88%, 03/25/44 .................. 774 980,000
6.88%, 03/25/44
(b)
................. 1,506 1,906,822
General Electric Co.:
5.88%, 01/14/38 .................. 220 287,919
6.88%, 01/10/39 .................. 225 323,559
4.13%, 10/09/42 .................. 1,020 1,119,802
4.35%, 05/01/50 .................. 1,080 1,202,490
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
Roper Technologies, Inc.:
3.65%, 09/15/23 .................. USD 350 $ 374,068
1.00%, 09/15/25 .................. 355 352,071
1.75%, 02/15/31 .................. 205 191,935
6,738,666
Insurance — 0.6%
Achmea BV, (EURIBOR Swap Rate 5 Year +
4.78%), 4.62%
(a)(k)
................ EUR 300 391,116
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 .................. USD 9,546 9,665,325
6.75%, 10/15/27 .................. 12,596 13,225,800
Allianz SE, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.50%
(a)(b)(k)
.................... 26,200 26,887,750
American International Group, Inc.:
4.50%, 07/16/44 .................. 1,005 1,155,611
4.80%, 07/10/45 .................. 355 426,529
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
.... 629 667,526
Aon Corp., 3.75%, 05/02/29 ........... 550 611,750
Aon plc, 4.60%, 06/14/44 ............. 365 443,215
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.70% PIK), 01/15/27
(b)(j)
.......... 532 557,302
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(k)
....... 4,260 4,580,950
Assicurazioni Generali SpA, (EURIBOR 3
Month + 5.35%), 5.50%, 10/27/47
(a)
..... EUR 3,170 4,673,401
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
... USD 2,020 2,047,735
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
1,461 1,483,207
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(k)
..................... 760 744,800
Galaxy Bidco Ltd., 6.50%, 07/31/26 ....... GBP 1,267 1,852,591
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. USD 2,482 2,643,330
Heungkuk Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.47%), 4.48%
(a)(k)
........... 1,721 1,741,760
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 1,436 1,532,499
Hub International Ltd., 7.00%, 05/01/26
(b)
... 8,054 8,344,508
KDB Life Insurance Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.66%), 7.50%
(a)(k)
............... 2,400 2,412,450
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(k)
................ GBP 2,875 4,392,386
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.62%, 05/23/59
(a)
..... EUR 300 369,688
Marsh & McLennan Cos., Inc., 4.38%, 03/15/29 USD 1,175 1,360,410
NFP Corp., 6.88%, 08/15/28
(b)
.......... 9,089 9,532,089
Prudential Financial, Inc., 4.35%, 02/25/50 .. 425 504,702
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)
.... 677 741,937
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)
..................... EUR 700 904,623
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
.......... USD 775 891,421
Travelers Cos., Inc. (The), 2.55%, 04/27/50 .. 160 146,437
Union Life Insurance Co. Ltd., 3.00%, 09/19/21 708 669,281
Unipol Gruppo SpA, 3.25%, 09/23/30 ...... EUR 950 1,208,039
106,810,168
Interactive Media & Services — 0.1%
Alphabet, Inc.:
1.90%, 08/15/40 .................. USD 730 643,664
2.05%, 08/15/50 .................. 435 364,883

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
..................... USD 5,670 $ 5,788,390
Tencent Holdings Ltd., 3.84%, 04/22/51
(b)
... 460 464,549
TripAdvisor, Inc., 7.00%, 07/15/25
(b)
....... 125 135,000
Twitter, Inc., 3.88%, 12/15/27
(b)
.......... 2,231 2,348,128
9,744,614
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 . 1,220 1,144,603
Amazon.com, Inc.:
3.15%, 08/22/27 .................. 1,525 1,679,089
3.88%, 08/22/37 .................. 1,075 1,239,722
2.50%, 06/03/50 .................. 360 323,563
2.70%, 06/03/60 .................. 180 161,983
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 3,907 3,882,581
Go Daddy Operating Co. LLC
(b)
:
5.25%, 12/01/27 .................. 1,328 1,389,420
3.50%, 03/01/29 .................. 960 934,867
GrubHub Holdings, Inc., 5.50%, 07/01/27
(b)
.. 275 289,124
HSE Finance SARL, 5.63%, 10/15/26 ..... EUR 401 491,744
Match Group Holdings II LLC
(b)
:
5.00%, 12/15/27 .................. USD 300 315,750
4.63%, 06/01/28 .................. 2,599 2,683,468
5.63%, 02/15/29 .................. 1,965 2,122,200
4.13%, 08/01/30 .................. 2,523 2,532,461
MercadoLibre, Inc., 2.38%, 01/14/26 ...... 11 10,927
QVC, Inc.:
4.38%, 03/15/23 .................. 200 211,250
4.85%, 04/01/24 .................. 200 216,750
4.45%, 02/15/25 .................. 1,000 1,062,500
4.75%, 02/15/27 .................. 1,500 1,582,500
4.38%, 09/01/28 .................. 345 353,118
5.95%, 03/15/43 .................. 200 199,000
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(k)
............... EUR 925 1,134,323
Very Group Funding plc (The), 7.75%, 11/15/22 GBP 300 419,681
24,380,624
IT Services — 0.4%
21Vianet Group, Inc., 7.88%, 10/15/21 ..... USD 5,755 5,804,637
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
. 1,096 1,115,180
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 .................. 1,306 1,301,102
6.13%, 12/01/28 .................. 358 366,950
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
...... 544 552,160
Banff Merger Sub, Inc.:
8.38%, 09/01/26 .................. EUR 720 912,140
9.75%, 09/01/26
(b)
................. USD 10,402 11,065,128
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
2,787 2,724,293
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
. 3,231 3,222,923
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 .................. 1,468 1,447,815
5.63%, 09/15/28 .................. 1,358 1,391,950
Centurion Bidco SpA, 5.88%, 09/30/26 ..... EUR 785 987,651
Cogent Communications Group, Inc., 5.38%,
03/01/22
(b)
..................... USD 210 215,512
Endure Digital, Inc., 6.00%, 02/15/29
(b)
..... 1,380 1,321,350
Fidelity National Information Services, Inc.,
3.10%, 03/01/41 ................. 365 361,913
Fiserv, Inc.:
3.50%, 07/01/29 .................. 10 10,838
2.65%, 06/01/30 .................. 755 768,593
4.40%, 07/01/49 .................. 225 262,389
Gartner, Inc.
(b)
:
4.50%, 07/01/28 .................. 4,484 4,713,895
3.75%, 10/01/30 .................. 4,007 4,017,017
Security
Par (000)
Par (000) Value
IT Services (continued)
Global Payments, Inc.:
1.20%, 03/01/26 .................. USD 955 $ 944,701
3.20%, 08/15/29 .................. 1,300 1,370,665
4.15%, 08/15/49 .................. 475 527,560
International Business Machines Corp.:
4.15%, 05/15/39 .................. 600 694,291
4.00%, 06/20/42 .................. 25 28,516
4.25%, 05/15/49 .................. 1,140 1,337,217
Mastercard, Inc.:
1.90%, 03/15/31 .................. 230 228,369
3.85%, 03/26/50 .................. 260 297,530
Nexi SpA, 0.00%, 02/24/28
(i)(m)
.......... EUR 1,100 1,278,107
Northwest Fiber LLC, 6.00%, 02/15/28
(b)
.... USD 1,782 1,781,911
PayPal Holdings, Inc.:
1.65%, 06/01/25 .................. 455 467,621
3.25%, 06/01/50 .................. 805 811,292
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 295 303,850
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 .................. 1,215 1,286,381
6.75%, 06/01/25 .................. 6,593 6,714,707
Twilio, Inc., 3.88%, 03/15/31 ........... 972 997,515
Unisys Corp., 6.88%, 11/01/27
(b)
......... 2,425 2,661,437
United Group BV:
4.88%, 07/01/24 .................. EUR 866 1,055,745
4.00%, 11/15/27 .................. 1,411 1,679,411
VeriSign, Inc., 4.75%, 07/15/27 ......... USD 1,690 1,799,580
68,829,842
Leisure Products — 0.0%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................. 676 710,138
5.88%, 12/15/27
(b)
................. 4,409 4,844,389
3.75%, 04/01/29
(b)
................. 783 802,434
6.20%, 10/01/40 .................. 560 680,400
5.45%, 11/01/41 .................. 888 1,012,595
8,049,956
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 .................. 1,754 1,826,481
3.75%, 03/15/29 .................. 347 353,073
4.00%, 03/15/31 .................. 747 769,410
Syneos Health, Inc., 3.63%, 01/15/29 ..... 4,157 4,063,467
7,012,431
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
.. 360 381,600
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
..................... 1,189 1,197,918
Colfax Corp., 6.38%, 02/15/26
(b)
......... 1,853 1,964,180
Deere & Co., 3.75%, 04/15/50 .......... 325 370,547
EnPro Industries, Inc., 5.75%, 10/15/26 .... 559 591,143
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 4,018 4,131,067
Grinding Media, Inc., 7.38%, 12/15/23
(b)
.... 3,167 3,221,472
Hillenbrand, Inc., 3.75%, 03/01/31 ........ 400 396,500
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
.......... 2,313 2,521,170
Meritor, Inc., 4.50%, 12/15/28
(b)
......... 867 877,838
Mueller Water Products, Inc., 5.50%, 06/15/26
(b)
465 480,455
Navistar International Corp.
(b)
:
9.50%, 05/01/25 .................. 975 1,057,875
6.63%, 11/01/25 .................. 2,525 2,613,375
Novafives SAS, 5.00%, 06/15/25 ........ EUR 787 868,339
Otis Worldwide Corp.:
3.11%, 02/15/40 .................. USD 253 254,852
3.36%, 02/15/50 .................. 10 10,158
Platin 1426 GmbH, 5.38%, 06/15/23 ...... EUR 788 955,663

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Machinery (continued)
RBS Global, Inc., 4.88%, 12/15/25
(b)
...... USD 3,580 $ 3,659,798
Renk AG, 5.75%, 07/15/25 ............ EUR 503 632,277
Sofima Holding SpA:
3.75%, 01/15/28 .................. 677 817,218
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
.................... 585 705,947
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. USD 818 879,350
Terex Corp., 5.00%, 05/15/29
(b)
......... 4,303 4,475,120
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 4,187 4,349,246
Titan International, Inc., 7.00%, 04/30/28
(b)
.. 1,114 1,147,531
TK Elevator Midco GmbH, 4.38%, 07/15/27 .. EUR 748 944,265
Vertical Holdco GmbH:
6.63%, 07/15/28 .................. 700 902,986
7.63%, 07/15/28
(b)
................. USD 2,946 3,211,140
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
.. 6,365 6,663,391
50,282,421
Marine — 0.0%
CMA CGM SA, 7.50%, 01/15/26 ......... EUR 1,100 1,458,047
Danaos Corp., 8.50%, 03/01/28
(b)
........ USD 1,844 1,968,479
3,426,526
Media — 1.4%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 2,253 2,382,548
Altice Financing SA:
2.25%, 01/15/25 .................. EUR 1,003 1,180,232
7.50%, 05/15/26
(b)
................. USD 10,221 10,619,108
3.00%, 01/15/28 .................. EUR 776 899,127
5.00%, 01/15/28
(b)
................. USD 6,698 6,605,902
AMC Networks, Inc.:
5.00%, 04/01/24 .................. 266 269,591
4.75%, 08/01/25 .................. 1,561 1,607,830
4.25%, 02/15/29 .................. 940 928,250
Beasley Mezzanine Holdings LLC, 8.63%,
02/01/26
(b)
..................... 1,510 1,532,650
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,221 1,242,368
Cable One, Inc., 4.00%, 11/15/30
(b)
....... 1,201 1,182,985
Charter Communications Operating LLC:
4.46%, 07/23/22 .................. 2,670 2,777,789
4.50%, 02/01/24 .................. 655 715,939
4.91%, 07/23/25 .................. 2,670 3,036,386
6.38%, 10/23/35 .................. 810 1,056,170
6.48%, 10/23/45 .................. 1,840 2,434,014
5.13%, 07/01/49 .................. 875 1,000,738
3.85%, 04/01/61 .................. 455 417,568
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 2,352 2,457,840
Clear Channel Outdoor Holdings, Inc., 7.75%,
04/15/28
(b)
..................... 3,715 3,824,815
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 .................. 2,295 2,395,406
5.13%, 08/15/27
(b)
................. 12,818 13,010,270
Comcast Corp.:
3.95%, 10/15/25 .................. 265 297,558
3.15%, 03/01/26 .................. 2,725 2,974,372
4.15%, 10/15/28 .................. 1,632 1,877,376
2.65%, 02/01/30 .................. 225 231,929
4.60%, 10/15/38 .................. 2,050 2,492,842
3.75%, 04/01/40 .................. 1,000 1,103,235
2.80%, 01/15/51 .................. 1,705 1,575,082
4.95%, 10/15/58 .................. 550 733,700
CSC Holdings LLC:
5.88%, 09/15/22 .................. 450 472,680
5.25%, 06/01/24 .................. 4,991 5,402,757
5.50%, 05/15/26
(b)
................. 850 874,140
Security
Par (000)
Par (000) Value
Media (continued)
5.50%, 04/15/27
(b)
................. USD 970 $ 1,017,112
5.38%, 02/01/28
(b)
................. 4,003 4,212,717
6.50%, 02/01/29
(b)
................. 3,885 4,292,925
5.75%, 01/15/30
(b)
................. 2,705 2,875,753
4.13%, 12/01/30
(b)
................. 3,261 3,244,695
4.63%, 12/01/30
(b)
................. 12,012 11,741,730
3.38%, 02/15/31
(b)
................. 980 918,015
4.50%, 11/15/31
(b)
................. 3,572 3,572,000
5.00%, 11/15/31
(b)
................. 1,995 1,998,741
Cumulus Media New Holdings, Inc., 6.75%,
07/01/26
(b)
..................... 200 205,000
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
2,921 2,132,330
DISH DBS Corp.:
5.88%, 07/15/22 .................. 12,324 12,903,228
5.00%, 03/15/23 .................. 230 240,723
5.88%, 11/15/24 .................. 1,300 1,406,418
7.75%, 07/01/26 .................. 8,793 10,133,932
7.38%, 07/01/28 .................. 895 966,533
Entercom Media Corp.:
6.50%, 05/01/27
(b)
................. 508 520,700
6.75%, 03/31/29 .................. 365 375,950
Fox Corp.:
3.67%, 01/25/22 .................. 65 66,570
3.05%, 04/07/25 .................. 575 614,456
GCI LLC, 4.75%, 10/15/28
(b)
........... 1,233 1,269,990
Gray Television, Inc., 7.00%, 05/15/27
(b)
.... 505 551,081
Grupo Televisa SAB, 5.25%, 05/24/49 ..... 700 840,788
iHeartCommunications, Inc.:
8.38%, 05/01/27 .................. 239 256,447
5.25%, 08/15/27
(b)
................. 214 221,490
4.75%, 01/15/28
(b)
................. 175 180,250
Interpublic Group of Cos., Inc. (The):
3.75%, 10/01/21 .................. 300 304,240
3.38%, 03/01/41 .................. 370 370,012
5.40%, 10/01/48 .................. 200 253,819
Lamar Media Corp., 4.00%, 02/15/30 ...... 958 967,580
LCPR Senior Secured Financing DAC
(b)
:
6.75%, 10/15/27 .................. 3,513 3,776,475
5.13%, 07/15/29 .................. 3,016 3,094,235
Liberty Interactive LLC:
8.50%, 07/15/29 .................. 500 572,500
8.25%, 02/01/30 .................. 400 461,134
MDC Partners, Inc., 7.50%, 05/01/24
(b)(d)
.... 1,010 1,027,594
Meredith Corp., 6.88%, 02/01/26 ........ 613 629,091
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 554 578,598
News Corp., 3.88%, 05/15/29
(b)
......... 2,327 2,372,865
Nexstar Broadcasting, Inc., 5.63%, 07/15/27
(b)
700 739,375
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 .................. 3,344 3,448,500
4.25%, 01/15/29 .................. 919 913,036
Quebecor Media, Inc., 5.75%, 01/15/23 .... 3,380 3,612,375
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 .................. 4,866 4,951,155
6.50%, 09/15/28 .................. 10,878 11,324,651
Scripps Escrow II, Inc.
(b)
:
3.88%, 01/15/29 .................. 368 365,729
5.38%, 01/15/31 .................. 1,284 1,301,655
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... 3,924 3,825,900
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 .................. 1,890 1,979,203
5.50%, 07/01/29 .................. 6,369 6,882,501
4.13%, 07/01/30 .................. 1,738 1,738,000
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 631 801,906

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Summer BC Holdco B SARL, 5.75%, 10/31/26 EUR 1,919 $ 2,396,214
Summer BidCo BV
(j)
:
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ..................... 338 414,434
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
.................... 754 924,687
TEGNA, Inc.:
5.50%, 09/15/24
(b)
................. USD 73 74,511
4.75%, 03/15/26
(b)
................. 585 622,147
4.63%, 03/15/28 .................. 750 765,938
5.00%, 09/15/29 .................. 3,350 3,475,625
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ 3,600 3,812,400
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 3,637 3,950,691
Time Warner Cable LLC, 4.00%, 09/01/21 ... 850 852,338
Townsquare Media, Inc., 6.88%, 02/01/26
(b)
.. 844 879,870
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 .................. 4,563 4,637,149
6.63%, 06/01/27 .................. 2,338 2,533,807
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
. 3,428 3,416,276
UPC Holding BV:
5.50%, 01/15/28
(b)
................. 400 415,500
3.88%, 06/15/29 .................. EUR 700 853,391
UPCB Finance VII Ltd., 3.63%, 06/15/29 .... 1,756 2,164,901
Urban One, Inc., 7.38%, 02/01/28
(b)
....... USD 75 77,625
ViacomCBS, Inc.:
4.38%, 03/15/43 .................. 592 640,919
5.85%, 09/01/43 .................. 229 293,008
4.95%, 05/19/50 .................. 77 90,013
(LIBOR USD 3 Month + 3.90%), 5.87%,
02/28/57
(a)
.................... 450 460,688
(LIBOR USD 3 Month + 3.90%), 6.25%,
02/28/57
(a)
.................... 450 504,536
Videotron Ltd.:
5.00%, 07/15/22 .................. 450 469,125
5.38%, 06/15/24
(b)
................. 400 440,120
5.13%, 04/15/27
(b)
................. 569 601,006
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................. GBP 567 802,632
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 5,105 5,167,587
Ziggo Bond Co. BV
(b)
:
6.00%, 01/15/27 .................. 783 818,235
5.13%, 02/28/30 .................. 2,365 2,422,233
Ziggo BV:
4.25%, 01/15/27 .................. EUR 296 370,081
5.50%, 01/15/27
(b)
................. USD 4,992 5,192,079
4.88%, 01/15/30
(b)
................. 2,956 3,037,940
256,242,606
Metals & Mining — 0.8%
ABJA Investment Co. Pte. Ltd.:
5.95%, 07/31/24 .................. 6,909 7,484,606
5.45%, 01/24/28 .................. 630 652,201
Alcoa Nederland Holding BV, 7.00%, 09/30/26
(b)
450 473,625
Allegheny Technologies, Inc.:
7.88%, 08/15/23
(d)
................. 2,253 2,452,954
5.88%, 12/01/27 .................. 25 26,406
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 1,245 1,291,563
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 1,540 1,497,650
ArcelorMittal SA:
3.60%, 07/16/24 .................. 600 639,172
4.55%, 03/11/26 .................. 1,950 2,165,039
Arconic Corp.
(b)
:
6.00%, 05/15/25 .................. 1,922 2,051,735
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
6.13%, 02/15/28 .................. USD 3,290 $ 3,495,625
Barrick North America Finance LLC, 5.75%,
05/01/43 ...................... 30 40,139
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 286 377,918
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 10,502 11,342,160
Cleveland-Cliffs, Inc.
(b)
:
9.88%, 10/17/25 .................. 1,322 1,551,698
4.63%, 03/01/29 .................. 200 203,750
Commercial Metals Co., 5.38%, 07/15/27 ... 104 110,240
Constellium SE
(b)
:
5.75%, 05/15/24 .................. 695 699,316
5.88%, 02/15/26 .................. 7,037 7,248,110
5.63%, 06/15/28 .................. 1,468 1,556,080
3.75%, 04/15/29 .................. 5,396 5,281,335
FMG Resources August 2006 Pty. Ltd.
(b)
:
5.13%, 05/15/24 .................. 545 594,702
4.50%, 09/15/27 .................. 595 646,259
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 .................. 3,038 3,239,267
5.45%, 03/15/43 .................. 7,241 8,840,899
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 3,085 3,021,950
Glencore Funding LLC, 0.00%, 03/27/25
(i)(m)
.. 800 782,552
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
..................... 4,309 4,688,192
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
..................... 1,835 1,885,463
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 2,368 2,616,522
JSW Steel Ltd.:
5.95%, 04/18/24 .................. 630 673,628
5.38%, 04/04/25 .................. 4,173 4,416,338
Kaiser Aluminum Corp.
(b)
:
6.50%, 05/01/25 .................. 1,512 1,602,720
4.63%, 03/01/28 .................. 244 250,710
KME SE, 6.75%, 02/01/23 ............ EUR 300 287,097
Mineral Resources Ltd., 8.13%, 05/01/27
(b)
.. USD 615 681,162
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 4,149 4,501,665
Newmont Corp.:
3.70%, 03/15/23 .................. 220 230,863
2.80%, 10/01/29 .................. 235 242,722
5.45%, 06/09/44 .................. 300 396,309
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 3,557 3,773,977
Novelis Corp.
(b)
:
5.88%, 09/30/26 .................. 3,432 3,580,228
4.75%, 01/30/30 .................. 6,768 7,038,720
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 . EUR 595 735,239
Nucor Corp.:
2.00%, 06/01/25 .................. USD 205 212,122
2.98%, 12/15/55
(b)
................. 75 69,122
Periama Holdings LLC, 5.95%, 04/19/26 .... 4,824 5,141,178
Southern Copper Corp., 5.88%, 04/23/45 ... 150 196,809
Steel Dynamics, Inc.:
2.40%, 06/15/25 .................. 95 99,385
1.65%, 10/15/27 .................. 535 528,038
3.25%, 10/15/50 .................. 210 200,620
SunCoke Energy Partners LP, 7.50%,
06/15/25
(b)
..................... 350 364,532
Taseko Mines Ltd., 7.00%, 02/15/26
(b)
..... 2,495 2,594,800
thyssenkrupp AG:
1.88%, 03/06/23 .................. EUR 637 766,598
2.88%, 02/22/24 .................. 2,862 3,509,271
2.50%, 02/25/25 .................. 100 122,930
TMS International Corp., 6.25%, 04/15/29
(b)
.. USD 816 848,640
United States Steel Corp.:
6.25%, 03/15/26 .................. 108 110,276

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
6.88%, 03/01/29 .................. USD 2,065 $ 2,155,344
Vale Overseas Ltd.:
6.25%, 08/10/26 .................. 367 438,404
3.75%, 07/08/30 .................. 2,790 2,922,874
Vedanta Resources Finance II plc:
8.00%, 04/23/23 .................. 6,094 5,857,095
13.88%, 01/21/24 ................. 2,425 2,659,619
8.95%, 03/11/25
(b)
................. 900 887,400
Vedanta Resources Ltd.,
7.13%, 05/31/23 .................. 6,730 6,337,978
141,391,541
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
New Residential Investment Corp., 6.25%,
10/15/25
(b)
..................... 100 101,512
Starwood Property Trust, Inc.:
5.00%, 12/15/21 .................. 1,943 1,961,459
5.50%, 11/01/23
(b)
................. 217 227,850
4.75%, 03/15/25 .................. 550 572,704
2,863,525
Multiline Retail — 0.1%
Future Retail Ltd., 5.60%, 01/22/25 ....... 285 227,341
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23
(b)
..................... 630 638,190
Macy's Retail Holdings LLC, 5.88%, 04/01/29
(b)
170 174,454
Macy's, Inc., 8.38%, 06/15/25
(b)
......... 3,931 4,336,797
Marks & Spencer plc, 4.50%, 07/10/27
(d)
.... GBP 1,200 1,764,740
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
... USD 3,038 3,107,509
10,249,031
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co., 3.75%,
11/15/23 ...................... 825 887,235
CenterPoint Energy, Inc., 3.60%, 11/01/21 ... 465 472,534
Consumers Energy Co., 3.25%, 08/15/46 ... 875 900,293
Dominion Energy, Inc.:
2.72%, 08/15/21
(d)
................. 365 367,377
Series B, 2.75%, 09/15/22 ........... 1,210 1,241,371
3.90%, 10/01/25 .................. 1,120 1,239,713
DTE Energy Co.:
Series B, 2.60%, 06/15/22 ........... 180 184,064
2.25%, 11/01/22 .................. 200 205,408
NiSource, Inc.:
3.60%, 05/01/30 .................. 400 436,863
3.95%, 03/30/48 .................. 550 598,179
Sempra Energy:
3.40%, 02/01/28 .................. 1,075 1,165,428
3.80%, 02/01/38 .................. 1,025 1,126,009
8,824,474
Oil, Gas & Consumable Fuels — 3.3%
Adani Green Energy UP Ltd., 6.25%, 12/10/24 1,600 1,764,800
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 3,781 4,019,468
Antero Midstream Partners LP:
5.38%, 09/15/24 .................. 450 457,313
7.88%, 05/15/26
(b)
................. 3,355 3,656,950
5.75%, 03/01/27
(b)
................. 1,211 1,224,624
5.75%, 01/15/28
(b)
................. 732 745,915
Antero Resources Corp.:
5.63%, 06/01/23 .................. 300 301,125
5.00%, 03/01/25 .................. 200 203,000
8.38%, 07/15/26
(b)
................. 856 961,185
7.63%, 02/01/29
(b)
................. 3,196 3,465,902
Apache Corp.:
4.63%, 11/15/25 .................. 305 322,156
4.88%, 11/15/27 .................. 1,279 1,349,984
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.38%, 10/15/28 .................. USD 1,098 $ 1,119,927
4.25%, 01/15/30 .................. 1,287 1,291,582
5.10%, 09/01/40 .................. 2,537 2,600,742
5.25%, 02/01/42 .................. 599 620,145
4.75%, 04/15/43 .................. 4,198 4,168,614
4.25%, 01/15/44 .................. 767 713,310
5.35%, 07/01/49 .................. 736 736,000
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 .................. 1,810 2,348,475
8.25%, 12/31/28 .................. 1,004 1,077,809
Azure Power Solar Energy Pvt Ltd., 5.65%,
12/24/24 ...................... 630 667,131
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(b)
. 180 180,187
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
1,273 1,376,113
BP Capital Markets America, Inc.:
3.19%, 04/06/25 .................. 730 788,826
3.02%, 01/16/27 .................. 582 624,369
3.63%, 04/06/30 .................. 830 914,391
1.75%, 08/10/30 .................. 560 532,085
BP Capital Markets plc:
1.00%, 04/28/23
(i)
................. GBP 600 867,402
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38%
(a)(k)
..................... USD 12,000 12,780,000
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.17%), 4.25%
(a)(k)
.. GBP 500 734,546
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88%
(a)(k)
..................... USD 20,125 21,604,187
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................. 318 325,950
3.95%, 12/01/26 .................. 1,244 1,244,000
4.50%, 03/01/28
(b)
................. 1,095 1,096,369
5.85%, 11/15/43 .................. 1,712 1,685,258
5.60%, 10/15/44 .................. 978 938,880
Callon Petroleum Co., 9.00%, 04/01/25
(b)
... 3,178 3,297,175
Calumet Specialty Products Partners LP:
7.75%, 04/15/23 .................. 500 498,750
9.25%, 07/15/24
(b)
................. 200 220,000
11.00%, 04/15/25
(b)
................ 500 544,775
Cameron LNG LLC, 3.30%, 01/15/35
(b)
..... 565 590,522
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
..................... 844 795,453
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 .................. 995 1,138,832
5.13%, 06/30/27 .................. 1,165 1,343,097
Cheniere Energy Partners LP:
5.63%, 10/01/26 .................. 540 562,950
4.50%, 10/01/29 .................. 2,671 2,787,856
4.00%, 03/01/31
(b)
................. 4,499 4,577,733
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
... 9,791 10,208,586
Chesapeake Energy Corp.
(b)
:
5.50%, 02/01/26 .................. 483 509,565
5.88%, 02/01/29 .................. 1,388 1,495,570
Chevron Corp., 1.55%, 05/11/25 ......... 1,435 1,469,556
Chevron USA, Inc., 4.20%, 10/15/49 ...... 665 768,678
Cimarex Energy Co., 3.90%, 05/15/27 ..... 155 169,491
CITGO Petroleum Corp.
(b)
:
7.00%, 06/15/25 .................. 1,719 1,772,719
6.38%, 06/15/26 .................. 1,785 1,829,803
CNX Resources Corp.
(b)
:
7.25%, 03/14/27 .................. 1,700 1,836,374
6.00%, 01/15/29 .................. 2,184 2,330,983
Colgate Energy Partners III LLC, 7.75%,
02/15/26
(b)
..................... 1,517 1,532,170

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.:
7.50%, 05/15/25
(b)
................. USD 1,671 $ 1,725,851
9.75%, 08/15/26 .................. 380 413,166
6.75%, 03/01/29
(b)
................. 4,297 4,389,385
ConocoPhillips, 3.75%, 10/01/27
(b)
....... 800 890,581
Continental Resources, Inc.:
4.50%, 04/15/23 .................. 374 392,521
4.38%, 01/15/28 .................. 500 543,750
5.75%, 01/15/31
(b)
................. 1,716 1,990,560
4.90%, 06/01/44 .................. 1,607 1,685,783
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
..................... 1,050 1,064,175
Crestwood Midstream Partners LP:
5.75%, 04/01/25 .................. 75 76,969
5.63%, 05/01/27
(b)
................. 2,951 3,002,642
6.00%, 02/01/29
(b)
................. 3,021 3,122,959
CrownRock LP
(b)
:
5.63%, 10/15/25 .................. 9,285 9,609,975
5.00%, 05/01/29 .................. 160 163,800
DCP Midstream Operating LP:
3.88%, 03/15/23 .................. 300 313,500
5.38%, 07/15/25 .................. 645 707,887
6.45%, 11/03/36
(b)
................. 1,578 1,780,016
6.75%, 09/15/37
(b)
................. 5,096 5,885,880
(LIBOR USD 3 Month + 3.85%), 5.85%,
05/21/43
(a)(b)
................... 375 339,375
5.60%, 04/01/44 .................. 350 358,997
Devon Energy Corp.:
5.60%, 07/15/41 .................. 13 15,373
4.75%, 05/15/42 .................. 312 336,694
Diamondback Energy, Inc.:
2.88%, 12/01/24 .................. 1,680 1,780,958
4.75%, 05/31/25 .................. 50 56,206
3.50%, 12/01/29 .................. 1,400 1,465,878
3.13%, 03/24/31 .................. 269 271,694
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(b)
..................... 3,721 4,212,544
Enbridge, Inc.:
4.00%, 10/01/23 .................. 500 535,210
2.50%, 01/15/25 .................. 1,040 1,087,954
3.70%, 07/15/27 .................. 144 157,693
3.13%, 11/15/29 .................. 425 445,945
4.50%, 06/10/44 .................. 30 33,584
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
......... 13,675 14,723,272
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
.................... 4,760 5,160,186
Series 20-A, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.31%), 5.75%, 07/15/80
(a)
......... 8,265 9,114,725
Encino Acquisition Partners Holdings LLC,
8.50%, 05/01/28
(b)
................ 600 587,832
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 .................. 1,564 1,665,660
5.50%, 01/30/26 .................. 4,452 4,610,580
5.75%, 01/30/28 .................. 2,849 3,041,308
Energean Israel Finance Ltd., 4.50%,
03/30/24
(b)
..................... 3,470 3,559,136
Energy Transfer LP:
5.00%, 10/01/22 .................. 300 314,689
5.88%, 01/15/24 .................. 3,740 4,161,355
4.90%, 02/01/24 .................. 245 267,832
5.25%, 04/15/29 .................. 270 309,676
6.50%, 02/01/42 .................. 159 192,749
5.30%, 04/01/44 .................. 1,215 1,285,235
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.15%, 03/15/45 .................. USD 1,250 $ 1,323,360
5.40%, 10/01/47 .................. 2,562 2,784,587
6.25%, 04/15/49 .................. 1,975 2,370,168
EnLink Midstream LLC:
5.63%, 01/15/28
(b)
................. 1,672 1,728,430
5.38%, 06/01/29 .................. 930 930,000
EnLink Midstream Partners LP:
4.40%, 04/01/24 .................. 1,979 2,029,148
4.15%, 06/01/25 .................. 1,283 1,294,072
4.85%, 07/15/26 .................. 2,041 2,061,410
5.60%, 04/01/44 .................. 969 835,763
5.05%, 04/01/45 .................. 66 54,285
5.45%, 06/01/47 .................. 600 505,500
Enterprise Products Operating LLC:
4.45%, 02/15/43 .................. 1,000 1,122,103
4.85%, 03/15/44 .................. 105 122,583
4.80%, 02/01/49 .................. 665 775,175
4.20%, 01/31/50 .................. 930 997,459
EOG Resources, Inc.:
4.38%, 04/15/30 .................. 300 346,409
4.95%, 04/15/50 .................. 70 86,789
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................. 1,589 1,735,982
4.13%, 12/01/26 .................. 178 179,780
6.50%, 07/01/27
(b)
................. 3,017 3,331,474
5.50%, 07/15/28 .................. 730 775,406
4.50%, 01/15/29
(b)
................. 2,005 1,989,963
4.75%, 01/15/31
(b)
................. 3,573 3,536,877
6.50%, 07/15/48 .................. 240 243,516
EQT Corp.:
7.63%, 02/01/25
(d)
................. 475 546,732
3.90%, 10/01/27 .................. 2,054 2,141,480
5.00%, 01/15/29 .................. 175 191,139
8.50%, 02/01/30
(d)
................. 1,486 1,900,222
Genesis Energy LP:
6.50%, 10/01/25 .................. 1,078 1,083,390
8.00%, 01/15/27 .................. 2,706 2,787,775
7.75%, 02/01/28 .................. 840 848,400
Global Partners LP, 6.88%, 01/15/29 ...... 975 1,054,219
GNL Quintero SA, 4.63%, 07/31/29 ....... 7,171 7,835,662
Greenko Dutch BV, 3.85%, 03/29/26 ...... 650 658,734
Greenko Mauritius Ltd., 6.25%, 02/21/23 ... 930 959,062
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 .................. 630 648,112
5.95%, 07/29/26 .................. 8,565 9,190,245
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 2,373 2,556,908
Hess Corp.:
4.30%, 04/01/27 .................. 2,125 2,357,122
5.60%, 02/15/41 .................. 925 1,084,080
5.80%, 04/01/47 .................. 200 243,892
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 .................. 1,418 1,471,175
5.13%, 06/15/28 .................. 981 1,015,335
Hilcorp Energy I LP
(b)
:
5.75%, 10/01/25 .................. 550 556,507
6.25%, 11/01/28 .................. 220 228,353
5.75%, 02/01/29 .................. 1,096 1,115,180
6.00%, 02/01/31 .................. 1,911 1,968,330
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
. 525 542,063
HollyFrontier Corp., 2.63%, 10/01/23 ...... 885 916,263
HPCL-Mittal Energy Ltd.:
5.45%, 10/22/26 .................. 1,760 1,831,280
5.25%, 04/28/27 .................. 700 720,037
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
..................... 2,905 2,912,263

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
India Green Energy Holdings:
5.38%, 04/29/24 .................. USD 1,945 $ 2,027,662
5.38%, 04/29/24
(b)
................. 2,900 3,023,250
Indigo Natural Resources LLC, 5.38%,
02/01/29
(b)
..................... 4,317 4,284,623
Investment Energy Resources Ltd., 6.25%,
04/26/29
(b)
..................... 945 1,005,008
Ithaca Energy North Sea plc, 9.38%, 07/15/24
(b)
625 625,187
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 1,535 1,587,958
Kinder Morgan Energy Partners LP:
5.00%, 10/01/21 .................. 3,000 3,021,781
6.95%, 01/15/38 .................. 286 389,557
6.38%, 03/01/41 .................. 75 97,860
5.40%, 09/01/44 .................. 850 1,015,811
Kinder Morgan, Inc.:
3.15%, 01/15/23 .................. 2,105 2,191,921
5.55%, 06/01/45 .................. 1,175 1,434,239
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 4,016 4,201,004
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
..................... 400 411,620
Marathon Oil Corp., 4.40%, 07/15/27 ...... 965 1,076,499
Marathon Petroleum Corp.:
4.50%, 05/01/23 .................. 2,150 2,303,325
4.75%, 09/15/44 .................. 49 54,936
Matador Resources Co., 5.88%, 09/15/26 ... 8,506 8,484,735
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 .. 2,890 3,136,192
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25 ...................... 3,648 3,859,584
MEG Energy Corp.
(b)
:
6.50%, 01/15/25 .................. 441 455,608
7.13%, 02/01/27 .................. 2,374 2,534,910
5.88%, 02/01/29 .................. 935 958,375
Mongolian Mining Corp., 9.25%, 04/15/24 ... 4,000 3,743,250
MPLX LP:
1.75%, 03/01/26 .................. 1,160 1,167,069
4.25%, 12/01/27 .................. 790 886,687
4.00%, 03/15/28 .................. 425 469,250
Murphy Oil Corp.:
6.88%, 08/15/24 .................. 300 306,750
5.75%, 08/15/25 .................. 1,222 1,249,855
5.88%, 12/01/27 .................. 512 514,560
6.38%, 07/15/28 .................. 868 881,020
6.37%, 12/01/42
(d)
................. 150 140,625
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,768 1,792,752
New Fortress Energy, Inc.
(b)
:
6.75%, 09/15/25 .................. 11,437 11,833,750
6.50%, 09/30/26 .................. 9,844 10,044,128
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
3,163 3,313,243
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 1,007 1,353,003
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
3,818 3,923,835
NuStar Logistics LP:
5.75%, 10/01/25 .................. 752 809,340
6.00%, 06/01/26 .................. 2,522 2,733,217
5.63%, 04/28/27 .................. 600 631,500
6.38%, 10/01/30 .................. 47 51,759
Occidental Petroleum Corp.:
2.70%, 08/15/22 .................. 2,306 2,320,412
2.70%, 02/15/23 .................. 1,648 1,652,120
6.95%, 07/01/24 .................. 431 476,794
2.90%, 08/15/24 .................. 6,386 6,370,035
5.50%, 12/01/25 .................. 1,411 1,516,825
3.40%, 04/15/26 .................. 348 344,151
3.20%, 08/15/26 .................. 114 110,865
3.00%, 02/15/27 .................. 30 28,631
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.50%, 07/15/27 .................. USD 380 $ 462,175
6.38%, 09/01/28 .................. 705 789,600
3.50%, 08/15/29 .................. 1,750 1,671,250
8.88%, 07/15/30 .................. 885 1,137,225
6.63%, 09/01/30 .................. 550 627,000
6.13%, 01/01/31 .................. 1,964 2,184,950
6.45%, 09/15/36 .................. 2,200 2,499,750
4.30%, 08/15/39 .................. 2,678 2,362,585
6.20%, 03/15/40 .................. 3,053 3,243,813
4.50%, 07/15/44 .................. 2,020 1,802,850
4.63%, 06/15/45 .................. 4,189 3,791,045
6.60%, 03/15/46 .................. 450 496,125
4.40%, 04/15/46 .................. 4,378 3,852,640
4.10%, 02/15/47 .................. 482 401,265
4.20%, 03/15/48 .................. 2,022 1,703,960
4.40%, 08/15/49 .................. 1,217 1,052,705
OQ SAOC, 5.13%, 05/06/28
(b)
.......... 1,256 1,269,753
Ovintiv Exploration, Inc.:
5.75%, 01/30/22 .................. 657 677,831
5.63%, 07/01/24 .................. 425 474,056
5.38%, 01/01/26 .................. 2,342 2,623,888
Ovintiv, Inc.:
8.13%, 09/15/30 .................. 25 33,631
7.20%, 11/01/31 .................. 50 65,116
7.38%, 11/01/31 .................. 847 1,118,977
6.50%, 08/15/34 .................. 1,716 2,189,002
6.63%, 08/15/37 .................. 50 63,117
6.50%, 02/01/38 .................. 150 189,744
Par Petroleum LLC, 7.75%, 12/15/25
(b)
..... 300 303,000
Parkland Corp.
(b)
:
5.88%, 07/15/27 .................. 2,224 2,368,115
4.50%, 10/01/29 .................. 2,184 2,229,100
Parsley Energy LLC
(b)
:
5.63%, 10/15/27 .................. 2,327 2,542,247
4.13%, 02/15/28 .................. 3,356 3,523,800
PBF Holding Co. LLC:
9.25%, 05/15/25
(b)
................. 2,976 3,117,360
7.25%, 06/15/25 .................. 500 426,250
PDC Energy, Inc.:
6.13%, 09/15/24 .................. 1,295 1,327,375
6.25%, 12/01/25 .................. 1,742 1,768,130
5.75%, 05/15/26 .................. 3,733 3,881,125
Petrobras Global Finance BV:
4.38%, 05/20/23 .................. 2,579 2,733,418
5.30%, 01/27/25 .................. 13,605 15,070,088
Pioneer Natural Resources Co.:
1.13%, 01/15/26 .................. 310 305,693
2.15%, 01/15/31 .................. 755 713,895
Puma International Financing SA:
5.13%, 10/06/24 .................. 1,375 1,395,195
5.13%, 10/06/24
(b)
................. 350 355,141
5.00%, 01/24/26
(b)
................. 550 552,853
Range Resources Corp.:
5.88%, 07/01/22 .................. 140 141,050
5.00%, 08/15/22 .................. 2,532 2,588,970
5.00%, 03/15/23 .................. 1,226 1,253,585
4.88%, 05/15/25 .................. 922 916,237
9.25%, 02/01/26 .................. 1,471 1,615,276
8.25%, 01/15/29
(b)
................. 1,053 1,142,263
Rattler Midstream LP, 5.63%, 07/15/25
(b)
.... 1,464 1,542,690
ReNew Power Ltd., 6.45%, 09/27/22 ...... 3,330 3,447,174
ReNew Power Pvt Ltd., 5.88%, 03/05/27 .... 4,485 4,735,319
ReNew Power Synthetic:
6.67%, 03/12/24
(b)
................. 630 660,043
6.67%, 03/12/24 .................. 4,901 5,134,717

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Repsol International Finance BV
(a)
:
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(k)
...................... EUR 550 $ 705,871
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(k)
...................... 467 617,103
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ................ 300 394,160
Rubis Terminal Infra SAS, 5.63%, 05/15/25 .. 1,313 1,661,428
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24 .................. USD 975 1,100,682
5.63%, 03/01/25 .................. 1,105 1,267,948
Santos Finance Ltd., 5.25%, 03/13/29 ..... 1,100 1,222,946
SM Energy Co.:
6.13%, 11/15/22 .................. 2,262 2,233,725
5.00%, 01/15/24 .................. 1,092 1,044,356
10.00%, 01/15/25
(b)
................ 6,364 7,239,050
5.63%, 06/01/25 .................. 120 114,600
6.75%, 09/15/26 .................. 201 194,468
6.63%, 01/15/27 .................. 416 401,960
Southwestern Energy Co.:
4.10%, 03/15/22 .................. 771 776,782
6.45%, 01/23/25
(d)
................. 1,637 1,767,960
7.50%, 04/01/26 .................. 1,451 1,534,723
7.75%, 10/01/27 .................. 175 188,113
8.38%, 09/15/28 .................. 857 941,603
Sunoco LP:
6.00%, 04/15/27 .................. 1,260 1,324,953
5.88%, 03/15/28 .................. 936 989,820
4.50%, 05/15/29
(b)
................. 1,954 1,973,540
Tallgrass Energy Partners LP
(b)
:
5.50%, 09/15/24 .................. 985 1,003,469
7.50%, 10/01/25 .................. 1,062 1,160,235
5.50%, 01/15/28 .................. 295 291,312
6.00%, 12/31/30 .................. 1,925 1,929,813
Talos Production, Inc., 12.00%, 01/15/26
(b)
.. 900 902,250
Targa Resources Partners LP:
4.25%, 11/15/23 .................. 569 569,398
5.88%, 04/15/26 .................. 3,333 3,491,318
5.38%, 02/01/27 .................. 1,036 1,075,544
6.50%, 07/15/27 .................. 400 435,000
5.00%, 01/15/28 .................. 4,494 4,731,283
6.88%, 01/15/29 .................. 786 882,285
5.50%, 03/01/30 .................. 1,999 2,162,098
4.88%, 02/01/31
(b)
................. 602 628,163
4.00%, 01/15/32
(b)
................. 300 294,750
Teine Energy Ltd., 6.88%, 04/15/29
(b)
...... 1,341 1,357,736
TerraForm Power Operating LLC
(b)
:
4.25%, 01/31/23 .................. 584 599,330
5.00%, 01/31/28 .................. 1,080 1,158,300
4.75%, 01/15/30 .................. 986 1,026,672
Trafigura Funding SA, 3.88%, 02/02/26 .... EUR 600 730,619
UGI International LLC, 3.25%, 11/01/25 .... 500 613,178
Valero Energy Corp.:
2.70%, 04/15/23 .................. USD 425 441,871
1.20%, 03/15/24 .................. 1,250 1,256,581
2.85%, 04/15/25 .................. 625 659,700
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
4,252 4,253,828
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
. 1,357 1,417,997
Western Midstream Operating LP:
3.95%, 06/01/25 .................. 884 922,123
4.75%, 08/15/28 .................. 256 275,092
5.30%, 02/01/30
(d)
................. 1,900 2,073,375
5.45%, 04/01/44 .................. 2,063 2,169,286
5.30%, 03/01/48 .................. 5,389 5,523,779
5.50%, 08/15/48 .................. 671 684,420
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50%, 02/01/50
(d)
................. USD 6,362 $ 7,198,539
Williams Cos., Inc. (The):
3.60%, 03/15/22 .................. 1,000 1,022,099
3.70%, 01/15/23 .................. 960 1,003,431
4.55%, 06/24/24 .................. 1,425 1,572,944
WPX Energy, Inc.:
8.25%, 08/01/23 .................. 286 326,648
5.25%, 09/15/24 .................. 400 443,190
591,569,977
Paper & Forest Products — 0.0%
Clearwater Paper Corp., 4.75%, 08/15/28
(b)
.. 125 125,946
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
.... 187 191,146
Louisiana-Pacific Corp., 3.63%, 03/15/29
(b)
.. 1,300 1,303,250
Mercer International, Inc., 5.13%, 02/01/29
(b)
. 240 248,100
Norbord, Inc.
(b)
:
6.25%, 04/15/23 .................. 173 187,705
5.75%, 07/15/27 .................. 730 795,481
Resolute Forest Products, Inc., 4.88%,
03/01/26
(b)
..................... 1,080 1,101,600
Sappi Papier Holding GmbH, 3.63%, 03/15/28 EUR 460 557,121
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/26
(b)
..................... USD 300 317,250
4,827,599
Personal Products — 0.0%
Coty, Inc.:
4.00%, 04/15/23 .................. EUR 900 1,071,943
4.75%, 04/15/26 .................. 600 699,818
5.00%, 04/15/26
(b)
................. USD 2,086 2,110,823
6.50%, 04/15/26
(b)
................. 500 503,120
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
548 582,250
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
.... 2,137 2,051,370
7,019,324
Pharmaceuticals — 0.6%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 800 886,160
8.50%, 01/31/27 .................. 3,400 3,786,750
Bausch Health Cos., Inc.
(b)
:
7.00%, 03/15/24 .................. 1,014 1,039,350
6.13%, 04/15/25 .................. 2,028 2,070,649
5.50%, 11/01/25 .................. 1,125 1,160,156
9.00%, 12/15/25 .................. 6,400 6,945,280
5.75%, 08/15/27 .................. 2,758 2,957,955
7.00%, 01/15/28 .................. 1,904 2,070,600
5.00%, 01/30/28 .................. 1,357 1,377,355
5.00%, 02/15/29 .................. 3,942 3,948,071
6.25%, 02/15/29 .................. 4,887 5,168,003
7.25%, 05/30/29 .................. 5,147 5,703,339
5.25%, 01/30/30 .................. 1,166 1,171,830
5.25%, 02/15/31 .................. 3,164 3,168,303
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
. 1,525 1,702,091
Bristol-Myers Squibb Co.:
2.90%, 07/26/24 .................. 332 355,775
3.40%, 07/26/29 .................. 80 88,252
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27
(b)
................. 3,091 3,233,959
2.38%, 03/01/28 .................. EUR 2,407 2,883,520
3.13%, 02/15/29
(b)
................. USD 1,729 1,672,807
Cheplapharm Arzneimittel GmbH:
3.50%, 02/11/27 .................. EUR 686 830,929
4.38%, 01/15/28 .................. 592 738,029
5.50%, 01/15/28
(b)
................. USD 2,250 2,340,000
Elanco Animal Health, Inc., 5.90%, 08/28/28
(d)
680 773,228
Endo DAC
(b)
:
5.88%, 10/15/24 .................. 400 402,000

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
9.50%, 07/31/27 .................. USD 5,600 $ 5,936,000
6.00%, 06/30/28 .................. 2,215 1,683,400
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
..................... 3,516 3,480,840
Gruenenthal GmbH:
3.63%, 11/15/26 .................. EUR 558 683,018
4.13%, 05/15/28 .................. 325 398,386
Herbalife Nutrition Ltd., 7.88%, 09/01/25
(b)
... USD 1,150 1,250,625
HLF Financing SARL LLC, 7.25%, 08/15/26
(b)
. 200 209,000
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... 3,864 3,950,940
Johnson & Johnson, 3.55%, 03/01/36 ..... 820 926,950
Jubilant Pharma Ltd., 6.00%, 03/05/24 ..... 1,300 1,364,837
Merck & Co., Inc., 3.40%, 03/07/29 ....... 155 172,031
Nidda BondCo GmbH:
5.00%, 09/30/25 .................. EUR 800 971,418
7.25%, 09/30/25 .................. 374 465,451
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 .................. 1,911 2,304,077
Organon Finance 1 LLC:
2.88%, 04/30/28 .................. 716 879,826
4.13%, 04/30/28
(b)
................. USD 5,174 5,300,711
5.13%, 04/30/31
(b)
................. 5,794 6,011,855
P&L Development LLC, 7.75%, 11/15/25
(b)
... 2,150 2,284,375
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 9,815 10,330,287
Pfizer, Inc.:
3.45%, 03/15/29 .................. 240 265,432
4.30%, 06/15/43 .................. 325 388,631
2.70%, 05/28/50 .................. 1,150 1,073,832
Rossini SARL:
(EURIBOR 3 Month + 3.88%), 3.88%,
10/30/25
(a)
.................... EUR 200 240,450
6.75%, 10/30/25 .................. 1,212 1,539,090
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 ................. USD 25 27,157
Takeda Pharmaceutical Co. Ltd.:
4.40%, 11/26/23 .................. 1,088 1,189,338
3.18%, 07/09/50 .................. 1,920 1,826,513
Teva Pharmaceutical Finance Netherlands II
BV:
6.00%, 01/31/25 .................. EUR 900 1,178,934
4.50%, 03/01/25 .................. 500 627,913
1.88%, 03/31/27 .................. 300 334,706
1.63%, 10/15/28 .................. 300 321,632
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 .............. USD 200 216,625
114,308,671
Professional Services — 0.1%
AMN Healthcare, Inc.
(b)
:
4.63%, 10/01/27 .................. 85 87,763
4.00%, 04/15/29 .................. 696 696,000
ASGN, Inc., 4.63%, 05/15/28
(b)
.......... 1,406 1,462,240
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 .................. 3,607 3,836,946
10.25%, 02/15/27 ................. 2,172 2,408,205
House of Finance NV (The), 4.38%, 07/15/26 . EUR 500 606,243
Intertrust Group BV, 3.38%, 11/15/25 ...... 1,711 2,106,234
Jaguar Holding Co. II/PPD Development LP
(b)
:
4.63%, 06/15/25 .................. USD 3,101 3,259,709
5.00%, 06/15/28 .................. 4,588 5,003,214
Korn Ferry, 4.63%, 12/15/27
(b)
.......... 965 1,004,662
La Financiere Atalian SASU, 5.13%, 05/15/25 EUR 471 563,622
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ USD 1,874 1,932,562
22,967,400
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 3.2%
ADLER Group SA:
3.25%, 08/05/25 .................. EUR 900 $ 1,127,015
2.75%, 11/13/26 .................. 500 613,494
2.25%, 01/14/29 .................. 300 349,565
Agile Group Holdings Ltd.:
8.50%, 07/18/21 .................. USD 1,758 1,770,636
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(k)
..................... 984 1,001,712
5.75%, 01/02/25 .................. 7,642 7,680,210
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.08%),
7.75%
(a)(k)
..................... 2,282 2,296,690
6.05%, 10/13/25 .................. 4,265 4,339,104
Alam Sutera Realty Tbk. PT, 6.00%, (6.00%
Cash or 6.25% PIK), 05/02/24
(j)
........ 607 488,445
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... 4,380 4,499,081
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.37%
(a)(k)
................ EUR 1,100 1,390,281
Canary Wharf Group Investment Holdings plc:
1.75%, 04/07/26 .................. 550 664,069
3.38%, 04/23/28 .................. GBP 500 687,304
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ...................... USD 325 350,147
Central China Real Estate Ltd.:
6.88%, 08/08/22 .................. 630 625,275
7.25%, 04/24/23 .................. 2,630 2,570,825
7.90%, 11/07/23 .................. 1,930 1,847,975
7.25%, 07/16/24 .................. 2,118 1,943,265
7.25%, 08/13/24 .................. 918 833,831
CFLD Cayman Investment Ltd.
(e)(l)
:
8.63%, 02/28/21 .................. 314 108,585
6.92%, 06/16/22 .................. 4,911 1,679,869
6.90%, 01/13/23 .................. 6,858 2,350,151
8.60%, 04/08/24 .................. 2,833 968,178
China Aoyuan Group Ltd.:
7.50%, 05/10/21 .................. 5,030 5,027,988
8.50%, 01/23/22 .................. 3,028 3,080,044
5.38%, 09/13/22 .................. 400 395,272
7.95%, 02/19/23 .................. 10,122 10,359,234
6.35%, 02/08/24 .................. 7,738 7,679,965
5.98%, 08/18/25 .................. 2,400 2,268,000
China Evergrande Group:
8.25%, 03/23/22 .................. 1,145 1,120,883
9.50%, 04/11/22 .................. 630 618,503
11.50%, 01/22/23 ................. 9,095 8,735,748
10.00%, 04/11/23 ................. 7,174 6,650,746
7.50%, 06/28/23 .................. 2,500 2,191,094
12.00%, 01/22/24 ................. 6,281 5,879,801
10.50%, 04/11/24 ................. 1,930 1,731,934
China SCE Group Holdings Ltd.:
5.88%, 03/10/22 .................. 1,171 1,182,850
7.25%, 04/19/23 .................. 5,710 5,905,567
7.38%, 04/09/24 .................. 6,549 6,818,328
7.00%, 05/02/25 .................. 4,685 4,740,049
CIFI Holdings Group Co. Ltd.:
5.50%, 01/23/22 .................. 2,100 2,123,625
7.63%, 02/28/23 .................. 1,500 1,563,094
6.55%, 03/28/24 .................. 2,810 2,962,442
6.45%, 11/07/24 .................. 3,264 3,451,272
6.00%, 07/16/25 .................. 4,272 4,509,096
5.95%, 10/20/25 .................. 5,340 5,646,383
5.25%, 05/13/26 .................. 6,015 6,147,706

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(k)
................ EUR 600 $ 742,991
Consus Real Estate AG, 9.63%, 05/15/24 ... 1,371 1,730,913
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 .................. USD 2,719 2,886,898
6.15%, 09/17/25 .................. 4,561 5,015,675
4.20%, 02/06/26 .................. 8,332 8,677,257
5.63%, 12/15/26 .................. 800 888,400
5.13%, 01/14/27 .................. 630 669,690
4.80%, 08/06/30 .................. 5,500 5,721,031
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24 ................. EUR 400 469,479
Easy Tactic Ltd.:
9.13%, 07/28/22 .................. USD 3,153 3,182,165
8.13%, 02/27/23 .................. 4,580 4,434,872
8.63%, 02/27/24 .................. 4,785 4,504,778
8.63%, 03/05/24 .................. 1,457 1,373,951
8.13%, 07/11/24 .................. 4,330 3,988,471
Excel Capital Global Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 3 Year
+ 9.34%), 7.00%
(a)(k)
............... 4,800 4,807,444
Fantasia Holdings Group Co. Ltd.:
15.00%, 12/18/21 ................. 1,735 1,797,894
11.75%, 04/17/22 ................. 2,039 2,072,516
7.95%, 07/05/22 .................. 1,650 1,607,512
12.25%, 10/18/22 ................. 3,269 3,321,713
10.88%, 01/09/23 ................. 1,345 1,339,368
11.88%, 06/01/23 ................. 1,500 1,498,875
9.25%, 07/28/23 .................. 3,540 3,307,245
9.88%, 10/19/23 .................. 2,640 2,461,470
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)
...... EUR 1,025 1,229,497
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 4,450 4,705,875
Forestar Group, Inc., 3.85%, 05/15/26
(b)
.... 1,382 1,396,442
Global Prime Capital Pte. Ltd.:
5.50%, 10/18/23 .................. 630 645,081
5.95%, 01/23/25 .................. 6,156 6,395,699
Greenland Global Investment Ltd.:
(LIBOR USD 3 Month + 4.85%), 5.05%,
09/26/21
(a)
.................... 3,600 3,532,050
7.25%, 03/12/22 .................. 630 613,384
5.60%, 11/13/22 .................. 3,406 3,122,450
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
..................... 1,645 1,694,350
Heimstaden Bostad AB
(a)(k)
:
(EUR Swap Annual 5 Year + 3.67%), 3.25% EUR 450 561,524
(EUR Swap Annual 5 Year + 3.91%), 3.38% 450 563,378
(EUR Swap Annual 5 Year + 3.15%), 2.62% 1,275 1,526,446
Hopson Development Holdings Ltd., 7.50%,
06/27/22 ...................... USD 6,890 7,037,704
Howard Hughes Corp. (The)
(b)
:
5.38%, 08/01/28 .................. 1,636 1,730,888
4.13%, 02/01/29 .................. 1,409 1,394,910
4.38%, 02/01/31 .................. 1,794 1,776,060
Hunt Cos., Inc., 5.25%, 04/15/29
(b)
....... 1,500 1,434,600
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(e)(l)
. 2,500 961,719
Kaisa Group Holdings Ltd.:
8.50%, 06/30/22 .................. 737 752,339
11.95%, 10/22/22 ................. 3,345 3,516,013
11.50%, 01/30/23 ................. 3,413 3,527,762
10.88%, 07/23/23 ................. 9,661 10,070,385
9.75%, 09/28/23 .................. 5,565 5,713,864
11.95%, 11/12/23 ................. 4,610 4,868,736
9.38%, 06/30/24 .................. 5,944 5,902,392
Kennedy-Wilson, Inc., 5.00%, 03/01/31 .... 300 310,467
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
KWG Group Holdings Ltd.:
7.88%, 08/09/21 .................. USD 1,144 $ 1,158,157
7.88%, 09/01/23 .................. 7,914 8,171,205
7.40%, 03/05/24 .................. 1,718 1,814,960
5.88%, 11/10/24 .................. 1,287 1,308,959
5.95%, 08/10/25 .................. 7,356 7,429,560
Logan Group Co. Ltd.:
6.50%, 07/16/23 .................. 5,918 6,055,963
6.90%, 06/09/24 .................. 1,718 1,801,538
5.75%, 01/14/25 .................. 3,322 3,424,359
5.25%, 10/19/25 .................. 5,545 5,627,482
Modern Land China Co. Ltd., 12.85%, 10/25/21 530 540,434
Modernland Overseas Pte. Ltd., 6.95%,
04/13/24
(e)(l)
.................... 1,296 521,073
New Metro Global Ltd.:
6.50%, 05/20/22 .................. 212 215,710
6.80%, 08/05/23 .................. 3,510 3,646,671
4.80%, 12/15/24 .................. 7,280 7,240,415
Peach Property Finance GmbH, 4.38%,
11/15/25 ...................... EUR 423 532,069
Powerlong Real Estate Holdings Ltd.:
7.13%, 11/08/22 .................. USD 2,608 2,722,100
6.95%, 07/23/23 .................. 895 933,485
6.25%, 08/10/24 .................. 5,612 5,823,502
Realogy Group LLC
(b)
:
7.63%, 06/15/25 .................. 242 264,385
5.75%, 01/15/29 .................. 2,183 2,264,863
Redsun Properties Group Ltd.:
9.95%, 04/11/22 .................. 4,542 4,698,983
10.50%, 10/03/22 ................. 4,559 4,802,052
9.70%, 04/16/23 .................. 484 504,661
7.30%, 01/13/25 .................. 655 631,174
RKPF Overseas 2019 A Ltd.:
6.70%, 09/30/24 .................. 4,980 5,262,615
6.00%, 09/04/25 .................. 8,840 9,160,450
Ronshine China Holdings Ltd.:
11.25%, 08/22/21 ................. 1,325 1,338,250
10.50%, 03/01/22 ................. 1,150 1,175,731
8.75%, 10/25/22 .................. 5,685 5,723,373
8.95%, 01/22/23 .................. 6,059 6,115,046
8.10%, 06/09/23 .................. 1,145 1,129,829
7.35%, 12/15/23 .................. 3,927 3,787,837
Scenery Journey Ltd.:
11.50%, 10/24/22 ................. 6,977 6,640,360
13.00%, 11/06/22 ................. 5,888 5,723,504
12.00%, 10/24/23 ................. 10,432 9,658,076
13.75%, 11/06/23 ................. 464 438,625
Seazen Group Ltd.:
6.45%, 06/11/22 .................. 300 305,625
6.15%, 04/15/23 .................. 1,145 1,164,179
6.00%, 08/12/24 .................. 4,566 4,712,968
Shimao Group Holdings Ltd.:
6.38%, 10/15/21 .................. 2,150 2,186,953
5.60%, 07/15/26 .................. 1,145 1,235,026
3.45%, 01/11/31 .................. 1,145 1,096,337
Shui On Development Holding Ltd.:
6.25%, 11/28/21 .................. 600 608,062
5.75%, 11/12/23 .................. 1,718 1,766,856
6.15%, 08/24/24 .................. 9,795 10,195,983
5.50%, 03/03/25 .................. 1,000 1,017,500
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27 ................. 209 232,029
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29 ...................... 302 304,265

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Sunac China Holdings Ltd.:
7.25%, 06/14/22 .................. USD 4,755 $ 4,905,971
8.35%, 04/19/23 .................. 200 208,850
7.95%, 10/11/23 .................. 3,927 4,147,403
7.50%, 02/01/24 .................. 6,446 6,759,437
6.65%, 08/03/24 .................. 7,244 7,453,623
7.00%, 07/09/25 .................. 4,573 4,687,325
Theta Capital Pte. Ltd.:
8.13%, 01/22/25 .................. 3,924 4,160,176
6.75%, 10/31/26 .................. 630 633,662
Times China Holdings Ltd.:
5.75%, 04/26/22 .................. 289 290,769
6.75%, 07/16/23 .................. 5,197 5,301,914
6.75%, 07/08/25 .................. 9,310 9,515,402
6.20%, 03/22/26 .................. 4,600 4,533,300
Unique Pub Finance Co. plc (The):
Series A4, 5.66%, 06/30/27 .......... GBP 641 1,005,485
Series N, 6.46%, 03/30/32
(d)
.......... 1,000 1,546,790
Wanda Group Overseas Ltd., 7.50%, 07/24/22 USD 4,935 4,706,139
Wanda Properties International Co. Ltd., 7.25%,
01/29/24 ...................... 1,000 988,938
Yango Justice International Ltd.:
10.00%, 02/12/23 ................. 1,811 1,888,307
9.25%, 04/15/23 .................. 4,560 4,696,230
8.25%, 11/25/23 .................. 4,554 4,610,356
7.50%, 04/15/24 .................. 2,975 3,002,519
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 .................. 7,745 8,017,527
6.80%, 02/27/24 .................. 4,480 4,686,640
Yuzhou Group Holdings Co. Ltd.:
8.63%, 01/23/22 .................. 630 628,425
8.50%, 02/04/23 .................. 2,043 1,986,818
6.00%, 10/25/23 .................. 2,995 2,702,988
8.50%, 02/26/24 .................. 6,145 5,699,487
8.38%, 10/30/24 .................. 2,145 1,957,313
7.70%, 02/20/25 .................. 4,562 4,001,729
8.30%, 05/27/25 .................. 1,700 1,512,469
7.38%, 01/13/26 .................. 3,220 2,716,875
7.85%, 08/12/26 .................. 2,280 1,919,190
6.35%, 01/13/27 .................. 2,887 2,383,579
Zhenro Properties Group Ltd.:
8.70%, 08/03/22 .................. 4,930 5,057,872
8.65%, 01/21/23 .................. 3,268 3,370,738
9.15%, 05/06/23 .................. 1,145 1,192,446
8.30%, 09/15/23 .................. 2,338 2,394,696
8.35%, 03/10/24 .................. 1,155 1,180,482
7.88%, 04/14/24 .................. 3,400 3,403,825
7.35%, 02/05/25 .................. 1,590 1,561,976
6.63%, 01/07/26 .................. 2,235 2,079,668
569,070,532
Road & Rail — 0.3%
Avis Budget Car Rental LLC
(b)
:
4.75%, 04/01/28 .................. 400 414,340
5.38%, 03/01/29 .................. 1,604 1,670,165
Burlington Northern Santa Fe LLC, 4.90%,
04/01/44 ...................... 1,095 1,388,895
CMB International Leasing Management Ltd.,
2.75%, 08/12/30 ................. 6,100 5,847,612
CSX Corp.:
3.80%, 03/01/28 .................. 150 166,943
4.30%, 03/01/48 .................. 330 379,871
DAE Funding LLC, 2.63%, 03/20/25
(b)
..... 3,615 3,648,439
EC Finance plc, 2.38%, 11/15/22 ........ EUR 400 471,263
Loxam SAS:
4.25%, 04/15/24 .................. 300 363,416
Security
Par (000)
Par (000) Value
Road & Rail (continued)
3.25%, 01/14/25 .................. EUR 708 $ 847,490
3.75%, 07/15/26 .................. 673 813,943
5.75%, 07/15/27 .................. 200 239,336
Modulaire Global Finance plc, 8.00%,
02/15/23
(b)
..................... USD 415 423,300
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(k)
................ GBP 400 576,539
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. USD 2,724 2,805,720
Norfolk Southern Corp.:
2.55%, 11/01/29 .................. 990 1,019,318
4.15%, 02/28/48 .................. 750 846,951
3.05%, 05/15/50 .................. 43 41,218
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28 ...................... 5,000 5,299,660
Penske Truck Leasing Co. LP, 4.00%,
07/15/25
(b)
..................... 2,915 3,218,856
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 2,900 3,058,050
Ryder System, Inc., 2.50%, 09/01/24 ...... 1,150 1,209,321
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 .................. 6,273 6,782,681
8.00%, 11/01/26 .................. 2,595 2,808,309
7.50%, 09/15/27 .................. 5,348 5,897,614
6.25%, 01/15/28 .................. 1,156 1,255,890
Union Pacific Corp.:
3.55%, 08/15/39 .................. 3 3,226
4.05%, 03/01/46 .................. 25 28,066
3.95%, 08/15/59 .................. 955 1,031,516
3.84%, 03/20/60 .................. 1,051 1,121,218
2.97%, 09/16/62
(b)
................. 330 299,437
53,978,603
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.63%, 09/15/27
(b)
.. 1,100 1,184,007
ams AG:
0.00%, 03/05/25
(i)(m)
................ EUR 600 591,002
6.00%, 07/31/25 .................. 591 752,273
2.13%, 11/03/27
(i)
................. 600 665,265
Analog Devices, Inc., 2.95%, 04/01/25 ..... USD 850 907,961
Applied Materials, Inc., 3.30%, 04/01/27 .... 1,200 1,319,063
Broadcom, Inc.:
4.25%, 04/15/26 .................. 610 680,793
3.46%, 09/15/26 .................. 417 452,279
4.75%, 04/15/29 .................. 1,325 1,507,499
3.42%, 04/15/33
(b)
................. 3,545 3,593,078
3.75%, 02/15/51
(b)
................. 215 207,680
Entegris, Inc.
(b)
:
4.63%, 02/10/26 .................. 400 413,876
4.38%, 04/15/28 .................. 1,060 1,114,325
3.63%, 05/01/29 .................. 914 927,710
Infineon Technologies AG, (EUR Swap Annual 5
Year + 3.39%), 2.87%
(a)(k)
........... EUR 800 1,006,456
Intel Corp.:
4.75%, 03/25/50 .................. USD 590 747,754
3.10%, 02/15/60 .................. 20 19,145
KLA Corp.:
4.10%, 03/15/29 .................. 1,026 1,163,991
3.30%, 03/01/50 .................. 850 846,554
Lam Research Corp., 4.88%, 03/15/49 ..... 275 359,009
Microchip Technology, Inc., 4.25%, 09/01/25
(b)
7,992 8,393,014
NVIDIA Corp., 3.50%, 04/01/40 ......... 490 536,306
NXP BV, 4.30%, 06/18/29
(b)
............ 1,100 1,246,418
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
. 2,884 2,968,715
Qorvo, Inc., 4.38%, 10/15/29 ........... 1,935 2,102,900
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 584 695,685

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ USD 1,546 $ 1,546,773
35,949,531
Software — 0.6%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 180 189,225
Ascend Learning LLC,
6.88%, 08/01/25
(b)
................. 6,977 7,151,425
Autodesk, Inc., 3.50%, 06/15/27 ......... 18 19,828
Boxer Parent Co., Inc.:
6.50%, 10/02/25 .................. EUR 2,080 2,663,224
7.13%, 10/02/25
(b)
................. USD 3,375 3,627,990
9.13%, 03/01/26
(b)
................. 5,305 5,594,335
Brunello Bidco SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)
........... EUR 392 471,523
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 .................. USD 2,645 2,700,016
4.25%, 01/31/26 .................. 4,589 4,806,978
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 4,804 4,972,140
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 2,352 2,421,337
CDK Global, Inc., 4.88%, 06/01/27 ....... 1,384 1,463,566
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... 9,262 9,412,508
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 1,924 1,906,780
Fair Isaac Corp.
(b)
:
5.25%, 05/15/26 .................. 225 249,750
4.00%, 06/15/28 .................. 2,158 2,187,673
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
..................... 1,048 1,037,520
J2 Global, Inc., 4.63%, 10/15/30
(b)
........ 2,090 2,139,470
LogMeIn, Inc., 5.50%, 09/01/27
(b)
........ 605 630,567
Microsoft Corp.:
3.45%, 08/08/36 .................. 358 399,120
2.53%, 06/01/50 .................. 906 843,722
2.92%, 03/17/52 .................. 2,171 2,169,449
MSCI, Inc., 3.63%, 11/01/31 ........... 1,485 1,485,000
NortonLifeLock, Inc., 5.00%, 04/15/25
(b)
.... 475 481,137
Nuance Communications, Inc., 5.63%, 12/15/26 4,573 4,801,650
Open Text Corp., 3.88%, 02/15/28
(b)
...... 607 614,588
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
. 2,301 2,326,840
Oracle Corp.:
2.95%, 04/01/30 .................. 1,660 1,718,485
3.85%, 07/15/36 .................. 850 912,037
5.38%, 07/15/40 .................. 650 810,407
3.65%, 03/25/41 .................. 540 551,790
4.13%, 05/15/45 .................. 485 515,754
4.00%, 07/15/46 .................. 350 365,520
4.00%, 11/15/47 .................. 320 334,673
3.60%, 04/01/50 .................. 2,090 2,061,097
3.95%, 03/25/51 .................. 317 329,819
3.85%, 04/01/60 .................. 190 190,567
PTC, Inc.
(b)
:
3.63%, 02/15/25 .................. 860 882,317
4.00%, 02/15/28 .................. 1,628 1,671,093
Rocket Software, Inc., 6.50%, 02/15/29
(b)
... 3,633 3,673,871
Solera LLC, 10.50%, 03/01/24
(b)
......... 10,246 10,553,380
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 10,185 10,820,289
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 7,781 8,053,335
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
3,591 3,546,113
113,757,908
Specialty Retail — 0.5%
Abercrombie & Fitch Management Co., 8.75%,
07/15/25
(b)
..................... 900 997,875
Academy Ltd., 6.00%, 11/15/27
(b)
........ 750 798,225
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 .................. 234 241,020
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
4.75%, 03/01/30 .................. USD 731 $ 763,895
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(b)(j)
.. 1,033 1,064,093
Carvana Co., 5.50%, 04/15/27
(b)
......... 2,331 2,359,089
Dufry One BV:
2.50%, 10/15/24 .................. EUR 400 474,889
0.75%, 03/30/26
(i)
................. CHF 600 669,379
2.00%, 02/15/27 .................. EUR 320 357,743
eG Global Finance plc:
4.38%, 02/07/25 .................. 453 527,736
6.75%, 02/07/25
(b)
................. USD 2,476 2,547,061
6.25%, 10/30/25 .................. EUR 2,401 2,939,139
8.50%, 10/30/25
(b)
................. USD 2,845 3,019,199
Gap, Inc. (The), 8.88%, 05/15/27
(b)
....... 1,736 2,026,780
Goldstory SASU, 5.38%, 03/01/26 ....... EUR 645 791,441
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. USD 632 631,210
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 1,993 1,995,910
Home Depot, Inc. (The):
4.20%, 04/01/43 .................. 125 148,601
4.50%, 12/06/48 .................. 815 1,020,789
3.35%, 04/15/50 .................. 625 659,641
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 1,285 1,222,870
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 717,221
L Brands, Inc.:
5.63%, 10/15/23 .................. 325 352,219
9.38%, 07/01/25
(b)
................. 150 190,313
5.25%, 02/01/28 .................. 1,000 1,096,250
7.50%, 06/15/29 .................. 600 696,114
6.63%, 10/01/30
(b)
................. 1,279 1,473,996
6.88%, 11/01/35 .................. 4,379 5,309,537
6.75%, 07/01/36 .................. 369 444,390
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 2,821 2,891,525
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 1,681 1,719,529
Lithia Motors, Inc., 4.38%, 01/15/31
(b)
...... 730 768,325
Lowe's Cos., Inc.:
4.65%, 04/15/42 .................. 450 541,142
3.70%, 04/15/46 .................. 735 778,338
3.00%, 10/15/50 .................. 675 636,902
3.50%, 04/01/51 .................. 130 133,538
Magic Mergeco, Inc.
(b)
:
5.25%, 05/01/28 .................. 923 934,538
7.88%, 05/01/29 .................. 150 154,125
Matalan Finance plc, 6.75%, 01/31/23 ..... GBP 633 797,537
Murphy Oil USA, Inc.:
4.75%, 09/15/29 .................. USD 2,548 2,675,400
3.75%, 02/15/31
(b)
................. 225 221,625
Penske Automotive Group, Inc.:
3.50%, 09/01/25 .................. 1,178 1,207,450
5.50%, 05/15/26 .................. 320 330,400
PetSmart, Inc.
(b)
:
4.75%, 02/15/28 .................. 3,260 3,361,875
7.75%, 02/15/29 .................. 6,867 7,440,188
Rent-A-Center, Inc., 6.38%, 02/15/29
(b)
..... 735 797,093
Sally Holdings LLC, 5.63%, 12/01/25 ...... 895 922,924
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 5,049 5,320,384
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
... 6,987 7,310,149
Staples, Inc.
(b)
:
7.50%, 04/15/26 .................. 8,382 8,675,370
10.75%, 04/15/27 ................. 1,359 1,406,157
Tendam Brands SAU:
5.00%, 09/15/24 .................. EUR 255 293,544
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... 270 310,812

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... USD 6,438 $ 6,832,327
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
............ 1,603 1,663,112
93,660,934
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
2.20%, 09/11/29 .................. 1,800 1,834,621
4.50%, 02/23/36 .................. 75 92,914
3.45%, 02/09/45 .................. 225 241,917
3.85%, 08/04/46 .................. 1,100 1,262,909
2.65%, 05/11/50 .................. 990 919,140
2.65%, 02/08/51 .................. 860 798,268
Dell International LLC
(b)
:
7.13%, 06/15/24 .................. 1,575 1,617,367
8.35%, 07/15/46 .................. 705 1,104,865
Dell, Inc., 6.50%, 04/15/38 ............ 675 847,125
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
.... 1,083 1,206,191
EMC Corp., 3.38%, 06/01/23 ........... 650 673,595
HP, Inc., 2.20%, 06/17/25 ............. 2,175 2,262,458
Hurricane Finance plc, 8.00%, 10/15/25 .... GBP 550 828,319
NCR Corp.
(b)
:
5.75%, 09/01/27 .................. USD 884 933,725
5.00%, 10/01/28 .................. 1,675 1,725,250
5.13%, 04/15/29 .................. 1,421 1,461,854
6.13%, 09/01/29 .................. 999 1,086,412
5.25%, 10/01/30 .................. 644 666,540
Nuoxi Capital Ltd., 7.50%, 01/28/22
(e)(l)
..... 664 198,993
Xerox Corp., 4.80%, 03/01/35 .......... 1,315 1,301,850
Xerox Holdings Corp., 5.50%, 08/15/28
(b)
... 750 783,750
21,848,063
Textiles, Apparel & Luxury Goods — 0.0%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29 .. EUR 381 466,302
Crocs, Inc., 4.25%, 03/15/29
(b)
.......... USD 1,194 1,212,997
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(e)(i)(l)
.............. EUR 1,300 1,331,847
G-III Apparel Group Ltd., 7.88%, 08/15/25
(b)
.. USD 800 864,000
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
..... 170 178,925
Levi Strauss & Co.:
5.00%, 05/01/25 .................. 33 33,660
3.50%, 03/01/31
(b)
................. 846 843,885
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 . 2,783 527,900
Under Armour, Inc., 3.25%, 06/15/26 ...... 400 405,762
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 2,360 2,480,950
Wolverine World Wide, Inc., 5.00%, 09/01/26
(b)
320 326,400
8,672,628
Thrifts & Mortgage Finance — 0.2%
BPCE SA, 2.38%, 01/14/25
(b)
........... 1,575 1,635,858
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27 EUR 300 379,100
Freedom Mortgage Corp.
(b)
:
8.25%, 04/15/25 .................. USD 830 861,166
7.63%, 05/01/26 .................. 335 349,238
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
..................... 4,105 4,457,661
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 2,205 2,171,263
Jerrold Finco plc, 5.25%, 01/15/27 ....... GBP 947 1,342,185
Ladder Capital Finance Holdings LLLP
(b)
:
5.25%, 03/15/22 .................. USD 700 702,625
4.25%, 02/01/27 .................. 2,344 2,301,269
LD Holdings Group LLC, 6.13%, 04/01/28
(b)
.. 240 240,600
MGIC Investment Corp., 5.25%, 08/15/28 ... 1,182 1,247,010
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 .................. 4,460 4,660,700
5.50%, 08/15/28 .................. 4,799 4,846,990
5.13%, 12/15/30 .................. 1,049 1,038,153
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance (continued)
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(k)
................ GBP 1,534 $ 2,327,498
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.13%
(a)(k)
........... EUR 1,200 1,543,689
PennyMac Financial Services, Inc.
(b)
:
5.38%, 10/15/25 .................. USD 500 526,875
4.25%, 02/15/29 .................. 210 201,075
PHH Mortgage Corp., 7.88%, 03/15/26
(b)
.... 115 117,297
Radian Group, Inc.:
6.63%, 03/15/25 .................. 1,135 1,283,969
4.88%, 03/15/27 .................. 1,400 1,484,000
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
..................... 1,452 1,426,997
35,145,218
Tobacco — 0.1%
Altria Group, Inc.:
5.95%, 02/14/49 .................. 1,992 2,449,016
4.00%, 02/04/61 .................. 345 317,525
BAT Capital Corp.:
3.46%, 09/06/29 .................. 1,350 1,401,371
4.39%, 08/15/37 .................. 675 694,691
3.73%, 09/25/40 .................. 420 392,105
4.54%, 08/15/47 .................. 688 677,634
4.76%, 09/06/49 .................. 165 167,139
Turning Point Brands, Inc., 5.63%, 02/15/26
(b)
1,280 1,321,600
Vector Group Ltd., 5.75%, 02/01/29
(b)
...... 4,370 4,398,056
11,819,137
Trading Companies & Distributors — 0.2%
Air Lease Corp.:
3.50%, 01/15/22 .................. 2,040 2,082,703
2.88%, 01/15/26 .................. 1,065 1,109,173
3.00%, 02/01/30 .................. 500 499,366
Alta Equipment Group, Inc., 5.63%, 04/15/26
(b)
245 248,753
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,309,718
Boise Cascade Co., 4.88%, 07/01/30
(b)
..... 982 1,040,920
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
.. 660 719,400
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.75%, 03/15/22 .................. 279 279,115
6.50%, 10/01/25 .................. 2,261 2,351,440
9.75%, 08/01/27 .................. 2,788 3,220,140
5.50%, 05/01/28 .................. 2,777 2,877,666
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 1,585 1,572,479
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 913 891,316
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 2,061 2,179,507
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 5,521 5,734,663
Rexel SA, 2.13%, 06/15/28 ............ EUR 318 387,859
United Rentals North America, Inc.:
5.88%, 09/15/26 .................. USD 1,234 1,287,987
5.50%, 05/15/27 .................. 3,386 3,610,323
3.88%, 11/15/27 .................. 99 103,703
4.88%, 01/15/28 .................. 635 672,306
5.25%, 01/15/30 .................. 6 6,563
3.88%, 02/15/31 .................. 130 130,829
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 .................. 3,198 3,453,840
7.25%, 06/15/28 .................. 4,881 5,417,910
41,187,679

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(k)
.. EUR 600 $ 739,745
Atlantia SpA, 1.88%, 02/12/28 .......... 728 895,281
Autostrade per l'Italia SpA:
1.75%, 06/26/26 .................. 200 245,999
1.75%, 02/01/27 .................. 500 614,446
2.00%, 12/04/28 .................. 495 613,661
2.00%, 01/15/30 .................. 1,982 2,428,325
Fraport AG Frankfurt Airport Services
Worldwide, 1.88%, 03/31/28 .......... 832 1,022,598
Getlink SE, 3.50%, 10/30/25 ........... 1,099 1,371,481
Royal Capital BV
(k)
:
5.88% ......................... USD 1,014 1,043,976
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.93%),
4.88%
(a)
...................... 508 526,862
9,502,374
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
..................... 1,175 1,230,566
Thames Water Kemble Finance plc, 4.63%,
05/19/26 ...................... GBP 1,089 1,524,323
2,754,889
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV:
3.13%, 07/16/22 .................. USD 300 309,231
3.63%, 04/22/29 .................. 1,300 1,409,931
4.38%, 04/22/49 .................. 250 293,039
C&W Senior Financing DAC
(b)
:
7.50%, 10/15/26 .................. 625 659,375
6.88%, 09/15/27 .................. 985 1,044,100
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 15,945 16,650,566
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
..................... 1,589 1,667,465
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 2,112 2,325,312
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(j)
......... 2,510 2,276,744
Matterhorn Telecom SA, 4.00%, 11/15/27 ... EUR 1,700 2,082,740
Millicom International Cellular SA
(b)
:
5.13%, 01/15/28 .................. USD 5,040 5,307,120
4.50%, 04/27/31 .................. 3,715 3,947,188
Rogers Communications, Inc., 3.70%, 11/15/49 56 56,862
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(k)
.......................... 1,856 1,883,840
4.50%, 04/20/25 .................. EUR 200 263,403
4.75%, 07/30/25 .................. 1,783 2,379,645
3.13%, 09/19/25 .................. 1,200 1,501,981
5.00%, 04/15/28 .................. 1,100 1,500,478
4.00%, 09/19/29 .................. 331 427,631
Sprint Communications, Inc., 6.00%, 11/15/22 USD 750 800,445
Sprint Corp.:
7.88%, 09/15/23 .................. 2,785 3,174,900
7.13%, 06/15/24 .................. 1,649 1,904,381
7.63%, 02/15/25 .................. 850 1,009,375
7.63%, 03/01/26 .................. 3,097 3,797,696
Telefonica Europe BV
(a)(k)
:
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... EUR 1,500 2,010,741
(EUR Swap Annual 6 Year + 4.11%), 4.37% 1,600 2,087,164
T-Mobile USA, Inc.:
5.13%, 04/15/25 .................. USD 150 152,580
4.50%, 02/01/26 .................. 460 471,500
5.38%, 04/15/27 .................. 250 264,687
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.75%, 02/01/28 .................. USD 6,092 $ 6,510,825
2.88%, 02/15/31 .................. 3,226 3,149,383
3.50%, 04/15/31 .................. 2,747 2,788,205
4.38%, 04/15/40
(b)
................. 475 527,088
3.00%, 02/15/41
(b)
................. 225 210,417
4.50%, 04/15/50
(b)
................. 249 280,825
3.30%, 02/15/51
(b)
................. 925 862,636
VEON Holdings BV
(b)
:
4.00%, 04/09/25 .................. 4,695 4,922,414
3.38%, 11/25/27 .................. 3,230 3,239,690
Vmed O2 UK Financing I plc:
3.25%, 01/31/31 .................. EUR 931 1,130,488
4.25%, 01/31/31
(b)
................. USD 493 476,977
Vodafone Group plc:
5.25%, 05/30/48 .................. 1,037 1,309,887
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78
(a)
.................... EUR 1,232 1,671,355
(EUR Swap Annual 5 Year + 2.67%), 3.10%,
01/03/79
(a)
.................... 300 375,217
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
.................... USD 14,595 17,790,120
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)
......... EUR 800 994,453
VTR Comunicaciones SpA
(b)
:
5.13%, 01/15/28 .................. USD 1,064 1,113,409
4.38%, 04/15/29 .................. 2,505 2,526,136
111,539,645
Total Corporate Bonds — 32.1%
(Cost: $5,543,073,830) ............................ 5,763,078,272
Equity-Linked Notes — 12.6%
Aerospace & Defense — 0.0%
Royal Bank of Canada (L3Harris Technologies,
Inc.), 12.56%, 05/06/21
(b)
............ 20 4,177,109
Auto Components — 0.1%
Credit Suisse AG (Continental AG),
16.35%, 05/06/21 ................. EUR 60 8,148,657
Automobiles — 0.0%
Citigroup Global Markets Holdings, Inc.
(General Motors Co.), 15.71%, 05/06/21
(b)
. USD 89 5,125,810
Banks — 1.1%
BNP Paribas SA (Citigroup, Inc.),
12.09%, 07/15/21 ................. 222 15,970,301
BNP Paribas SA (Truist Financial Corp.),
10.51%, 07/15/21 ................. 94 5,516,115
BNP Paribas SA (US Bancorp.):
12.52%, 05/04/21
(b)
................ 410 20,207,977
9.92%, 05/24/21 .................. 95 5,557,292
Canadian Imperial Bank of Commerce
(JPMorgan Chase & Co.):
10.37%, 05/14/21
(b)
................ 182 27,960,271
10.62%, 06/04/21 ................. 132 20,204,262
Canadian Imperial Bank of Commerce (Wells
Fargo & Co.), 16.03%, 06/04/21 ........ 478 20,930,858
Citigroup Global Markets Holdings,
Inc. (Citizens Financial Group, Inc.),
13.06%, 07/16/21
(b)
................ 120 5,516,959
JPMorgan Structured Products BV (Bank of
America Corp.):
11.61%, 05/20/21
(b)
................ 702 28,283,883
10.90%, 07/15/21 ................. 686 27,393,060
Royal Bank of Canada (Fifth Third BanCorp.),
17.40%, 05/04/21
(b)
................ 395 13,492,978

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Royal Bank of Canada (Regions Financial
Corp.), 14.64%, 05/04/21
(b)
........... USD 670 $ 13,764,588
204,798,544
Beverages — 0.2%
Royal Bank of Canada (Constellation Brands,
Inc.), 14.48%, 05/18/21
(b)
............ 11 2,684,739
Toronto-Dominion Bank (The) (Coca-Cola Co.
(The)), 8.71%, 06/07/21 ............. 496 26,850,464
29,535,203
Biotechnology — 0.1%
Merrill Lynch International & Co. (AbbVie, Inc.),
16.05%, 05/24/21 ................. 192 21,293,584
Building Products — 0.2%
Barclays Bank plc (Masco Corp.),
10.83%, 07/30/21 ................. 106 6,787,574
Citigroup Global Markets Holdings, Inc.
(Fortune Brands Home & Security, Inc.),
9.98%, 06/04/21
(b)
................. 26 2,693,674
Credit Suisse AG (Carrier Global Corp.),
11.85%, 07/02/21 ................. 401 17,684,154
Royal Dutch Shell plc (Johnson Controls
International plc), 10.16%, 08/02/21 ..... 87 5,417,792
32,583,194
Capital Markets — 0.5%
Barclays Bank plc (Ameriprise Financial Inc.),
14.01%, 05/05/21 ................. 28 7,043,714
BNP Paribas SA (Charles SchwabCorp. (The)),
10.39%, 07/16/21 ................. 82 5,544,151
Canadian Imperial Bank of Commerce
(Goldman Sachs Group, Inc. (The)):
10.76%, 05/20/21
(b)
................ 38 13,341,305
14.85%, 06/04/21 ................. 59 20,561,027
Credit Suisse AG (Deutsche Boerse AG),
8.95%, 05/06/21 .................. EUR 40 6,829,861
JPMorgan Structured Products BV (Morgan
Stanley), 10.72%, 07/16/21
(b)
.......... USD 344 27,804,652
Royal Bank of Canada (Ameriprise Financial,
Inc.), 11.21%, 07/29/21
(b)
............. 21 5,436,793
Royal Dutch Shell plc (T Rowe Price Group,
Inc.), 11.60%, 07/29/21 .............. 30 5,394,120
UBS AG (UBS Group AG), 9.70%, 07/16/21 .. 29 5,232,949
97,188,572
Chemicals — 0.4%
Citigroup Global Markets Holdings, Inc.
(Corteva, Inc.), 13.05%, 05/06/21
(b)
...... 111 5,414,956
Citigroup Global Markets Holdings, Inc. (Linde
plc), 8.12%, 05/07/21
(b)
.............. 78 21,532,528
JPMorgan Structured Products BV (Mosaic Co.
(The)), 20.89%, 05/04/21
(b)
........... 79 2,781,254
JPMorgan Structured Products BV (Scotts
Miracle-Gro Co. (The)), 13.07%, 05/04/21
(b)
35 8,047,104
Merrill Lynch International & Co. (DuPont de
Nemours, Inc.):
13.06%, 05/04/21
(b)
................ 68 5,247,774
11.59%, 05/06/21 ................. 104 8,057,191
Merrill Lynch International & Co. (Sherwin-
Williams Co. (The)):
10.60%, 06/04/21
(b)
................ 20 5,461,273
9.70%, 07/28/21 .................. 10 2,718,772
Societe Generale SA (Dow, Inc.),
17.34%, 06/14/21 ................. 220 13,677,377
72,938,229
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.1%
(b)
JPMorgan Structured Products BV (Copart,
Inc.), 13.05%, 05/19/21 .............. USD 36 $ 4,184,626
Royal Bank of Canada (Republic Services,
Inc.), 9.45%, 05/05/21 .............. 41 4,124,865
8,309,491
Communications Equipment — 0.1%
Merrill Lynch International & Co. (Cisco
Systems, Inc.), 14.86%, 05/18/21 ....... 506 25,931,880
Construction & Engineering — 0.0%
JPMorgan Structured Products BV (Vinci SA),
10.74%, 05/28/21
(b)
................ 20 4,121,937
Construction Materials — 0.0%
Credit Suisse AG (Martin Marietta Materials,
Inc.), 13.70%, 05/04/21 .............. 12 4,190,855
Consumer Finance — 0.4%
Canadian Imperial Bank of Commerce (Ally
Financial, Inc.):
15.79%, 05/21/21 ................. 87 4,315,375
10.86%, 07/16/21 ................. 113 5,662,162
Canadian Imperial Bank of Commerce
(Synchrony Financial), 16.23%, 07/22/21 .. 134 5,666,386
Merrill Lynch International & Co. (Capital One
Financial Corp.), 11.48%, 07/21/21 ...... 46 6,754,508
Royal Bank of Canada (American Express Co.),
10.30%, 06/04/21
(b)
................ 45 6,843,468
Royal Bank of Canada (Discover Financial
Services):
14.42%, 05/04/21
(b)
................ 212 21,310,122
16.46%, 06/14/21 ................. 136 14,432,707
64,984,728
Containers & Packaging — 0.1%
JPMorgan Structured Products BV (Crown
Holdings, Inc.), 9.34%, 06/07/21
(b)
...... 62 6,814,009
Merrill Lynch International & Co. (International
Paper, Co.), 10.67%, 06/30/21 ......... 186 10,793,846
Royal Bank of Canada (Sealed Air Corp.),
10.57%, 05/06/21
(b)
................ 86 4,180,989
21,788,844
Distributors — 0.0%
BNP Paribas SA (Genuine Parts Co.),
14.48%, 05/06/21
(b)
................ 34 4,156,221
Diversified Telecommunication Services — 0.1%
Merrill Lynch International & Co. (Verizon
Communications, Inc.), 7.20%, 07/22/21 .. 253 14,624,354
Electric Utilities — 0.4%
JPMorgan Structured Products BV (American
Electric Power Co, Inc.), 10.92%, 06/03/21
(b)
153 13,406,830
JPMorgan Structured Products BV (Duke
Energy Corp.), 11.22%, 06/03/21
(b)
...... 135 13,411,290
JPMorgan Structured Products BV (Southern
Co. (The)), 11.51%, 06/03/21
(b)
......... 211 13,586,473
Merrill Lynch International & Co. (NextEra
Energy, Inc.):
14.97%, 06/03/21 ................. 175 13,513,278
10.22%, 07/23/21 ................. 189 14,730,898
68,648,769

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.1%
Barclays Bank plc (Rockwell Automation, Inc.),
10.35%, 07/26/21 ................. USD 35 $ 9,466,610
JPMorgan Structured Products BV (Eaton Corp
plc), 10.43%, 05/26/21
(b)
............. 49 6,853,064
16,319,674
Electronic Equipment, Instruments & Components — 0.1%
Barclays Bank plc (Flex Ltd.), 12.72%, 05/07/21 307 5,338,858
Royal Bank of Canada (Corning, Inc.),
12.51%, 07/28/21
(b)
................ 61 2,693,802
8,032,660
Energy Equipment & Services — 0.0%
Royal Bank of Canada (Halliburton Co.),
14.85%, 05/24/21
(b)
................ 380 7,512,516
Entertainment — 0.2%
Bank of Montreal (Electronic Arts, Inc.),
13.90%, 05/06/21 ................. 20 2,821,394
Barclays Bank plc (Activision Blizzard, Inc.):
14.78%, 05/04/21
(b)
................ 70 6,387,133
13.91%, 05/06/21 ................. 43 3,957,587
BNP Paribas SA (Take-Two Interactive
Software, Inc.):
16.27%, 05/19/21 ................. 23 4,001,139
15.72%, 05/20/21
(b)
................ 16 2,694,395
JPMorgan Structured Products BV (Walt Disney
Co. (The)), 12.18%, 05/13/21
(b)
........ 48 9,026,272
28,887,920
Equity Real Estate Investment Trusts (REITs) — 0.4%
BNP Paribas SA (Crown Castle International
Corp.), 9.98%, 06/03/21 ............. 75 13,782,603
BNP Paribas SA (Prologis, Inc.):
10.98%, 06/03/21 ................. 123 13,726,016
7.31%, 06/07/21 .................. 176 20,463,813
BNP Paribas SA (Simon Property Group, Inc.),
19.58%, 06/03/21 ................. 116 14,094,986
Merrill Lynch International & Co. (Equinix, Inc.),
14.17%, 06/03/21 ................. 19 13,569,832
75,637,250
Food & Staples Retailing — 0.2%
BNP Paribas SA (Walmart, Inc.),
14.62%, 05/17/21 ................. 72 9,654,999
JPMorgan Structured Products BV (Costco
Wholesale Corp.), 10.69%, 05/28/21
(b)
.... 16 5,579,136
JPMorgan Structured Products BV (Kroger Co.
(The)), 13.08%, 06/17/21
(b)
........... 353 12,959,758
Societe Generale SA (Tesco plc),
8.85%, 06/14/21 .................. 72 13,556,752
41,750,645
Food Products — 0.2%
Canadian Imperial Bank of Commerce
(Conagra Brands, Inc.), 9.30%, 06/29/21 .. 286 10,687,072
Citigroup Global Markets Holdings, Inc. (Kraft
Heinz Co. (The)), 11.80%, 07/02/21
(b)
.... 323 13,473,909
Royal Bank of Canada (Archer-Daniels-Midland
Co.), 10.19%, 07/29/21
(b)
............. 44 2,749,722
26,910,703
Health Care Equipment & Supplies — 0.4%
BNP Paribas SA (Danaher Corp.):
10.42%, 05/05/21 ................. 30 6,967,781
9.85%, 05/06/21
(b)
................. 48 11,105,513
13.48%, 05/27/21
(b)
................ 41 9,748,645
8.95%, 06/14/21 .................. 53 13,458,155
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
JPMorgan Structured Products BV (Abbott
Laboratories):
9.47%, 05/25/21
(b)
................. USD 88 $ 10,643,894
8.08%, 07/16/21 .................. 165 19,846,591
JPMorgan Structured Products BV (Becton
Dickinson and Co.), 10.22%, 05/05/21
(b)
.. 27 6,658,355
78,428,934
Health Care Providers & Services — 0.5%
Canadian Imperial Bank of Commerce
(UnitedHealth Group, Inc.), 6.15%, 05/24/21 86 34,004,193
Credit Suisse AG (Laboratory Corp. of America
Holdings):
11.65%, 05/27/21
(b)
................ 16 4,143,872
9.60%, 07/28/21 .................. 36 9,472,135
Merrill Lynch International & Co. (Anthem, Inc.),
8.90%, 07/22/21 .................. 42 15,844,123
Royal Bank of Canada (McKesson Corp.),
15.58%, 05/20/21
(b)
................ 14 2,628,979
Societe Generale SA (HCA Healthcare, Inc.),
16.16%, 06/14/21 ................. 67 13,475,451
Societe Generale SA (Quest Diagnostics, Inc.),
9.41%, 06/14/21 .................. 85 11,248,645
90,817,398
Hotels, Restaurants & Leisure — 0.2%
Barclays Bank plc (McDonald's Corp.),
9.71%, 06/04/21 .................. 23 5,472,681
BNP Paribas SA (Expedia Group, Inc.),
21.90%, 05/20/22
(b)
................ 23 4,018,691
Merrill Lynch International & Co. (Yum! Brands,
Inc.), 8.06%, 07/30/21 .............. 69 8,078,778
Royal Bank of Canada (Starbucks Corp.),
10.48%, 06/09/21
(b)
................ 96 10,828,735
28,398,885
Household Durables — 0.2%
Barclays Bank plc (DR Horton, Inc.):
16.83%, 05/26/21 ................. 31 2,866,247
12.62%, 06/04/21
(b)
................ 27 2,648,298
14.73%, 06/14/21
(b)
................ 143 13,924,032
Societe Generale SA (Whirlpool Corp.),
18.94%, 06/14/21 ................. 46 10,898,374
30,336,951
Household Products — 0.3%
JPMorgan Structured Products BV (Procter &
Gamble Co. (The)):
10.66%, 05/21/21
(b)
................ 245 32,909,391
9.51%, 06/07/21 .................. 98 13,154,834
46,064,225
Industrial Conglomerates — 0.1%
Canadian Imperial Bank of Commerce (Roper
Technologies, Inc.):
9.48%, 06/17/21 .................. 32 13,838,185
8.25%, 07/28/21 .................. 6 2,686,347
16,524,532
Insurance — 0.1%
(b)
Royal Bank of Canada (AllstateCorp. (The)),
11.44%, 05/04/21 ................. 98 11,198,844
Royal Bank of Canada (Prudential Financial,
Inc.), 11.26%, 05/06/21 .............. 58 5,591,235
16,790,079
Interactive Media & Services — 0.7%
Barclays Bank plc (Alphabet, Inc.):
12.15%, 06/03/21 ................. 10 21,329,992

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
10.34%, 06/04/21
(b)
................ USD 3 $ 6,830,476
10.81%, 06/04/21
(b)
................ 9 20,656,266
7.03%, 06/09/21 .................. 11 27,057,475
BNP Paribas SA (Facebook, Inc.):
14.08%, 06/03/21 ................. 68 21,500,333
13.69%, 06/04/21
(b)
................ 22 7,159,495
18.30%, 06/04/21 ................. 66 21,062,753
125,596,790
Internet & Direct Marketing Retail — 0.5%
Citigroup Global Markets Holdings, Inc.
(Amazon.com, Inc.)
(b)
:
12.44%, 05/14/21 ................. 8 27,329,479
11.48%, 06/04/21 ................. 3 9,462,166
10.82%, 07/30/21 ................. 15 53,915,206
90,706,851
IT Services — 0.5%
Bank of Montreal (PayPal Holdings, Inc.):
16.15%, 05/06/21
(b)
................ 27 6,958,724
14.28%, 06/17/21 ................. 74 19,660,853
Barclays Bank plc (Fidelity National Information
Services, Inc.), 12.30%, 05/07/21 ....... 45 6,880,965
Barclays Bank plc (Visa, Inc.):
8.65%, 05/21/21 .................. 155 35,043,611
9.99%, 06/07/21 .................. 23 5,400,835
BNP Paribas SA (Fiserv, Inc.)
(b)
:
13.33%, 05/07/21 ................. 54 6,500,085
9.50%, 08/02/21 .................. 22 2,675,731
Royal Dutch Shell plc (Mastercard, Inc.),
11.40%, 07/29/21 ................. 28 10,760,922
93,881,726
Leisure Products — 0.0%
Royal Bank of Canada (Hasbro, Inc.),
10.44%, 07/28/21
(b)
................ 27 2,737,253
Life Sciences Tools & Services — 0.3%
Citigroup Global Markets Holdings, Inc.
(Thermo Fisher Scientific, Inc.):
10.59%, 05/20/21
(b)
................ 40 18,941,214
10.07%, 05/26/21
(b)
................ 24 11,036,430
11.19%, 05/27/21
(b)
................ 20 9,550,172
9.65%, 07/22/21 .................. 23 10,726,257
Merrill Lynch International & Co. (Charles
River Laboratories International, Inc.),
14.17%, 05/05/21 ................. 23 7,144,621
57,398,694
Machinery — 0.2%
Barclays Bank plc (Cummins, Inc.),
11.91%, 06/04/21 ................. 10 2,619,416
Barclays Bank plc (Otis Worldwide Corp.),
11.80%, 06/04/21 ................. 35 2,762,673
Canadian Imperial Bank of Commerce (Pentair
plc), 11.23%, 06/17/21 .............. 63 4,100,443
Credit Suisse AG (Ingersoll Rand, Inc.),
17.10%, 05/12/21 ................. 78 3,893,242
Royal Bank of Canada (PACCAR, Inc.),
10.67%, 06/04/21
(b)
................ 29 2,602,680
Royal Bank of Canada (Stanley Black & Decker,
Inc.)
(b)
:
14.70%, 06/04/21 ................. 13 2,696,053
11.68%, 07/30/21 ................. 19 4,038,107
Royal Bank of Canada (Xylem Inc),
12.78%, 05/06/21
(b)
................ 37 4,102,958
Security
Par (000)
Par (000) Value
Machinery (continued)
Royal Dutch Shell plc (Parker-Hannifin Corp.),
12.40%, 08/05/21 ................. USD 17 $ 5,414,787
32,230,359
Media — 0.2%
Barclays Bank plc (Interpublic Group of Cos.,
Inc. (The)), 12.00%, 07/28/21 ......... 87 2,708,438
Citigroup Global Markets Holdings, Inc.
(Comcast Corp.), 8.79%, 07/02/21
(b)
..... 358 20,188,820
Merrill Lynch International & Co. (Omnicom
Group, Inc.):
12.16%, 06/07/21 ................. 137 11,086,041
12.30%, 07/28/21 ................. 33 2,720,017
36,703,316
Metals & Mining — 0.0%
Bank of Montreal (Newmont Corp.),
17.58%, 05/06/21 ................. 83 5,219,808
Multiline Retail — 0.3%
Barclays Bank plc (Kohl's Corp.),
19.35%, 05/18/21 ................. 208 12,314,318
Citigroup Global Markets Holdings, Inc. (Target
Corp.)
(b)
:
11.17%, 05/19/21 ................. 37 6,978,116
12.11%, 05/19/21 ................. 34 6,847,011
14.75%, 05/19/21 ................. 44 8,257,303
JPMorgan Structured Products BV (Dollar Tree,
Inc.), 12.87%, 06/17/21
(b)
............ 115 13,179,138
47,575,886
Oil, Gas & Consumable Fuels — 0.3%
BNP Paribas SA (Marathon Oil Corp.),
55.68%, 05/06/22
(b)
................ 209 2,375,669
BNP Paribas SA (Occidental Petroleum Corp.),
16.96%, 05/05/21
(b)
................ 318 8,076,011
Merrill Lynch International & Co. (Devon Energy
Corp.), 16.40%, 05/06/21 ............ 359 8,422,711
Merrill Lynch International & Co. (Exxon Mobil
Corp.), 20.24%, 05/21/21 ............ 462 26,343,173
Royal Dutch Shell plc (Chevron Corp.),
11.55%, 07/30/21 ................. 91 9,402,313
54,619,877
Personal Products — 0.1%
JPMorgan Structured Products BV (Estee
Lauder Cos. Inc. (The)), 12.17%, 05/03/21
(b)
36 11,314,256
Pharmaceuticals — 0.2%
Merrill Lynch International & Co. (Johnson &
Johnson):
9.94%, 06/07/21 .................. 162 26,380,007
6.57%, 07/16/21 .................. 56 9,198,140
35,578,147
Professional Services — 0.0%
Royal Bank of Canada (TransUnion),
10.03%, 07/28/21
(b)
................ 51 5,364,236
Road & Rail — 0.0%
Merrill Lynch International & Co. (CSX Corp.),
10.11%, 07/22/21 ................. 65 6,605,402
Semiconductors & Semiconductor Equipment — 0.5%
Credit Suisse AG (ASML Holding NV),
17.75%, 05/06/21 ................. EUR 56 36,208,393
JPMorgan Structured Products BV (NVIDIA
Corp.), 14.46%, 05/21/21
(b)
........... USD 65 35,863,634
Royal Bank of Canada (Broadcom, Inc.),
10.04%, 06/03/21
(b)
................ 17 7,668,590

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Royal Bank of Canada (Intel Corp.),
14.24%, 05/24/21
(b)
................ USD 303 $ 17,544,924
97,285,541
Software — 0.9%
Credit Suisse AG (Autodesk, Inc.),
15.80%, 05/27/21 ................. 19 5,538,353
JPMorgan Structured Products BV (Microsoft
Corp.)
(b)
:
9.39%, 05/24/21 .................. 83 20,774,976
12.65%, 06/08/21 ................. 81 20,470,600
8.82%, 06/09/21 .................. 212 54,041,010
8.76%, 06/17/21 .................. 104 26,385,885
JPMorgan Structured Products BV (salesforce.
com, Inc.), 9.45%, 05/28/21
(b)
.......... 43 9,678,634
Royal Bank of Canada (Adobe, Inc.),
11.14%, 06/14/21
(b)
................ 23 11,178,349
Royal Bank of Canada (Intuit, Inc.),
15.71%, 05/21/21
(b)
................ 10 4,104,945
Royal Bank of Canada (Oracle Corp.),
10.58%, 06/16/21
(b)
................ 58 4,152,578
156,325,330
Specialty Retail — 0.5%
BNP Paribas SA (L Brands Inc),
35.05%, 05/19/22
(b)
................ 70 4,228,343
BNP Paribas SA (Lowe's Cos, Inc.)
(b)
:
12.32%, 05/18/21 ................. 113 21,110,035
15.55%, 05/19/21 ................. 60 10,953,823
JPMorgan Structured Products BV (AutoZone,
Inc.)
(b)
:
9.99%, 05/26/21 .................. 3 4,090,475
13.64%, 05/26/21 ................. 3 4,151,866
JPMorgan Structured Products BV (O'Reilly
Automotive, Inc.), 12.17%, 05/17/21
(b)
.... 5 2,755,878
Merrill Lynch International & Co. (Advance Auto
Parts, Inc.), 14.44%, 05/14/21 ......... 103 18,476,951
Nomura Bank International plc (Home Depot,
Inc. (The)), 11.72%, 05/17/21 .......... 104 28,314,624
94,081,995
Technology Hardware, Storage & Peripherals — 0.5%
Citigroup Global Markets Holdings, Inc. (Apple,
Inc.):
15.04%, 05/25/21 ................. 217 28,129,859
13.16%, 06/04/21
(b)
................ 50 6,625,486
9.64%, 06/30/21 .................. 350 46,850,168
Credit Suisse AG (Logitech International SA),
13.65%, 05/06/21 ................. CHF 64 7,192,382
88,797,895
Textiles, Apparel & Luxury Goods — 0.0%
Nomura Holdings, Inc. (Deckers Outdoor
Corp.), 13.08%, 05/20/21 ............ USD 8 2,619,095
Royal Bank of Canada (Tapestry, Inc.),
13.54%, 08/12/21
(b)
................ 85 4,062,849
6,681,944
Trading Companies & Distributors — 0.1%
Citigroup Global Markets Holdings, Inc. (United
Rentals, Inc.), 11.38%, 07/02/21
(b)
...... 41 13,518,680
Total Equity-Linked Notes — 12.6%
(Cost: $2,213,107,856) ............................ 2,267,182,339
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests — 5.6%
Aerospace & Defense — 0.2%
(a)
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.70%
,
 04/06/26 .................. USD 5,399 $ 5,241,193
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.70%
,
 04/06/26 .................. 2,903 2,817,847
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 4,383 4,377,921
Peraton Corp., 2nd Lien Term Loan B1,
02/26/29
(c)(n)
..................... 2,672 2,712,080
Peraton Corp., Delayed Draw Term Loan,
02/01/28
(n)
...................... 7,714 7,704,733
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 1,965 1,969,465
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 12/09/25 ...... 4,739 4,677,256
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 08/22/24 ...... 4,382 4,328,492
33,828,987
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., Term
Loan, 04/06/28
(a)(n)
................. 510 508,725
Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan,
04/20/28
(n)
...................... 1,500 1,541,250
American Airlines, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.00%),
2.11%, 04/28/23 ................ 1,862 1,790,448
(LIBOR USD 1 Month + 2.00%),
2.11%, 12/15/23 ................ 3,634 3,496,193
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 . 1,013 1,038,583
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 5,198 5,021,149
United AirLines, Inc., Term Loan B, 04/21/28
(n)
3,511 3,549,867
16,437,490
Auto Components — 0.1%
(a)
Adient US LLC, Term Loan B1, 04/10/28
(n)
... 936 934,596
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 04/30/26 . 9,061 8,961,552
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 01/31/28 ...... 2,965 2,957,261
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 02/05/26 .................. 3,761 3,707,730
16,561,139
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.36%
,
 12/12/25
(a)
..... 5,461 5,450,768
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 .................. 570 564,635
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 .. 3,158 3,149,126
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 1,424 1,420,250

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Building Products (continued)
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 .................. USD 674 $ 675,153
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ...... 5,456 5,445,227
11,254,391
Capital Markets — 0.1%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.61%
,
 07/31/26 .................. 1,605 1,603,625
Azalea TopCo, Inc., 1st Lien Term Loan:
(LIBOR USD 3 Month + 3.50%),
3.71%, 07/24/26 ................ 3,611 3,582,362
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.36%
,
 04/12/24
(c)
.... 1,439 1,431,781
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.95%
,
 04/01/28 . 728 727,847
Jefferies Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.13%
,
 06/03/26 ..... 1,852 1,832,650
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.20%
,
 05/29/26 ............ 2,507 2,154,108
11,332,373
Chemicals — 0.2%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month +
2.50%), 3.00%
,
 03/18/28 ............ 4,289 4,258,634
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 .................. 960 957,302
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 4,491 4,550,526
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.95%
,
 06/01/24 ............ 2,403 2,386,113
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 .................. 875 874,458
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. 789 772,845
Illuminate Buyer LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 3.61%
,
 06/30/27 . 3,195 3,171,964
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 03/28/25 .. 701 694,144
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.70%
,
 03/02/26 .................. 3,396 3,358,579
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.37%
,
 05/15/24 ............ 3,347 3,306,756
Oxea Holding Vier GmbH, Term Loan B2,
10/14/24
(n)
...................... 2,857 2,818,545
Sparta US HoldCo LLC, Term Loan,
0.00%
,
 04/28/28 .................. 1,445 1,445,000
WR Grace & Co., Term Loan B, 03/30/28
(c)(n)
.. 969 964,155
29,559,021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 07/10/26 .................. USD 3,874 $ 3,863,549
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 09/07/27 . 2,731 2,719,749
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 7,337 7,127,357
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.15% - 3.19%
,
 09/06/24 . 2,440 2,427,696
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26 .................. 954 940,062
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 2,764 2,758,286
Spring Education Group, Inc., 1st Lien Term
Loan, 07/30/25
(n)
.................. 3,327 3,208,345
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/02/26 .. 8,507 8,492,316
Trugreen Ltd. Partnership, 1st Lien Term Loan,
11/02/27
(n)
...................... 1,411 1,408,853
US Ecology Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 11/02/26 .................. 575 574,369
33,520,582
Construction & Engineering — 0.0%
(a)
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 .................. 1,507 1,493,509
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.12%
,
 01/21/28 ............ 1,279 1,273,081
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.11%
,
 05/23/25 ..... 4,201 4,137,036
6,903,626
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, 01/15/27
(n)
........... 3,547 3,514,655
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%
,
 08/01/24 ...... 3,482 3,467,579
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 1,970 1,968,334
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 3.11% -
3.19%
,
 05/29/26 .................. 863 855,261
9,805,829
Containers & Packaging — 0.1%
(a)
BWay Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.44%
,
 04/03/24 ...... 4,882 4,711,325
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/01/27 .................. 5,782 5,799,493
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 . 3,035 3,000,058
Klockner Finco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.75%),
5.25%
,
 02/12/26 .................. 1,516 1,510,785
Pactiv Evergreen, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.86%
,
 02/05/23 . 3,496 3,486,815
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 02/05/26 . 1,013 1,003,832

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Tosca Services LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.25%
,
 08/18/27 ...... USD 1,198 $ 1,198,752
20,711,060
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 10/28/27
(a)
1,351 1,348,474
Diversified Consumer Services — 0.2%
AlixPartners LLP, Term Loan, 02/04/28
(a)(n)
... 4,172 4,151,808
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24
(a)
.... 834 832,768
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23
(a)
................. 5,575 5,546,763
Mavis Tire Express Services TopCo LP, Term
Loan, 0.00%
,
 05/04/28
(o)
............. 3,114 3,106,215
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 12/22/25
(a)
................. 1,634 1,651,365
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27
(a)
3,694 3,939,392
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24
(a)
................. 1,543 1,531,589
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 01/15/27
(a)
........... 6,859 6,906,457
27,666,357
Diversified Financial Services — 0.9%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . 1,479 1,479,000
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 08/05/27
(c)
1,198 1,193,495
Atlas CC Acquisition Corp., Term Loan B:
+ 0.00%), 0.00%, 04/28/28 ........... 9,463 9,387,766
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.44%
,
 10/30/26 ...... 2,106 2,086,005
Belron Group SA, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 04/13/28 ...... 3,567 3,549,003
Colorado Plaza, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
10.00%
,
 05/15/21
(c)
................ 9,600 8,832,000
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 ..... 9,574 9,541,852
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 5,582 5,589,242
Deerfield Holdings Corp., 2nd Lien Term Loan,
04/07/28
(c)(n)
..................... 1,440 1,465,200
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 07/11/25 .................. 2,234 2,188,580
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 8,766 8,924,928
Houston Center, Term Loan, 12/09/22
(c)(n)
.... 38,816 38,730,819
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/17/27 .................. 910 907,563
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(n)
.............. 202 201,681
Lealand Finance Co., BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 06/28/24
(c)
. 41 32,447
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Lealand Finance Co., BV, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.11%
,
 06/30/25 .. USD 382 $ 162,917
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 11/02/27 .. 1,614 1,615,631
Milano Acquisition Corp., 1st Lien Term Loan B,
10/01/27
(n)
...................... 10,394 10,394,460
Park Avenue Tower, Term Loan, 03/09/24
(c)(n)
. 31,329 31,269,451
Refficiency Holdings LLC, Delayed Draw Term
Loan, 12/16/27
(c)(n)
................. 159 159,252
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 12/16/27
(c)
827 826,039
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 01/23/25 .................. 3,008 2,855,854
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 8.00%),
9.00%
,
 02/28/25 .................. 2,114 2,154,656
UPC Financing Partnership, Term Loan B,
01/31/29
(n)
...................... 413 409,258
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 12,400 12,477,884
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 12/20/24 . 2,077 2,053,845
White Cap Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.50%
,
 10/19/27 ..... 1,309 1,308,464
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 04/30/28 .................. 2,902 2,870,165
162,667,457
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 3 Month + 2.75%),
2.93%, 07/15/25 ................ 957 937,282
(LIBOR USD 3 Month + 2.75%),
2.95%, 01/31/26 ................ 3,063 2,997,595
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.20%
,
 08/14/26 ..... 3,403 3,389,293
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. 782 778,551
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 .................. 1,328 1,324,729
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 10/08/21 .................. 2,727 2,715,981
GCI LLC, Term Loan B, (LIBOR USD 1 Month +
2.75%), 3.50%
,
 10/15/25 ............ 1,628 1,620,495
Iridium Satellite LLC, Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 11/04/26 .. 1,538 1,540,383
MTN Infrastructure TopCo, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 .................. 3,009 3,003,709
Virgin Media Bristol LLC, Term Loan Q,
01/31/29
(n)
...................... 2,990 2,983,272
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 03/09/27 .. 12,648 12,512,856
33,804,146

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 01/15/25 .................. USD 1,601 $ 1,576,488
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 12/13/25 . 1,592 1,537,476
3,113,964
Electrical Equipment — 0.0%
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25
(a)
998 995,742
Entertainment — 0.1%
(a)
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 .................. 3,032 2,944,050
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.86%
,
 03/13/28 . 3,488 3,467,944
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 05/30/25 .................. 87 86,017
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 3
Month + 2.75%), 2.87% - 2.94%
,
 05/18/25 . 3,637 3,548,384
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.23%
,
 01/20/28 . 504 499,825
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 0.00%), 2.24%
,
 01/20/28
(c)
403 399,474
10,945,694
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.80%
,
 05/23/25 ..... 1,356 1,342,245
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.11%
,
 05/23/25 .. 1,544 1,534,497
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.86%
,
 06/27/23 ...... 3,546 3,503,860
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 09/13/26 ....... 2,422 2,372,357
8,752,959
Food Products — 0.2%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 11/19/26 .................. 2,749 2,703,821
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 10/01/25 .................. 2,097 2,092,386
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.61%
,
 10/10/26 ...... 218 218,003
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 3,801 3,799,000
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 01/29/27 .................. 8,704 8,570,441
Froneri International Ltd., Facility 2nd Lien
Term Loan, (LIBOR USD 1 Month + 5.75%),
5.86%
,
 01/31/28 .................. 279 281,268
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 1,686 1,677,323
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 05/15/24 .................. 500 494,613
Security
Par (000)
Par (000) Value
Food Products (continued)
Pathway Vet Alliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 03/31/27 .................. USD 1,577 $ 1,566,802
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 09/23/27 .................. 886 883,900
Triton Water Holdings, Inc., 1st Lien Term Loan,
03/31/28
(n)
...................... 4,198 4,181,586
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/20/28 .................. 726 725,272
27,194,415
Health Care Equipment & Supplies — 0.0%
(a)
Insulet Corp., Term Loan B, 0.00%
,
 05/04/28 . 903 904,129
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. 3,147 3,127,331
4,031,460
Health Care Providers & Services — 0.1%
(a)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 .................. 1,078 1,078,393
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 .................. 2,854 2,844,786
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 10/10/25 . 2,896 2,422,019
Eyecare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 02/18/27 .................. 2,881 2,842,240
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 .................. 1,418 1,409,558
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 08/06/26 . 3,562 3,560,019
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 06/30/25 .................. 3,386 3,379,921
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 .................. 75 74,623
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 .................. 2,099 2,103,084
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 08/13/26 . 2,462 2,461,835
22,176,478
Health Care Technology — 0.0%
(a)
Athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 02/11/26 .................. 351 351,878
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%
,
 03/01/24 .................. 3,147 3,142,320
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.11%
,
 08/27/25 .. 4,221 4,216,936
7,711,134

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 02/02/26 .................. USD 507 $ 492,337
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 10/19/24 ..... 1,528 1,530,743
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.86%
,
 12/23/24 .................. 6,429 6,354,465
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.61%
,
 07/21/25 .................. 5,129 5,140,971
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 04/18/24 . 522 515,456
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.70%
,
 07/10/25 . 1,582 1,585,295
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 11/30/23 .................. 1,963 1,957,525
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
................ 312 351,098
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 . 2,951 2,912,394
Hilton Washington Dupont Hotel, Term Loan,
(LIBOR USD 1 Month + 0.00%), 0.00% -
10.00%
,
 04/01/24
(c)
................ 14,250 13,110,000
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 4,513 4,500,009
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 ..... 2,693 2,671,466
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 . 4,179 4,132,864
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 606 579,337
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.86%
,
 08/14/24 .................. 1,527 1,504,215
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 .................. 2,427 2,389,998
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.87%
,
 07/31/26 ...... 2,354 2,337,042
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 05/30/25 .................. 975 965,666
Zaxby's Operating Co., LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/28/27 .................. 2,085 2,085,000
Zaxby's Operating Co., LP, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.50%),
7.25%
,
 12/28/28 .................. 327 330,816
55,446,697
Household Durables — 0.0%
(a)
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ................ 1,937 1,901,552
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27 .................. 1,602 1,600,479
3,502,031
Security
Par (000)
Par (000) Value
Household Products — 0.0%
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28
(a)
USD 644 $ 641,186
Independent Power and Renewable Electricity Producers — 0.0%
Exgen Renewables IV LLC, Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.75%
,
 12/15/27
(a)
1,597 1,596,598
Industrial Conglomerates — 0.0%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.11%
,
 03/31/25 ..... 995 983,896
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 . 1,804 1,801,680
2,785,576
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.36%, 05/09/25 ................ 6,368 6,283,220
(LIBOR USD 1 Month + 3.25%),
3.36%, 05/09/25 ................ 1,842 1,839,955
AmWINS Group LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 02/19/28 . 4,100 4,054,136
AssuredPartners, Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.61%, 02/12/27 ................ 1,707 1,689,812
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ................ 1,083 1,083,331
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.36%
,
 01/31/28 . 1,051 1,065,451
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 11/03/23 ....... 2,952 2,944,277
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 11/03/24 ....... 2,697 2,679,815
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.36%
,
 12/23/26 ...... 2,405 2,387,291
Hub International Ltd., Term Loan, 04/25/25
(n)
. 1,628 1,605,409
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 . 4,749 4,741,417
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 . 2,291 2,285,756
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.36%, 12/31/25 ................ 4,226 4,163,643
(LIBOR USD 1 Month + 3.75%),
3.86%, 09/03/26 ................ 2,004 1,992,306
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 1,879 1,879,197
USI, Inc., Term Loan:
(LIBOR USD 3 Month + 3.00%),
3.20%, 05/16/24 ................ 5,142 5,084,198
(LIBOR USD 3 Month + 3.25%),
3.45%, 12/02/26 ................ 257 254,230
46,033,444
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2,
10/22/27
(n)
...................... 1,359 1,357,147
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ...... 2,700 2,685,057
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 5,587 5,586,997

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.86%
,
 10/10/25 ..... USD 3,805 $ 3,786,287
13,415,488
Internet & Direct Marketing Retail — 0.0%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(a)
................. 3,105 3,097,734
IT Services — 0.3%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.00%), 3.50% -
5.25%
,
 09/19/24 .................. 5,118 5,095,607
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 .................. 805 809,693
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 10/30/26 .................. 6,573 6,509,105
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 .................. 5,004 5,004,807
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 2,963 3,037,075
Epicor Software Corp., Term Loan C, 07/30/27
(n)
5,333 5,322,420
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 08/10/27 .................. 2,989 2,968,066
IG Investments Holdings LLC, Term Loan,
05/23/25
(n)
...................... 2,079 2,076,518
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 0.11% -
3.36%
,
 11/29/24 .................. 2,774 2,729,039
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 12/01/25 .................. 1,077 1,074,653
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.43%
,
 08/01/25 .................. 1,409 1,217,320
Presidio Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.62% -
3.69%
,
 01/22/27 .................. 949 944,873
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 02/12/27 ............ 4,399 4,261,474
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27 ...... 1,285 1,294,621
Solera LLC, Term Loan, (LIBOR USD 1 Month
+ 2.75%), 2.86%
,
 03/03/23 ........... 558 554,440
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ............ 7,153 7,147,135
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25 .................. 2,284 2,255,940
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 1,762 1,747,761
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.86%
,
 11/16/26 ..... 1,540 1,527,591
Virtusa Corp., Term Loan, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/11/28 ........... 1,363 1,370,674
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 02/28/27 ....... 3,375 3,345,038
Security
Par (000)
Par (000) Value
IT Services (continued)
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.36%
,
 03/31/28 ........... USD 1,050 $ 1,045,244
61,339,094
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.00%), 3.00%
,
 11/21/24 .. 988 986,498
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/08/27 .. 2,598 2,597,838
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 .................. 2,956 2,955,157
eResearchTechnology, Inc., 1st Lien Term
Loan, 02/04/27
(n)
.................. 7,179 7,191,336
Iqvia, Inc., Term Loan B1, (LIBOR USD 1 Month
+ 1.75%), 1.86%
,
 03/07/24 ........... 2,095 2,088,079
Lonza Group AG, Term Loan B,
0.00%
,
 04/28/28 .................. 1,213 1,206,935
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.25%
,
 10/19/27 .................. 1,710 1,713,363
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.75%
,
 01/13/28 ............ 5,446 5,432,385
24,171,591
Machinery — 0.1%
(a)
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.75%), 3.50%
,
 03/31/27 ..... 2,216 2,206,620
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 03/01/27 .................. 1,714 1,690,048
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.27%
,
 03/28/25 ..... 10,502 10,270,903
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.48%
,
 06/30/27 ..... 2,638 2,641,059
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.86%
,
 03/02/27 ..... 6,356 6,317,272
23,125,902
Media — 0.3%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(a)
.... 1,241 1,237,631
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 03/03/25
(a)
................. 8,479 7,639,490
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(o)
................ 2,515 2,933,941
Cable One, Inc., Term Loan, 0.00%
,
 04/28/28
(a)
(c)
............................ 1,247 1,245,441
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 04/30/25
(a)
................. 3,371 3,359,723
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.65% - 3.69%
,
 08/21/26
(a)
........... 10,960 10,606,747
CSC Holdings LLC, Term Loan:
(a)
(LIBOR USD 1 Month + 2.25%),
2.36%, 07/17/25 ................ 2,100 2,074,123
(LIBOR USD 1 Month + 2.50%),
2.61%, 04/15/27 ................ 1,706 1,694,887
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................. 1,755 1,751,532

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(a)
................. USD 494 $ 499,022
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................. 310 314,690
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 6,362 5,828,600
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/24/25
(a)
................. 1,804 1,784,283
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 08/15/26
(a)
................. 1,192 1,190,505
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.62%
,
 09/18/26
(a)
................. 863 858,323
Radiate HoldCo LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
2,998 2,998,904
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
3.12%
,
 04/01/28
(a)
................. 686 681,437
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 12/17/26
(a)
................. 3,196 3,169,078
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(c)
... 4,660 4,660,294
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 01/31/28
(a)
................. 1,717 1,702,266
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.86%
,
 12/31/28
(a)
................. 4,474 4,475,968
60,706,885
Metals & Mining — 0.0%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.69%
,
 07/31/25 .................. 1,952 1,946,357
Equinox Holdings, Inc., 1st Lien Term Loan B1,
03/08/24
(n)
...................... 6,953 6,595,450
8,541,807
Oil, Gas & Consumable Fuels — 0.0%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ............ 2,183 2,415,861
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.20%
,
 02/07/25 . 2,184 2,151,007
Murphy USA, Inc., Term Loan B, (LIBOR USD 1
Month + 1.75%), 2.25%
,
 01/31/28 ...... 916 916,577
5,483,445
Paper & Forest Products — 0.0%
Spa Holdings 3 Oy, Facility Term Loan B,
02/04/28
(a)(c)(n)
.................... 477 475,495
Personal Products — 0.1%
(a)
Organon & Co., Term Loan, 04/08/28
(n)
..... 2,372 2,365,074
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.00%),
4.50%
,
 10/01/26 .................. 8,646 8,642,039
11,007,113
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 .................. USD 2,919 $ 2,859,492
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 06/02/25 .. 6,402 6,390,014
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.09%
,
 11/15/27 .................. 1,617 1,597,190
Jazz Pharmaceuticals, Inc., Term Loan,
04/21/28
(n)
...................... 2,963 2,969,163
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(n)
.............. 372 370,013
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 .................. 3,315 3,295,851
17,481,723
Professional Services — 0.1%
(a)
Celestial-Saturn Parent, Inc., Term Loan,
04/14/28
(n)
...................... 3,523 3,502,073
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 02/06/26 .................. 11,922 11,851,052
Nielsen Finance LLC, Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 10/04/23 .. —
(p)
63
15,353,188
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 3.00%
,
 02/08/25
(a)
..... 65 64,064
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.61%
,
 02/25/27
(a)
4,226 4,215,437
Software — 0.7%
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25
(a)
................. 3,226 3,219,338
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.86%
,
 10/02/25
(a)
2,479 2,465,028
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(a)
3,234 3,229,706
Cloudera, Inc., Term Loan, 12/22/27
(a)(n)
..... 1,389 1,382,452
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.36%
,
 04/22/27
(a)
................. 1,494 1,489,872
Delta Topco, Inc., 1st Lien Term Loan,
12/01/27
(a)(n)
..................... 5,560 5,556,052
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28
(a)
779 793,606
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 2
Month + 4.75%), 5.75%
,
 09/29/23
(a)
..... 1,720 1,651,728
First Advantage Holdings LLC, 1st Lien Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/31/27
(a)
................. 2,718 2,693,117
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(a)
................. 8,395 8,408,066
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.93%
,
 03/11/28
(a)
................. 5,499 5,457,984
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(o)
................. 2,696 2,748,249

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Software (continued)
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.36%
,
 02/25/27
(a)
..... USD 10,156 $ 10,058,601
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.86%
,
 09/30/24
(a)
..... 3,611 3,608,592
MH Sub I LLC, 1st Lien Term Loan:
(a)
(LIBOR USD 1 Month + 3.50%),
3.61%, 09/13/24 ................ 10,627 10,522,264
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 ................ 1,975 1,972,815
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.36%
,
 02/23/29
(a)
3,512 3,542,730
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(a)
1,616 1,617,341
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27
(a)
................. 3,342 3,344,496
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.12%
,
 04/26/24
(a)
................. 1,467 1,461,820
RealPage, Inc., 1st Lien Term Loan, 04/24/28
(a)
(n)
............................ 12,188 12,125,623
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.37%
,
 08/01/25
(a)
................. 6,029 5,953,989
SolarWinds Holdings, Inc., 1st Lien Term Loan,
02/05/24
(a)(n)
..................... 607 597,856
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25
(a)
................. 1,694 1,673,036
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.37%
,
 03/03/28
(a)
................. 5,559 5,618,696
UKG Inc., 1st Lien Term Loan:
(a)
(LIBOR USD 1 Month + 3.75%),
3.86%, 05/04/26 ................ 5,382 5,381,751
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ................ 6,833 6,835,323
UKG Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27
(a)
..... 2,831 2,910,636
116,320,767
Specialty Retail — 0.1%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.50%
,
 11/13/25 .. 1,314 1,305,549
EG Group Ltd., Term Loan, 03/11/26
(n)
...... 405 401,962
MED ParentCo., LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 08/31/26 .................. 1,658 1,649,737
MED ParentCo., LP, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.36%
,
 08/31/26 .................. 416 413,707
Optiv Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ...... 1,835 1,786,718
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 9,093 9,111,186
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 .................. 1,251 1,245,533
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 .................. 699 696,379
16,610,771
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 04/29/23
(a)
USD 713 $ 712,192
Trading Companies & Distributors — 0.0%
(a)
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24
(c)
1,572 1,540,651
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 5,174 4,604,504
6,145,155
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.51%
,
 05/27/24 .................. 2,137 2,060,824
Gogo Inc., Term Loan B, 04/21/28
(n)
....... 1,323 1,314,468
Hargray Communications Group, Inc., Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.75%
,
 05/16/24 .................. 2,881 2,875,726
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.87%
,
 04/11/25 .. 1,701 1,688,361
7,939,379
Total Floating Rate Loan Interests — 5.6%
(Cost: $1,012,287,178) ............................ 1,012,495,033
Foreign Agency Obligations — 0.4%
Bahrain — 0.0%
CBB International Sukuk Programme Co.,
6.25%
,
11/14/24
(b)
................. 868 952,521
Chile — 0.1%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
...................... 1,175 1,267,531
Empresa de Transporte de Pasajeros Metro
SA
(b)
:
3.65%, 05/07/30 .................. 455 488,556
5.00%, 01/25/47 .................. 3,365 3,897,722
5,653,809
China — 0.0%
China Minmetals Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.72%), 3.75%
(a)(k)
................ 520 525,135
Colombia — 0.0%
Ecopetrol SA, 5.38%
,
06/26/26 .......... 4,642 5,209,252
France — 0.1%
Electricite de France SA
(a)(k)
:
(GBP Swap 13 Year + 3.96%), 6.00% .... GBP 600 927,237
(EUR Swap Annual 5 Year + 3.37%), 2.87% EUR 600 751,647
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 1,260,860
(EUR Swap Annual 5 Year + 4.00%), 3.37% 3,000 3,831,847
6,771,591
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 .................. USD 3,283 3,330,809
Pertamina Persero PT, 3.10%
,
08/27/30 .... 4,972 5,053,342
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara:
6.15%, 05/21/48 .................. 2,900 3,568,450
4.88%, 07/17/49 .................. 1,800 1,925,460
13,878,061
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 .................. EUR 100 127,296

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Italy (continued)
2.63%, 04/28/25 .................. EUR 725 $ 896,800
(EUR Swap Annual 5 Year + 8.92%), 8.50%,
09/10/30
(a)
.................... 200 244,057
1,268,153
Mexico — 0.1%
Petroleos Mexicanos:
6.50%, 03/13/27 .................. USD 5,226 5,539,560
6.84%, 01/23/30 .................. 5,358 5,505,345
5.95%, 01/28/31 .................. 6,552 6,325,301
6.35%, 02/12/48 .................. 2,084 1,771,400
7.69%, 01/23/50 .................. 2,900 2,791,250
21,932,856
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
.............. 2,960 3,019,200
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%
,
09/28/27
(b)
...................... 1,865 1,772,100
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
:
1.25%, 11/24/23 .................. 330 332,887
2.25%, 11/24/30 .................. 4,020 3,873,773
4,206,660
Total Foreign Agency Obligations — 0.4%
(Cost: $61,383,877) ............................... 65,189,338
Foreign Government Obligations — 1.8%
Bahrain — 0.1%
Kingdom of Bahrain:
7.00%, 01/26/26 .................. 4,889 5,607,988
4.25%, 01/25/28
(b)
................. 2,115 2,115,000
7.38%, 05/14/30 .................. 2,311 2,613,308
10,336,296
Brazil — 0.1%
Federative Republic of Brazil:
6.00%, 04/07/26 .................. 2,272 2,643,046
4.63%, 01/13/28 .................. 6,631 7,108,847
3.88%, 06/12/30 .................. 5,274 5,225,545
14,977,438
Chile — 0.1%
Republic of Chile:
3.24%, 02/06/28 .................. 4,811 5,226,851
2.45%, 01/31/31 .................. 4,187 4,266,291
3.50%, 01/25/50 .................. 2,100 2,166,019
11,659,161
Colombia — 0.1%
Republic of Colombia:
8.13%, 05/21/24 .................. 4,414 5,260,384
3.88%, 04/25/27 .................. 2,562 2,726,609
4.50%, 03/15/29 .................. 3,308 3,600,138
3.25%, 04/22/32 .................. 2,205 2,156,490
4.13%, 05/15/51 .................. 1,110 1,043,955
14,787,576
Dominican Republic — 0.1%
Dominican Republic Government Bond:
5.95%, 01/25/27 .................. 2,355 2,672,925
4.50%, 01/30/30
(b)
................. 7,030 7,288,352
4.88%, 09/23/32
(b)
................. 4,650 4,865,063
Security
Par (000)
Par (000) Value
Dominican Republic (continued)
6.40%, 06/05/49 .................. USD 3,800 $ 4,117,775
18,944,115
Egypt — 0.1%
(b)
Arab Republic of Egypt:
6.13%, 01/31/22 .................. 1,155 1,184,814
6.13%, 01/31/22 .................. 1,915 1,964,431
5.75%, 05/29/24 .................. 2,510 2,655,580
5.88%, 06/11/25 .................. 3,568 3,786,094
5.25%, 10/06/25 .................. 4,455 4,627,631
7.60%, 03/01/29 .................. 4,215 4,564,845
5.88%, 02/16/31 .................. 695 668,069
6.38%, 04/11/31 .................. EUR 4,285 5,366,722
24,818,186
Ghana — 0.0%
Republic of Ghana, 8.63%
,
04/07/34
(b)
...... USD 4,355 4,484,289
Indonesia — 0.1%
Republic of Indonesia:
4.75%, 01/08/26 .................. 6,864 7,806,942
3.50%, 01/11/28 .................. 1,220 1,319,735
4.10%, 04/24/28 .................. 4,070 4,541,357
4.75%, 02/11/29 .................. 1,527 1,779,123
5.13%, 01/15/45 .................. 5,000 6,016,562
21,463,719
Israel — 0.0%
State of Israel Government Bond, 2.75%
,
07/03/30 ....................... 2,503 2,637,536
Mexico — 0.1%
United Mexican States:
4.50%, 04/22/29 .................. 5,024 5,637,242
4.75%, 03/08/44 .................. 2,402 2,544,318
4.35%, 01/15/47 .................. 8,830 8,790,265
4.50%, 01/31/50 .................. 2,560 2,601,280
19,573,105
Mongolia — 0.0%
State of Mongolia, 8.75%
,
03/09/24 ....... 4,517 5,209,513
Morocco — 0.0%
Kingdom of Morocco
(b)
:
3.00%, 12/15/32 .................. 3,795 3,604,064
4.00%, 12/15/50 .................. 3,736 3,361,233
6,965,297
Pakistan — 0.0%
Islamic Republic of Pakistan:
6.00%, 04/08/26 .................. 2,125 2,183,438
7.38%, 04/08/31 .................. 2,515 2,640,750
4,824,188
Panama — 0.1%
Republic of Panama:
4.00%, 09/22/24 .................. 3,655 3,976,640
3.88%, 03/17/28 .................. 1,187 1,305,181
2.25%, 09/29/32 .................. 2,733 2,618,214
4.50%, 05/15/47 .................. 4,610 5,097,795
4.50%, 04/01/56 .................. 1,320 1,450,185
14,448,015
Paraguay — 0.1%
(b)
Republic of Paraguay:
5.00%, 04/15/26 .................. 4,144 4,647,237
4.95%, 04/28/31 .................. 5,265 5,910,950
2.74%, 01/29/33 .................. 5,498 5,227,567
5.40%, 03/30/50 .................. 4,031 4,540,669

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Paraguay (continued)
5.40%, 03/30/50 .................. USD 2,075 $ 2,337,358
22,663,781
Peru — 0.1%
Republic of Peru:
7.35%, 07/21/25 .................. 2,094 2,568,160
2.39%, 01/23/26 .................. 3,358 3,448,876
4.13%, 08/25/27 .................. 3,060 3,385,699
1.86%, 12/01/32 .................. 2,600 2,364,862
3.30%, 03/11/41 .................. 4,910 4,804,435
16,572,032
Philippines — 0.1%
Republic of Philippines:
3.75%, 01/14/29 .................. 5,221 5,851,762
2.95%, 05/05/45 .................. 4,573 4,378,076
10,229,838
Qatar — 0.1%
(b)
State of Qatar:
4.50%, 04/23/28 .................. 4,627 5,390,455
4.00%, 03/14/29 .................. 9,177 10,415,895
15,806,350
Romania — 0.1%
Romania Government Bond:
3.00%, 02/14/31
(b)
................. 4,944 5,028,357
4.00%, 02/14/51 .................. 2,552 2,535,731
7,564,088
Russia — 0.1%
Russian Federation:
4.75%, 05/27/26 .................. 4,400 4,964,575
4.25%, 06/23/27 .................. 4,600 5,094,500
10,059,075
Saudi Arabia — 0.1%
(b)
Kingdom of Saudi Arabia:
4.00%, 04/17/25 .................. 3,327 3,658,244
3.63%, 03/04/28 .................. 2,470 2,696,623
4.38%, 04/16/29 .................. 7,447 8,500,285
14,855,152
South Africa — 0.0%
Republic of South Africa, 4.88%
,
04/14/26 ... 2,503 2,666,164
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka:
6.25%, 07/27/21 .................. 473 457,568
5.75%, 01/18/22 .................. 1,750 1,574,235
5.75%, 04/18/23 .................. 2,591 1,872,483
6.85%, 03/14/24 .................. 7,147 4,946,171
6.35%, 06/28/24 .................. 7,362 5,106,467
7.85%, 03/14/29 .................. 7,244 4,707,695
7.55%, 03/28/30 .................. 7,233 4,696,025
23,360,644
Ukraine — 0.1%
(b)
Ukraine Government Bond:
8.99%, 02/01/24 .................. 3,160 3,472,840
7.75%, 09/01/27 .................. 1,112 1,192,133
9.75%, 11/01/28 .................. 3,073 3,557,574
7.25%, 03/15/33 .................. 1,905 1,908,929
10,131,476
Security
Par (000)
Par (000) Value
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 USD 4,449 $ 5,077,847
Total Foreign Government Obligations — 1.8%
(Cost: $307,134,554) .............................. 314,114,881
Shares
Shares
Investment Companies — 4.4%
iShares 1-5 Year Investment Grade Corporate
Bond ETF
*
...................... 810,949 44,448,115
iShares Core Dividend Growth ETF
*
....... 7,756,980 387,150,872
iShares iBoxx $ High Yield Corporate Bond
ETF
*
.......................... 4,111,785 359,534,480
MPLX LP ......................... 61,017 1,646,849
Western Midstream Partners LP .......... 24,894 488,918
Total Investment Companies — 4.4%
(Cost: $747,691,480) .............................. 793,269,234
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 4.5%
Collateralized Mortgage Obligations — 1.5%
Adjustable Rate Mortgage Trust
(a)
:
Series 2005-8, Class 2A1, 3.24%, 11/25/35 2,194 2,021,167
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 0.67%, 11/25/35 .... 1,233 1,220,066
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 0.65%, 11/25/35 .... 953 959,766
Alternative Loan Trust:
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 1.79%, 06/25/35
(a)
.... 493 471,560
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 0.73%, 08/25/35
(a)
... 1,514 1,366,408
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 0.63%, 12/25/35
(a)
... 229 215,519
Series 2005-63, Class 3A3, 2.92%,
11/25/35
(a)
.................... 2,459 2,342,416
Series 2005-63, Class 5A1, 3.31%,
12/25/35
(a)
.................... 87 84,762
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 69 68,547
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.71%, 01/25/36
(a)
... 2,623 2,499,305
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.14%,
02/25/36
(a)
.................... 5,144 4,874,804
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 766 612,589
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 1,162 869,795
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 545 368,466
Series 2006-2CB, Class A6, 5.50%,
03/25/36 ..................... 843 540,715
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 3,113 2,068,399
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,962 1,463,190
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 961 739,797
Series 2006-9T1, Class A7, 6.00%, 05/25/36 361 236,652

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-J7, Class 2A1, (Cost of Funds
for the 11th District of San Francisco +
1.50%), 1.91%, 11/20/46
(a)
......... USD 4,718 $ 3,537,104
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,433 927,526
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.87%,
11/25/46
(a)
.................... 6,427 5,569,601
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.19%), 0.30%, 11/25/46
(a)
.. 5,876 5,197,415
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 0.99%,
11/25/46
(a)
.................... 9,404 8,505,112
Series 2006-OA16, Class A2, (LIBOR USD 1
Month + 0.19%), 0.30%, 10/25/46
(a)
... 397 384,661
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 0.54%, 05/20/46
(a)
... 1,645 1,397,303
Series 2006-OA3, Class 2A1, (LIBOR USD 1
Month + 0.42%), 0.53%, 05/25/36
(a)
... 9,096 8,360,560
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.19%), 0.30%, 07/25/46
(a)
... 12,847 11,643,726
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 2,077 1,443,240
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 461 329,887
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 297 248,829
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 281 229,805
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,336 960,958
Series 2007-19, Class 1A8, 6.00%, 08/25/37 650 467,545
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,439 2,311,606
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 547 360,112
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,389 2,081,660
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 582 357,323
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 0.36%, 06/25/37
(a)
... 6,907 5,499,161
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,670 949,525
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 1.52%,
11/25/47
(a)
.................... 1,978 1,765,795
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.25%, 04/25/47
(a)
... 12,031 10,828,240
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.17%), 0.28%, 05/25/47
(a)
... 4,438 4,196,679
Series 2007-OA8, Class 2A1, (LIBOR USD 1
Month + 0.18%), 0.29%, 06/25/47
(a)
... 10,515 8,477,270
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 1,196 947,797
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 1.11%, 10/25/46
(a)
.... 12,193 11,695,011
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.08%,
10/25/46
(a)
.................... 5,569 4,587,872
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
.................... 815 784,195
Banc of America Funding Trust
(a)
:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 420 415,773
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-D, Class 6A1, 2.92%, 05/20/36 USD 360 $ 365,325
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 0.54%, 06/20/47 .... 1,371 1,246,754
Banc of America Mortgage Trust, Series 2004-
L, Class 4A1, 2.71%, 01/25/35
(a)
........ 2 1,892
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
0.55%, 04/25/36
(a)
................. 6,173 8,209,821
Bear Stearns Asset-Backed Securities I Trust
(d)
:
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ..................... 844 757,550
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 1,035 890,760
Bear Stearns Mortgage Funding Trust
(a)
:
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.28%, 03/25/37 .... 1,420 1,336,818
Series 2007-AR3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.25%, 03/25/37 .... 2,043 1,935,095
Series 2007-AR4, Class 1A1, (LIBOR USD 1
Month + 0.20%), 0.31%, 09/25/47 .... 2,469 2,429,305
CHL Mortgage Pass-Through Trust:
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 0.38%, 04/25/35
(a)
... 1,235 1,173,702
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 0.71%, 05/25/35
(a)
... 3,269 2,782,255
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.10%,
04/25/46
(a)
.................... 2,830 1,194,747
Series 2007-21, Class 1A1, 6.25%, 02/25/38 182 136,836
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 684 391,050
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 1,045 597,137
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 84 85,099
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
...................... 604 579,399
CSMC Mortgage-Backed Trust, Series 2006-8,
Class 1A1, 4.50%, 10/25/21 .......... —
(p)
330
CSMC Trust, Series 2011-4R, Class 1A2,
(LIBOR USD 1 Month + 1.50%), 1.62%,
09/27/37
(a)(b)
..................... 6,729 6,286,800
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD 1
Month + 0.19%), 0.30%, 08/25/47
(a)
..... 13,823 13,008,161
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 2.22%,
02/25/37
(a)
...................... 1,354 1,008,202
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.06%, 05/25/35
(a)
...... 47 45,580
GreenPoint Mortgage Funding Trust
(a)
:
Series 2006-AR1, Class GA1B, (LIBOR USD
1 Month + 0.17%), 0.28%, 02/25/36 ... 4,438 4,253,561
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 2.14%,
03/25/36 ..................... 1,688 1,668,594
GSR Mortgage Loan Trust, Series 2006-4F,
Class 1A1, 5.00%, 05/25/36 .......... 3 19,531
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.61%,
10/25/35
(a)
...................... 1,976 1,949,721
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 721 688,141
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,211 1,137,724

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
IndyMac INDX Mortgage Loan Trust
(a)
:
Series 2007-AR15, Class 1A1, 3.10%,
08/25/37 ..................... USD 122 $ 108,537
Series 2007-AR15, Class 2A1, 3.30%,
08/25/37 ..................... 599 520,425
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.26%,
12/25/37
(a)
...................... 9,954 10,241,238
Merrill Lynch Mortgage Investors Trust
(a)
:
Series 2005-A9, Class 2A1E, 2.67%,
12/25/35 ..................... 587 572,850
Series 2006-1, Class 2A1, 2.05%, 02/25/36 403 424,580
Octagon Investment Partners 26 Ltd., Series
2016-1, Class AR, 1.98%, 04/20/31
(a)
.... 2,250 2,229,567
Prima Capital CRE Securitization Ltd.
(b)(c)
:
Series 2015-4A, Class C, 4.00%, 08/24/49 . 3,210 3,143,553
Series 2016-6A, Class C, 4.00%, 08/24/40 . 16,500 16,455,450
Prime Mortgage Trust
(b)
:
Series 2006-DR1, Class 1A2, 6.00%,
05/25/35 ..................... 2 1,616
Series 2006-DR1, Class 2A1, 5.50%,
05/25/35 ..................... 453 414,902
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 213 204,557
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 329 185,139
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 46 43,740
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.06%,
04/25/47
(a)
...................... 261 171,578
Structured Asset Mortgage Investments II
Trust
(a)
:
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 0.57%, 02/25/36 .... 1,147 1,070,385
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.19%), 0.49%, 06/25/36 .... 8,460 7,932,193
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.38%), 0.49%, 07/25/46 .... 12,064 10,470,833
Series 2007-AR4, Class GA4B, (LIBOR USD
1 Month + 0.18%), 0.29%, 09/25/47 ... 2,434 2,477,025
WaMu Mortgage Pass-Through Certificates
Trust
(a)
:
Series 2007-OA4, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.77%), 0.91%,
05/25/47 ..................... 1,866 1,802,578
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 0.89%,
06/25/47 ..................... 6,724 6,391,292
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 0.95%,
07/25/47 ..................... 3,721 3,288,295
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-8, Class A5, 6.13%, 10/25/36
(d)
1,193 610,119
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 1.12%,
06/25/46
(a)
.................... 4,818 3,507,546
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 0.99%,
10/25/46
(a)
.................... 5,951 5,365,524
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 0.86%,
12/25/46
(a)
.................... USD 5,320 $ 4,673,063
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 0.98%,
05/25/47
(a)
.................... 3,520 3,191,730
267,163,419
Commercial Mortgage-Backed Securities — 2.9%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.78%, 06/05/37
(a)(b)
.......... 7,780 7,544,119
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.23%, 09/15/34
(a)(b)
.......... 29,015 28,650,940
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.21%, 04/15/35
(a)(b)
................ 3,467 3,434,335
Atrium Hotel Portfolio Trust
(a)(b)
:
Series 2017-ATRM, Class D, (LIBOR USD 1
Month + 1.95%), 2.06%, 12/15/36 .... 11,310 10,856,142
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 3.16%, 12/15/36 .... 1,490 1,414,152
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.61%, 11/15/32 .... 3,225 2,791,173
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.11%, 11/15/32 ..... 3,965 3,284,130
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.81%, 09/15/34 .... 11,982 11,869,353
Barclays Commercial Mortgage Trust, Series
2019-C3, Class C, 4.18%, 05/15/52 ..... 3,442 3,664,648
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 0.57%, 08/25/35 .... 3,713 3,558,578
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.59%, 11/25/35 .... 827 782,903
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.22%), 0.33%, 03/25/37 .... 3,006 2,907,041
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 0.40%, 07/25/37 .... 4,449 4,216,333
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.56%, 09/25/37 .... 1,200 1,136,249
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 1.61%, 12/25/37 .... 2,150 2,029,160
BBCMS Mortgage Trust
(a)(b)
:
Series 2018-CHRS, Class E, 4.41%,
08/05/38 ..................... 1,750 1,516,005
Series 2018-TALL, Class D, (LIBOR USD 1
Month + 1.45%), 1.56%, 03/15/37 .... 2,000 1,939,824
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a)(b)
................ 2,672 2,246,574
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-PW18, Class B, 6.69%,
06/11/50
(a)(b)
..................... 2,239 1,684,513
Benchmark Mortgage Trust
(a)
:
Series 2018-B3, Class D, 3.21%, 04/10/51
(b)
1,250 1,148,902
Series 2018-B7, Class C, 5.02%, 05/15/53 . 4,770 5,361,563
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.81%, 10/15/35
(a)(b)
3,600 3,640,380
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,774,908
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 2,073,521

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-1740, Class E, 4.81%,
01/10/35
(a)
.................... USD 951 $ 902,546
BX Commercial Mortgage Trust
(a)(b)
:
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.16%, 11/15/35 .... 10,150 10,143,652
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.11%, 11/15/35 ..... 11,550 11,572,555
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.41%, 10/15/36 .... 7,054 7,049,582
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.77%, 10/15/36 .... 15,810 15,809,973
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.61%, 12/15/36 .... 7,445 7,440,441
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.71%, 11/15/32 .... 6,410 6,438,502
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 1.02%, 02/15/33
(c)
... 14,812 14,812,000
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 2.26%, 02/15/33
(c)
... 8,685 8,685,000
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 4.36%, 02/15/33
(c)
... 5,735 5,735,000
BX Trust
(a)(b)
:
Series 2021-LBA, Class GJV, (LIBOR USD 1
Month + 3.00%), 3.12%, 02/15/36 .... 11,900 11,918,852
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 3.12%, 02/15/36 .... 8,900 8,914,099
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.36%, 01/15/34 .... 4,680 4,677,176
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.11%, 01/15/34 .... 7,240 7,235,639
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 .... 6,800 7,205,728
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 .... 10,985 11,132,844
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class C, 5.01%, 05/10/58
(a)
3,330 3,511,208
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.................... 3,600 3,753,606
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... 2,100 2,191,511
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.26%,
03/10/47
(a)
.................... 2,278 2,442,201
Series 2015-GC27, Class C, 4.57%,
02/10/48
(a)
.................... 2,267 2,415,182
Series 2016-C1, Class C, 5.11%, 05/10/49
(a)
2,870 3,022,280
Series 2016-C1, Class D, 5.11%, 05/10/49
(a)
(b)
.......................... 980 911,882
Series 2016-GC37, Class C, 5.08%,
04/10/49
(a)
.................... 2,640 2,786,363
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
.................... 3,446 3,059,881
Series 2016-P3, Class C, 5.05%, 04/15/49
(a)
1,271 1,338,808
Series 2018-C6, Class C, 5.23%, 11/10/51
(a)
3,976 4,366,455
Commercial Mortgage Trust:
Series 2013-300P, Class D, 4.54%,
08/10/30
(a)(b)
................... 3,000 3,115,899
Series 2013-GAM, Class E, 3.53%,
02/10/28
(a)(b)
................... 5,000 4,561,300
Series 2014-CR15, Class C, 4.89%,
02/10/47
(a)
.................... 2,050 2,213,215
Series 2015-CR23, Class B, 4.18%,
05/10/48
(a)
.................... 9,520 10,295,710
Series 2015-LC19, Class C, 4.38%,
02/10/48
(a)
.................... 6,513 6,944,587
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... USD 1,580 $ 1,530,065
Series 2015-LC21, Class C, 4.48%,
07/10/48
(a)
.................... 6,010 6,190,793
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(b)
................... 3,200 3,099,563
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 709 661,595
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.51%, 09/15/33
(a)(b)
.. 2,500 2,477,931
CSAIL Commercial Mortgage Trust
(a)
:
Series 2016-C6, Class C, 5.12%, 01/15/49 3,950 4,161,555
Series 2018-C14, Class D, 5.05%,
11/15/51
(b)
.................... 5,030 5,175,584
CSMC Trust, Series 2020-FACT, Class E,
(LIBOR USD 1 Month + 4.86%), 4.98%,
10/15/37
(a)(b)
..................... 4,661 4,739,075
DBUBS Mortgage Trust
(a)(b)
:
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.65%, 10/10/34 .... 10,428 10,715,455
Series 2017-BRBK, Class F, 3.65%,
10/10/34 ..................... 2,890 2,922,483
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
...... 1,500 1,591,789
GS Mortgage Securities Trust:
Series 2015-GC32, Class C, 4.57%,
07/10/48
(a)
.................... 1,075 1,151,677
Series 2015-GC32, Class D, 3.35%,
07/10/48 ..................... 1,162 1,094,319
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 2,749 2,509,040
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 1,260 1,111,707
Harvest Commercial Capital Loan Trust
(a)(b)
:
Series 2019-1, Class M4, 4.64%, 09/25/46 . 3,150 2,778,425
Series 2019-1, Class M5, 5.73%, 09/25/46 . 2,000 1,796,466
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.27%,
12/15/48
(a)(b)
..................... 1,898 1,864,376
JPMCC Commercial Mortgage Securities
Trust
(a)
:
Series 2017-JP5, Class C, 4.02%, 03/15/50 5,137 5,406,532
Series 2017-JP5, Class D, 4.77%,
03/15/50
(b)
.................... 7,320 7,274,732
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
1,486 1,425,774
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
:
Series 2015-JP1, Class D, 4.36%, 01/15/49 5,750 5,298,931
Series 2018-WPT, Class FFX, 5.54%,
07/05/33
(b)
.................... 666 672,831
Series 2019-OSB, Class E, 3.91%,
06/05/39
(b)
.................... 2,800 2,797,200
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
1.91%, 05/15/36
(a)(b)
................ 12,751 12,750,940
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.46%,
03/15/38
(a)(b)
..................... 10,938 10,955,539
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.87%, 03/10/50
(a)(b)
.... 3,375 3,412,991
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
.............. 3,305 3,387,614

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
................... USD 727 $ 722,779
Series 2015-C25, Class D, 3.07%, 10/15/48 3,435 3,372,739
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 1,812 1,759,264
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
.................... 3,161 3,267,847
Morgan Stanley Capital I Trust:
Series 2015-MS1, Class D, 4.17%,
05/15/48
(a)(b)
................... 7,725 6,883,214
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.06%, 11/15/34
(a)(b)
.. 3,998 3,999,258
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.71%, 11/15/34
(a)(b)
.. 7,904 7,897,399
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
7,130 5,912,822
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 1,570 1,334,500
Series 2018-H3, Class C, 5.01%, 07/15/51
(a)
2,880 3,214,360
Series 2018-MP, Class E, 4.42%, 07/11/40
(a)
(b)
.......................... 2,556 2,339,068
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 2.66%, 07/15/35
(a)(b)
.. 4,040 3,984,273
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a)(b)
....... 8,300 7,397,141
USDC, Series 2018-USDC, Class F, 4.64%,
05/13/38
(a)(b)
..................... 2,550 1,907,684
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
..................... 11,590 11,614,246
Velocity Commercial Capital Loan Trust, Series
2014-1, Class M6, 8.00%, 09/25/44
(a)(b)
... 1,418 1,425,418
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class B, 4.65%,
09/15/57
(a)
.................... 1,600 1,779,436
Series 2015-P2, Class D, 3.24%, 12/15/48
(b)
593 497,695
Series 2016-C37, Class C, 4.63%,
12/15/49
(a)
.................... 2,803 2,986,253
Series 2016-LC25, Class C, 4.56%,
12/15/59
(a)
.................... 8,320 8,854,374
Series 2016-NXS5, Class B, 5.12%,
01/15/59
(a)
.................... 1,875 2,098,029
Series 2016-NXS5, Class D, 5.15%,
01/15/59
(a)
.................... 1,130 1,205,795
Series 2016-NXS6, Class C, 4.46%,
11/15/49
(a)
.................... 4,783 5,050,782
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 3,383,440
Series 2017-C39, Class D, 4.49%,
09/15/50
(a)(b)
................... 1,690 1,562,334
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 487 403,949
Series 2018-C44, Class C, 4.99%,
05/15/51
(a)
.................... 2,346 2,436,072
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 2,150 1,895,969
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,235,927
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.91%, 09/15/57
(a)
... 1,300 1,358,739
518,864,911
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
:
Series 2015-SRCH, Class XA, 1.11%,
08/10/35 ..................... 76,588 3,484,733
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 ..................... 35,000 418,950
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.25%, 11/10/49 .... USD 62,618 $ 3,142,358
Commercial Mortgage Trust:
Series 2014-UBS5, Class XB2, 0.83%,
09/10/47
(b)
.................... 12,675 296,341
Series 2015-CR25, Class XA, 0.98%,
08/10/48 ..................... 12,793 386,320
GS Mortgage Securities Trust, Series 2014-
GC20, Class XA, 1.17%, 04/10/47 ...... 600 14,547
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.98%,
09/15/47 ....................... 6,766 157,602
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 1,401,107
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 1.14%, 03/10/50
(b)
..... 42,542 1,227,487
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C15, Class XB, 0.50%,
04/15/47
(b)
.................... 80,982 763,539
Series 2015-C26, Class XD, 1.48%,
10/15/48
(b)
.................... 12,675 692,055
Series 2016-C32, Class XA, 0.84%,
12/15/49 ..................... 31,390 999,346
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.76%, 03/15/49
(b)
..... 13,600 941,936
Natixis Commercial Mortgage Securities Trust
(b)
:
Series 2017-75B, Class XA, 0.34%,
04/10/37 ..................... 40,610 527,524
Series 2017-75B, Class XB, 0.11%, 04/10/37 27,000 90,377
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.40%,
08/15/49
(b)
.................... 11,784 651,537
Series 2016-LC25, Class XA, 1.11%,
12/15/59 ..................... 21,970 778,006
WFRBS Commercial Mortgage Trust:
Series 2014-C20, Class XB, 0.73%,
05/15/47 ..................... 57,079 977,667
Series 2014-LC14, Class XA, 1.43%,
03/15/47 ..................... 26,003 750,141
17,701,573
Total Non-Agency Mortgage-Backed Securities — 4.5%
(Cost: $776,515,962) .............................. 803,729,903
Preferred Securities — 3.3%
Capital Trusts — 2.5%
Banks — 0.8%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00% .... EUR 5,600 7,633,085
Bank of America Corp.:
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ....................... USD 532 613,236
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ....................... 48 53,820
Citigroup, Inc.:
Series Q, (LIBOR USD 3 Month + 4.10%),
4.29% ....................... 1,785 1,786,785
Series U, (SOFR + 3.81%), 5.00% ...... 38,394 40,313,700
Series V, (SOFR + 3.23%), 4.70% ...... 13,170 13,414,303
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 7,270 7,363,056
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.37% ................... 2,000 2,182,500

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
JPMorgan Chase & Co.:
Series FF, (SOFR + 3.38%), 5.00% ..... USD 18,180 $ 19,162,447
Series HH, (SOFR + 3.13%), 4.60% ..... 23,515 24,249,844
Postal Savings Bank of China Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.63%), 4.50% ....... 1,439 1,483,339
Wells Fargo & Co.:
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ....................... 36,100 39,182,579
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ....................... 1,321 1,471,264
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%),
3.90% ....................... 8,065 8,245,656
167,155,614
Capital Markets — 0.6%
(a)(k)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% . 16,350 17,045,527
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 21,725 22,323,741
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 25,785 26,118,916
Goldman Sachs Group, Inc. (The):
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ....................... 12,030 13,142,775
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ....................... 6,755 7,261,963
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ....................... 16,500 16,508,250
102,401,172
Consumer Finance — 0.4%
(a)(k)
Ally Financial, Inc., Series B, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.87%), 4.70% .................. 32,950 33,401,415
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ........ 10,775 11,475,375
General Motors Financial Co., Inc.:
Series A, (LIBOR USD 3 Month + 3.60%),
5.75% ....................... 4,000 4,340,000
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.00%),
5.70% ....................... 9,712 10,853,160
60,069,950
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(k)
............ 16,815 18,538,033
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(k)
............ 36,050 37,296,249
Security
Par (000)
Par (000) Value
Insurance — 0.1%
(a)(k)
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85% .................. USD 8,351 $ 8,789,427
Progressive Corp. (The), Series B, (LIBOR USD
3 Month + 2.54%), 5.38% ............ 9,110 9,588,275
18,377,702
Oil, Gas & Consumable Fuels — 0.3%
(a)(k)
Energy Transfer LP:
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ....................... 6,875 6,471,094
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ....................... 22,050 22,491,000
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% ... 9,499 6,578,058
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.87% ................... 170 172,125
Plains All American Pipeline LP, Series B,
(LIBOR USD 3 Month + 4.11%), 6.13% ... 11,370 9,437,100
45,149,377
Total Capital Trusts — 2.5%
(Cost: $436,721,880) .............................. 448,988,097
Shares
Shares
Preferred Stocks — 0.7%
Capital Markets — 0.1%
Morgan Stanley, Series K, (LIBOR USD 3
Month + 3.49%), 5.85%
(a)(k)
........... 250,567 7,166,216
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.88%
(a)(k)
................. 136,000 7,769,680
Equity Real Estate Investment Trusts (REITs)
— 0.0%
Firstar Realty LLC, 8.88%
(b)(k)
............ 5,000 5,300,000
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(k)
..... 735,000 20,072,850
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(k)
........... 625,000 15,175,000
Petroleo Brasileiro SA (Preference) ........ 1,002,853 4,371,749
19,546,749
Personal Products — 0.0%
LG Household & Health Care Ltd. (Preference) 235 151,160
Technology Hardware, Storage &
Peripherals — 0.3%
Samsung Electronics Co. Ltd. (Preference) .. 924,547 60,700,587
Total Preferred Stocks — 0.7%
(Cost: $97,949,225) ............................... 120,707,242
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
4.00%, 12/21/65
(a)(b)
................ 16,872,000 13,856,130

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Shares
Shares Value
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 4.25%, 12/21/65
(a)(b)
.......... 11,944,000 $ 10,155,983
Total Trust Preferreds — 0.1%
(Cost: $27,894,929) ............................... 24,012,113
Total Preferred Securities — 3.3%
(Cost: $562,566,034) .............................. 593,707,452
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
:
Series 2018-K732, Class B, 4.19%, 05/25/25 USD 1,500 1,631,601
Series 2018-KHG1, Class C,
3.94%, 12/25/27 ................ 4,112 3,622,372
5,253,973
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes, Series 2017-44,
0.66%, 04/17/51
(a)
................. 16,083 688,512
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $6,476,321) ............................... 5,942,485
Shares
Shares
Warrants — 0.0%
Consumer Finance — 0.0%
Srisawad Corp. PCL (Issued/exercisable
08/14/20, 1 shares for 1 warrant, Expires
08/29/25, Strike Price THB 100.00)
(e)
..... 720 469
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
..... 1,489 $ 5,956
Total Warrants — 0.0% .............................. 6,425
Total Long-Term Investments — 95.1%
(Cost: $15,902,848,552) ............................ 17,064,460,570
Short-Term Securities — 8.5%
(q)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02%
*
.................... 1,506,103,767 1,506,103,767
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 20,846,688 20,846,688
SL Liquidity Series, LLC, Money Market Series,
0.13%
(r)*
........................ 5,234,027 5,235,597
Total Short-Term Securities — 8.5%
(Cost: $1,532,185,971) ............................ 1,532,186,052
Total Options Purchased — 0.0%
(Cost: $174,250) ................................. 283,752
Total Investments Before Options Written — 103.6%
(Cost: $17,435,208,773 ) ............................ 18,596,930,374
Total Options Written — (0.0)%
(Premium Received — $21,230) ...................... (48,769)
Total Investments Net of Options Written — 103.6%
(Cost: $17,435,187,543 ) ............................ 18,596,881,605
Liabilities in Excess of Other Assets — (3.6)% ............. (652,896,114)
Net Assets — 100.0% ............................... $ 17,943,985,491
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,235,108, representing less than 0.05% of its net assets as of period end, and an original cost of $1,050,145.
(i)
Convertible security.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Amount is less than 500.
(q)
Annualized 7-day yield as of period end.
(r)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2021
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/21
Shares
Held at
04/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,409,220,735 $ 96,883,032 $ — $ — $ — $ 1,506,103,767 1,506,103,767 $ 161,260 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,444,008 3,817,447 — (25,836) (22) 5,235,597 5,234,027 73,495
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. 87,380,975 — (42,721,761) 1,070,423 (1,281,522) 44,448,115 810,949 1,141,363 —
iShares Core Dividend Growth
ETF .................. — 476,136,837 (136,561,737) 2,952,897 44,622,875 387,150,872 7,756,980 2,251,030 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 249,742,182 511,130,865 (409,624,750) 15,473,163 (7,186,980) 359,534,480 4,111,785 6,064,127 —
iShares MBS ETF
(c)
......... 110,134,024 — (110,062,024) 2,829,965 (2,901,965) — — 198,592 —
$ 22,300,612 $ 33,252,386 $ 2,302,472,831 $ 9,889,867 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
EURO STOXX 50 Index ..................................................... 2,699 06/18/21 $ 127,848 $ 5,549,253
MSCI Emerging Markets E-Mini Index ............................................ 2,483 06/18/21 165,939 (1,815,747)
3,733,506
Short Contracts
Euro- Bobl ............................................................... 16 06/08/21 2,592 14,503
Euro-Bund .............................................................. 15 06/08/21 3,066 22,048
GBP Currency ............................................................ 3,832 06/14/21 330,773 2,291,328
JPY Currency ............................................................ 766 06/14/21 87,626 703,962
S&P 500 E-Mini Index ...................................................... 182 06/18/21 37,987 (26,626)
U.S. Treasury 10 Year Note ................................................... 10,027 06/21/21 1,324,817 11,723,079
U.S. Treasury 10 Year Ultra Note ............................................... 4 06/21/21 583 (2,694)
U.S. Treasury Long Bond .................................................... 7 06/21/21 1,101 489
U.S. Treasury Ultra Bond .................................................... 670 06/21/21 124,725 3,209,276
Long Gilt ............................................................... 7 06/28/21 1,234 (854)
U.S. Treasury 2 Year Note .................................................... 17 06/30/21 3,753 (420)
U.S. Treasury 5 Year Note .................................................... 3,894 06/30/21 482,795 3,712,674
21,646,765
$ 25,380,271
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 231,270 CHF 210,000 Bank of America NA 05/20/21 $ 1,225
USD 904,828 EUR 750,000 Bank of America NA 05/20/21 2,853
USD 869,805 EUR 720,000 BNP Paribas SA 05/20/21 3,909
USD 4,443,374 EUR 3,680,000 Citibank NA 05/20/21 17,684
USD 2,754,973 EUR 2,288,000 JPMorgan Chase Bank NA 05/20/21 3,349
USD 506,606 EUR 420,000 UBS AG 05/20/21 1,500
USD 470,699 GBP 340,000 Bank of New York 05/20/21 1,126
BRL 108,300,000 USD 19,202,128 HSBC Bank plc 05/21/21 702,987
EUR 2,719,814 USD 3,243,763 Bank of America NA 06/16/21 29,096
763,729
EUR 880,000 USD 1,058,875 Toronto Dominion Bank 05/20/21 (558)
USD 1,266,003 CHF 1,170,000 Bank of America NA 05/20/21 (15,673)
USD 348,899,945 EUR 293,060,000 Goldman Sachs International 05/20/21 (3,543,698)
USD 755,285 EUR 630,000 HSBC Bank plc 05/20/21 (2,374)
USD 59,514,226 GBP 43,370,000 Goldman Sachs International 05/20/21 (383,967)
USD 19,630,234 BRL 108,300,000 HSBC Bank plc 05/21/21 (274,879)
USD 3,242,780 EUR 2,719,814 Bank of America NA 06/16/21 (30,080)
USD 4,933,122 EUR 4,123,292 State Street Bank and Trust Co. 06/16/21 (28,599)
(4,279,828)
$ (3,516,099)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Bank Index ..................... 217 06/18/21 EUR 90.00 EUR 997 $ 57,069
EURO STOXX Bank Index ..................... 415 06/18/21 EUR 95.00 EUR 1,907 53,012

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
STOXX Europe 600 Telecommunications Index ....... 378 06/18/21 EUR 230.00 EUR 4,333 $ 84,073
EURO STOXX Bank Index ..................... 220 09/17/21 EUR 90.00 EUR 1,011 89,598
$ 283,752
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Bank Index ...................... 217 06/18/21 EUR 100.00 EUR 997 $ (11,740)
EURO STOXX Bank Index ...................... 220 09/17/21 EUR 100.00 EUR 1,011 (37,029)
$ (48,769)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.36.V1 ................... 1.00 % Quarterly 06/20/26 USD 10,948 $ (284,149) $ (264,527) $ (19,622)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5.00 % Quarterly
Credit Suisse
International 06/20/25 B EUR 450 $ 48,395 $ 42,955 $ 5,440
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 420 77,178 67,114 10,064
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/25 BB EUR 340 43,688 39,547 4,141
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 52,362 44,542 7,820
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 B EUR 140 8,809 7,410 1,399
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 210 26,018 22,888 3,130
Vertical Holdco GmbH .. 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC EUR 476 47,187 20,300 26,887
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 NR USD 3,750 (70,782) (106,968) 36,186
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 3,750 (377,508) (357,716) (19,792)
$ (144,653) $ (219,928) $ 75,275
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $12,744 of net dividends and financing fees.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
02/08/23 $ 10,133,825 $ 121,856
(c)
$ 10,242,937 0.1%
(b)
Range: 60-95 basis points
Benchmarks: Intercontinental Exchange LIBOR:
USD 1 Month
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of April 30, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commercial International Bank
Egypt SAE ............ 835,581 $ 3,109,355 30.3%
Shares Value
% of Basket
Value
Russia
X5 Retail Group NV, GDR ... 73,278 $ 2,249,500 22.0%
United Kingdom
Prudential plc ............ 230,661 4,884,082 47.7
Total Reference Entity — Long ............ 10,242,937
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 10,242,937
Glossary of Terms Used in this Report
Currency Abbreviations
BRL Brazilian Real
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
JPY Japanese Yen
THB Thai Baht
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
LIMEAN London Interbank Mean Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 1,189,636,524 $ 40,977,766 $ 1,230,614,290
Common Stocks:
Aerospace & Defense .................................... 1,619,907 6,992,650 — 8,612,557
Air Freight & Logistics .................................... 8,813,171 9,485,411 — 18,298,582
Airlines .............................................. 12,993,347 9,208,352 — 22,201,699
Auto Components ...................................... 8,863,678 3,026,271 — 11,889,949
Automobiles .......................................... 7,248,332 13,375,109 — 20,623,441
Banks ............................................... 75,527,320 214,832,892 — 290,360,212
Beverages ........................................... 9,254,635 22,852,989 — 32,107,624
Biotechnology ......................................... 34,966,456 1,152,459 — 36,118,915
Building Products ....................................... 4,269,020 8,574,957 — 12,843,977
Capital Markets ........................................ 34,989,033 492,613 — 35,481,646
Chemicals ............................................ 22,459,539 38,765,828 — 61,225,367
Commercial Services & Supplies ............................. 1,820,995 420,082 4,146 2,245,223
Communications Equipment ................................ 4,642,078 1,030,564 — 5,672,642
Construction & Engineering ................................ 223,667 20,827,640 — 21,051,307
Construction Materials .................................... 500,190 7,598,731 — 8,098,921
Consumer Finance ...................................... 35,837,512 10,248,416 — 46,085,928
Containers & Packaging .................................. 1,430,157 — — 1,430,157
Distributors ........................................... 4,592,348 — — 4,592,348
Diversified Consumer Services .............................. 2,348,178 694,342 — 3,042,520
Diversified Financial Services ............................... 5,776,150 — — 5,776,150
Diversified Telecommunication Services ........................ 38,325,301 72,958,674 — 111,283,975
Electric Utilities ........................................ 124,930,198 41,903,308 — 166,833,506
Electrical Equipment ..................................... 7,483,589 27,474,634 — 34,958,223
Electronic Equipment, Instruments & Components ................. 10,900,057 21,763,801 — 32,663,858
Energy Equipment & Services .............................. 2,791,948 45,508 — 2,837,456

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Level 1 Level 2 Level 3 Total
Entertainment ......................................... $ 17,664,447 $ 14,059,088 $ — $ 31,723,535
Equity Real Estate Investment Trusts (REITs) .................... 484,176,060 171,093,438 — 655,269,498
Food & Staples Retailing .................................. 28,709,536 9,610,009 — 38,319,545
Food Products ......................................... 5,418,880 59,828,603 — 65,247,483
Gas Utilities ........................................... 5,785,605 59,051,051 — 64,836,656
Health Care Equipment & Supplies ........................... 28,626,106 20,195,813 — 48,821,919
Health Care Providers & Services ............................ 58,429,868 5,457,309 — 63,887,177
Health Care Technology .................................. 3,497,930 — — 3,497,930
Hotels, Restaurants & Leisure .............................. 28,032,909 13,794,364 — 41,827,273
Household Durables ..................................... 2,456,785 30,481,183 — 32,937,968
Household Products ..................................... 5,298,891 32,382,193 — 37,681,084
Independent Power and Renewable Electricity Producers ............ 369,243 4,728,438 — 5,097,681
Industrial Conglomerates .................................. 12,104,346 1,431,574 — 13,535,920
Insurance ............................................ 49,146,311 115,209,702 — 164,356,013
Interactive Media & Services ............................... 44,944,753 59,988,228 — 104,932,981
Internet & Direct Marketing Retail ............................ 36,194,999 2,156,548 — 38,351,547
IT Services ........................................... 105,948,504 37,687,719 — 143,636,223
Leisure Products ....................................... 21,215,370 1,371,513 — 22,586,883
Life Sciences Tools & Services .............................. 8,922,539 27,192,749 — 36,115,288
Machinery ............................................ 35,729,177 32,435,324 — 68,164,501
Marine .............................................. — 5,393,473 — 5,393,473
Media ............................................... 24,824,182 497,743 — 25,321,925
Metals & Mining ........................................ 6,900,877 54,406,103 — 61,306,980
Multiline Retail ......................................... 15,932,931 — — 15,932,931
Multi-Utilities .......................................... 78,150,976 12,775,808 — 90,926,784
Oil, Gas & Consumable Fuels ............................... 77,212,738 60,329,828 — 137,542,566
Paper & Forest Products .................................. 12,759,783 — — 12,759,783
Personal Products ...................................... 18,109,084 27,940,742 — 46,049,826
Pharmaceuticals ....................................... 52,307,931 119,367,094 — 171,675,025
Professional Services .................................... 2,085,968 45,162,582 — 47,248,550
Real Estate Management & Development ....................... 457,239 141,912,371 — 142,369,610
Road & Rail ........................................... 31,242,963 9,610,571 — 40,853,534
Semiconductors & Semiconductor Equipment .................... 54,502,488 153,658,599 76,215 208,237,302
Software ............................................. 99,034,684 10,594,032 — 109,628,716
Specialty Retail ........................................ 12,809,753 24,577,516 — 37,387,269
Technology Hardware, Storage & Peripherals .................... 49,112,468 30,614,511 — 79,726,979
Textiles, Apparel & Luxury Goods ............................ 2,624,697 51,187,249 — 53,811,946
Thrifts & Mortgage Finance ................................ — 13,526,548 — 13,526,548
Tobacco ............................................. 28,012,108 6,200,504 — 34,212,612
Trading Companies & Distributors ............................ 4,811,593 33,873,758 — 38,685,351
Transportation Infrastructure ............................... 13,700,735 115,442,203 — 129,142,938
Water Utilities ......................................... 5,799,396 5,392,171 — 11,191,567
Wireless Telecommunication Services ......................... 2,728,091 22,244,138 63,186 25,035,415
Corporate Bonds ........................................ — 5,763,078,272 — 5,763,078,272
Equity-Linked Notes ...................................... — 2,267,182,339 — 2,267,182,339
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 31,116,907 2,712,080 33,828,987
Air Freight & Logistics .................................... — 508,725 — 508,725
Airlines .............................................. — 16,437,490 — 16,437,490
Auto Components ...................................... — 16,561,139 — 16,561,139
Automobiles .......................................... — 5,450,768 — 5,450,768
Building Products ....................................... — 11,254,391 — 11,254,391
Capital Markets ........................................ — 9,900,592 1,431,781 11,332,373
Chemicals ............................................ — 28,594,866 964,155 29,559,021
Commercial Services & Supplies ............................. — 33,520,582 — 33,520,582
Construction & Engineering ................................ — 6,903,626 — 6,903,626
Construction Materials .................................... — 9,805,829 — 9,805,829
Containers & Packaging .................................. — 20,711,060 — 20,711,060
Distributors ........................................... — 1,348,474 — 1,348,474
Diversified Consumer Services .............................. — 27,666,357 — 27,666,357
Diversified Financial Services ............................... — 80,158,754 82,508,703 162,667,457
Diversified Telecommunication Services ........................ — 33,804,146 — 33,804,146
Electric Utilities ........................................ — 3,113,964 — 3,113,964
Electrical Equipment ..................................... — 995,742 — 995,742
Entertainment ......................................... — 10,546,220 399,474 10,945,694
Food & Staples Retailing .................................. — 8,752,959 — 8,752,959

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Level 1 Level 2 Level 3 Total
Food Products ......................................... $ — $ 27,194,415 $ — $ 27,194,415
Health Care Equipment & Supplies ........................... — 4,031,460 — 4,031,460
Health Care Providers & Services ............................ — 22,176,478 — 22,176,478
Health Care Technology .................................. — 7,711,134 — 7,711,134
Hotels, Restaurants & Leisure .............................. — 41,985,599 13,461,098 55,446,697
Household Durables ..................................... — 3,502,031 — 3,502,031
Household Products ..................................... — 641,186 — 641,186
Independent Power and Renewable Electricity Producers ............ — 1,596,598 — 1,596,598
Industrial Conglomerates .................................. — 2,785,576 — 2,785,576
Insurance ............................................ — 46,033,444 — 46,033,444
Interactive Media & Services ............................... — 13,415,488 — 13,415,488
Internet & Direct Marketing Retail ............................ — 3,097,734 — 3,097,734
IT Services ........................................... — 61,339,094 — 61,339,094
Life Sciences Tools & Services .............................. — 24,171,591 — 24,171,591
Machinery ............................................ — 23,125,902 — 23,125,902
Media ............................................... — 54,801,150 5,905,735 60,706,885
Metals & Mining ........................................ — 8,541,807 — 8,541,807
Oil, Gas & Consumable Fuels ............................... — 5,483,445 — 5,483,445
Paper & Forest Products .................................. — — 475,495 475,495
Personal Products ...................................... — 11,007,113 — 11,007,113
Pharmaceuticals ....................................... — 17,481,723 — 17,481,723
Professional Services .................................... — 15,353,188 — 15,353,188
Real Estate Management & Development ....................... — 64,064 — 64,064
Road & Rail ........................................... — 4,215,437 — 4,215,437
Software ............................................. — 116,320,767 — 116,320,767
Specialty Retail ........................................ — 16,610,771 — 16,610,771
Technology Hardware, Storage & Peripherals .................... — 712,192 — 712,192
Trading Companies & Distributors ............................ — 4,604,504 1,540,651 6,145,155
Wireless Telecommunication Services ......................... — 7,939,379 — 7,939,379
Foreign Agency Obligations ................................. — 65,189,338 — 65,189,338
Foreign Government Obligations .............................. — 314,114,881 — 314,114,881
Investment Companies .................................... 793,269,234 — — 793,269,234
Non-Agency Mortgage-Backed Securities ........................ — 753,564,400 50,165,503 803,729,903
Preferred Securities:
Banks ............................................... — 167,155,614 — 167,155,614
Capital Markets ........................................ 7,166,216 102,401,172 — 109,567,388
Commercial Services & Supplies ............................. — 13,856,130 — 13,856,130
Consumer Finance ...................................... 7,769,680 70,225,933 — 77,995,613
Diversified Financial Services ............................... — 18,538,033 — 18,538,033
Electric Utilities ........................................ — 37,296,249 — 37,296,249
Equity Real Estate Investment Trusts (REITs) .................... 5,300,000 — — 5,300,000
Insurance ............................................ 20,072,850 18,377,702 — 38,450,552
Oil, Gas & Consumable Fuels ............................... 19,546,749 45,149,377 — 64,696,126
Personal Products ...................................... — 151,160 — 151,160
Technology Hardware, Storage & Peripherals .................... — 60,700,587 — 60,700,587
U.S. Government Sponsored Agency Securities .................... — 5,942,485 — 5,942,485
Warrants .............................................. 5,956 469 — 6,425
Short-Term Securities ....................................... 1,526,950,455 — — 1,526,950,455
Options Purchased:
Equity contracts .......................................... 283,752 — — 283,752
Liabilities:
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (17,712) (17,712)
Subtotal ....................................................
$ 4,418,764,642 $ 13,972,244,147 $ 200,668,276 $ 18,591,677,065
Investments v alued at NAV
(b)
...................................... 5,235,597
$ —
Total Investments .............................................. $ 18,596,912,662
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 95,067 $ — $ 95,067
Equity contracts ........................................... 5,549,253 121,856 — 5,671,109
Foreign currency exchange contracts ............................ 2,995,290 763,729 — 3,759,019
Interest rate contracts ....................................... 18,682,069 — — 18,682,069
Liabilities:
Credit contracts ........................................... — (39,414) — (39,414)
Equity contracts ........................................... (1,891,142) — — (1,891,142)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ............................ $ — $ (4,279,828) $ — $ (4,279,828)
Interest rate contracts ....................................... (3,968) — — (3,968)
$ 25,331,502 $ (3,338,590) $ — $ 21,992,912
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments:
Assets/Liabilities:
Opening balance, as of July 31, 2020 ..................... $ 21,054,655 $ 257,064 $ — $ 104,876,990 $ 25,158,253 $ 1,575,000 $ (102,437) $ 152,819,525
Transfers into level 3 ............................... 1,005,394 — 53,461 46,000,000 — — — 47,058,855
Transfers out of level 3 .............................. — — — (4,728,257) (5,956,400) — — (10,684,657)
Accrued discounts/premiums ........................... 18,777 — — 9,624 20,903 — — 49,304
Net realized loss ................................... (5,871) (1,256) — (78,189) — (239,154) — (324,470)
Net change in unrealized appreciation (depreciation)
(a)
.......... 213,779 (224,046) (53,461) (6,337,612) 1,710,747 164,154 84,725 (4,441,714)
Purchases ....................................... 20,584,137 117,922 — 12,740,745 29,232,000 — — 62,674,804
Sales .......................................... (1,893,105) (6,137) — (43,084,129) — (1,500,000) — (46,483,371)
Closing balance, as of April 30, 2021 ......................
$ 40,977,766 $ 143,547 $ — $ 109,399,172 $ 50,165,503 $ — $ (17,712) $ 200,668,276
Net change in unrealized appreciation (depreciation) on investments still held a t April 30, 2021
(a)
.........................
$ 213,779 $ (224,046) $ — $ (7,326,060) $ 1,710,747 $ — $ 84,725 $ (5,540,855)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.